UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	8/31/2008

Date of reporting period:	11/30/2007

Item 1.  Schedule of Investments

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia California Tax-Exempt Reserves

	Par ($)	Value ($)*
Municipal Bonds – 99.6%
CALIFORNIA – 93.0%
CA ABAG Finance Authority for Nonprofit Corporations
Miramar Apartments,
Series 2000 A, AMT,
Guarantor: FNMA
3.610% 03/15/33(a)	15,000,000	15,000,000
CA Adelanto Public Utility Authority
Series 2005 A,
Insured: AMBAC,
SPA: Dexia Credit Local
3.530% 11/01/34(b)	3,150,000	3,150,000
CA Alameda Corridor Transportation Authority
Series 2005,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.680% 10/01/20(b)	9,340,000	9,340,000
CA Alameda County Industrial Development Authority
Jeta LLC,
Series 2004 A, AMT,
LOC: Comerica Bank
3.640% 04/01/34(b)	1,000,000	1,000,000
OZ Enterprises LLC,
Series 2005, AMT,
LOC: Comerica Bank
3.640% 08/01/35(b)	4,750,000	4,750,000
Segale Family Trust,
Series 2002, AMT,
LOC: Bank of the West
3.640% 10/01/32(b)	2,320,000	2,320,000
York Fabrication, Inc.,
Series 1996 A, AMT,
LOC: Bank of the West
LOC: BNP Paribas
3.650% 11/01/26(b)	5,100,000	5,100,000
CA Arcadia Unified School District
Series 2007 Class A,
Insured: FSA,
LIQ FAC: Bayerische Landesbank
3.630% 08/01/37(b)	51,020,000	51,020,000
CA Burbank Glendale Pasadena Airport Authority
Series 2005, AMT,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase & Co.
3.680% 01/01/13(b)	5,675,000	5,675,000
CA Carlsbad Unified School District Certificates of Participation
Series 2001,
Insured: FSA,
SPA: First Union National Bank
3.500% 09/01/24(b)	1,700,000	1,700,000

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Chaffey Community College District
Series 2007,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.650% 06/01/32(b)	15,565,000	15,565,000
CA City of Chula Vista
Series 2006, AMT,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.700% 12/01/27(b)	3,125,000	3,125,000
CA Clovis Unified School District
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.760% 08/01/28(b)	505,000	505,000
CA Colton Joint Unified School District
Series 2004,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.760% 02/01/12(b)	5,395,000	5,395,000
CA Community College Financing Authority
Series 2007 A,
4.500% 06/30/08	10,710,000	10,758,404
CA Contra Costa County
Multi-Family Housing,
Series 2007, AMT,
LIQ FAC: Goldman Sachs,
GTY AGMT: Goldman Sachs
3.660% 07/01/47(b)	12,495,000	12,495,000
CA Corona
Multi-Family Housing,
Country Hills Apartments,
Series 1995 A,
Guarantor: FHLMC
3.470% 02/01/25(a)	6,055,000	6,055,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A,
Guarantor: FNMA
3.470% 12/01/15(a)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A,
3.470% 10/15/29(a)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-3,
LOC: Bank of New York
3.400% 05/01/22(b)	19,720,000	19,720,000
Series 2002 C-8,
LOC: Bayerische Landesbank
3.480% 05/01/22(b)	25,000,000	25,000,000
Series 2003:
Insured: AMBAC,

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
LOC: BNP Paribas
3.620% 05/01/16(b)	55,485,000	55,485,000
Insured: MBIA
3.680% 05/01/11(a)	75,000	75,000
Series 2005 F-2,
LOC: JPMorgan Chase Bank,
LOC: Societe Generale
3.460% 05/01/20(b)	71,430,000	71,430,000
Series 2005 G-10,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.470% 05/01/18(b)	27,240,000	27,240,000
Series 2005 G-13,
Insured: FGIC,
SPA: Morgan Stanley Bank
3.500% 05/01/18(b)	98,310,000	98,310,000
Series 2005 G-8,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.450% 05/01/18(b)	59,487,000	59,487,000
Series 2005,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.680% 12/01/25(b)	8,095,000	8,095,000
Series 2002 C-15,
LOC: Bank of Nova Scotia
3.400% 05/01/22(b)	41,445,000	41,445,000
Series 2004 2168,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.760% 12/01/10(b)	5,125,000	5,125,000
Supply Revenue,
Series 2002 C-11,
LOC: KBC Bank N.V.,
LOC: Bank of New York
3.430% 05/01/22(b)	26,400,000	26,400,000
CA Desert Community College District
Series 2005 912,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.600% 02/01/13(b)	4,140,000	4,140,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007:
Insured: FGIC:
LIQ FAC: Deutsche Bank A.G.
3.620% 08/01/34(b)	7,500,000	7,500,000
LIQ FAC: Deutsche Bank AG
3.620% 12/01/30(b)	23,475,000	23,475,000
Insured: FSA:
LIQ FAC: Deutsche Bank A.G
3.680% 08/01/32(b)	10,115,000	10,115,000
LIQ FAC: Deutsche Bank AG.
3.630% 07/01/32(b)	8,030,000	8,030,000
LIQ FAC: Deutsche Bank Trust Services
3.620% 06/01/28(b)	15,780,000	15,780,000
Insured: MBIA,

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
LIQ FAC: Deutsche Bank A.G.:
3.620% 08/01/29(b)	8,035,000	8,035,000
3.620% 08/01/31(b)	7,490,000	7,490,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners,
Series 1984 B,
LOC: General Electric Capital Corp.
3.450% 12/01/19(b)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A,
LOC: General Electric Capital Corp.
3.450% 12/01/19(b)	7,000,000	7,000,000
CA Economic Recovery
Series 2004 C-1,
SPA: Landesbank Baden-Wurttemberg
3.490% 07/01/23(b)	6,130,000	6,130,000
Series 2004 C-3,
SPA: Landesbank Hessen-Thuringen
3.380% 07/01/23(b)	9,700,000	9,700,000
Series 2004 C-8,
3.400% 07/01/23(a)	21,610,000	21,610,000
Series 2004C-11,
LOC: BNP Paribas
3.400% 07/01/23(b)	56,991,000	56,991,000
CA Educational Facilities Authority
3.370% 01/09/08	15,700,000	15,700,000
Life Chiropractic College,
Series 1999,
LOC: Bank of the West
3.540% 01/01/25(b)	6,055,000	6,055,000
Series 2000 A,
LIQ FAC: Societe Generale
3.630% 10/01/27(b)	14,275,000	14,275,000
CA Foothill-De Anza Community College District
Series 2007,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.600% 02/01/15(b)	5,505,000	5,505,000
CA Fremont Union High School District
Series 2005,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.750% 09/01/23(b)	3,485,000	3,485,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC,
Series 2001 A,
Guarantor: FNMA
3.470% 02/15/31(a)	2,495,000	2,495,000

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Fullerton School District
Series 2002,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.680% 08/01/26(b)	6,100,000	6,100,000
CA Golden State Tobacco Securitization Corp.
Series 2004 B,
Insured: AMBAC,
LIQ FAC: Goldman Sachs
3.610% 06/01/28(b)	36,220,000	36,220,000
Series 2007,
Insured:FGIC,
LIQ FAC: Citigroup Financials Products
3.730% 06/01/35(b)	31,800,000	31,800,000
CA Goleta Water District Certificates of Participation
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Financial Products
3.640% 12/01/22(b)	1,725,000	1,725,000
CA GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs,
GIC: IXIS Financial Products
3.680% 05/01/47(b)	6,694,092	6,694,092
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC,
Series 1998 A, AMT,
Guarantor: FNMA
3.610% 03/15/33(a)	7,300,000	7,300,000
CA Health Facilities Financing Authority
Series 2006 C,
3.530% 06/01/41(a)	92,900,000	92,900,000
CA Home Mortgage Finance Authority
Series 2007, AMT,
LIQ FAC: Goldman Sachs,
GIC: AIG
3.630% 09/01/52(b)	8,715,000	8,715,000
CA Housing Finance Agency
Multi-Family Housing:
Series 2000 A, AMT,
LOC: Landesbank Hessen-Thuringen
3.700% 02/01/35(b)	18,115,000	18,115,000
Series 2002 A, AMT,
SPA: FNMA
3.600% 02/01/37(b)	7,865,000	7,865,000
Series 2000 A, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.700% 02/01/26(b)	22,425,000	22,425,000
Series 2000, AMT,
Insured: AMBAC,
LIQ FAC: BNP Paribas
3.670% 08/01/29(b)	5,920,000	5,920,000
Series 2001 E, AMT,
3.600% 02/01/36(a)	35,020,000	35,020,000
Series 2003 U, AMT,
Insured: FSA,
LIQ FAC: Dexia Credit Local

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
3.680% 02/01/32(b)	11,910,000	11,910,000
Series 2005,
4.340% 02/01/08(a)	12,960,000	12,960,000
Series 2006 C, AMT,
SPA: Calyon Bank:
3.600% 02/01/37(b)	44,350,000	44,350,000
3.600% 08/01/37(b)	22,705,000	22,705,000
Series 2007 H, AMT,
SPA: KBC Bank N.V.
3.690% 02/01/42(b)	11,660,000	11,660,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
Guarantor: FNMA
3.470% 08/01/26(a)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Research,
Series 2001,
LOC: Bank of New York,
LOC: California State Teachers’ Retirement System
3.540% 11/15/37(b)	36,500,000	36,500,000
J Paul Getty Trust,
Series 2007, B,
3.490% 04/01/33(a)	525,000	525,000
Series 2003 A,
LOC: Wells Fargo Bank N.A.
3.510% 09/01/28(b)	3,850,000	3,850,000
Series 2007,
Insured: FGIC,
LIQ FAC: Citigroup Financial Products
3.670% 07/01/29(b)	7,085,000	7,085,000
Traditional Baking, Inc.,
Series 2003, AMT,
LOC: Mellon Bank N.A.
3.700% 08/01/28(b)	2,020,000	2,020,000
CA Irwindale Community Redevelopment Agency
Series 2006,
Insured: FSA,
LIQ FAC: Dexia Credit Local
3.610% 07/15/26(b)	7,100,000	7,100,000
CA Kern High School District
Series 2005,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.680% 08/01/25(b)	8,330,000	8,330,000
CA Lassen Municipal Utility District Revenue
Series 1996 A, AMT,
Insured: FSA,
SPA: Credit Local de France
3.640% 05/01/08(b)	1,300,000	1,300,000

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Lehman Brothers Pooled Municipal Trust Receipts
Series 2005, AMT,
Insured: AMBAC,
LIQ FAC: Lehman Liquidity Co.
3.780% 08/01/38(b)	7,410,000	7,410,000
CA Livermore Redevelopment Agency
Series 2006, AMT,
LIQ FAC: Citigroup Financial Products
3.770% 07/01/37(b)	22,350,000	22,350,000
CA Long Beach Bond Finance Authority
Series 2007,
LIQ FAC: Morgan Stanley Municipal Funding, Inc.:
3.750% 11/15/33(b)	58,600,000	58,600,000
3.750% 11/15/37(b)	39,375,000	39,375,000
CA Long Beach Harbor Revenue
Series 2005 MT-175,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.700% 05/15/15(b)	4,995,000	4,995,000
CA Los Angeles County Metropolitan Transportation Authority
Series 2007
LIQ FAC: Citigroup Financial Products, Inc.
3.700% 07/01/34(b)	9,670,000	9,670,000
CA Los Angeles Department of Airports
Series 2002 C-1,
LOC: BNP Paribas,
LOC: Landesbank Baden-Wurttemberg
3.500% 05/15/20(b)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001 B-2,
3.300% 07/01/34(a)	35,525,000	35,525,000
Series 2001 B-5,
3.400% 07/01/34(a)	30,000,000	30,000,000
Series 2001 B-6,
3.450% 07/01/34(a)	8,400,000	8,400,000
Series 2001,
Insured: MBIA,
LIQ FAC: JPMorgan Chase Bank
3.600% 01/01/09(b)	12,995,000	12,995,000
Series 2002 A-2,
LOC: National Australia Bank
3.500% 07/01/35(b)	25,700,000	25,700,000
Series 2002 A-4,
3.460% 07/01/35(a)	23,550,000	23,550,000
Series 2002 A-5,
LOC: National Australia Bank
3.480% 07/01/35(b)	21,900,000	21,900,000
Series 2002 A-6,
3.500% 07/01/35(a)	18,000,000	18,000,000
Series 2002 A-7,
LOC: National Australia Bank
3.460% 07/01/35(b)	5,100,000	5,100,000
Series 2002 A-8,
3.470% 07/01/35(a)	5,200,000	5,200,000
Series 2007,

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.600% 07/01/15(b)	41,500,000	41,500,000
CA Los Angeles Unified School District
Series 2006:
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.680% 07/01/25(b)	2,970,000	2,970,000
Insured: AMBAC
LIQ FAC: Merrill Lynch & Co.
3.680% 07/01/30(b)	8,275,000	8,275,000
Series 2007 A,
Insured: FSA,
LIQ FAC: Landesbank Hessen-Thuringen
3.630% 07/01/32(b)	6,600,000	6,600,000
Series 2007:
Insured: AMBAC,
LOC: JPMorgan Chase Bank
3.600% 01/01/15(b)	8,530,000	8,530,000
Insured: MBIA,
LIQ FAC: DEPFA Bank PLC
3.610% 07/01/25(b)	72,990,000	72,990,000
CA Los Angeles
Multi-Family Housing Revenue,
Playa Phase II Apartments LLC,
Series 2000 B-II, AMT,
Guarantor: FNMA
3.620% 03/15/34(a)	13,100,000	13,100,000
CA Manteca Redevelopment Agency
Series 2006,
Insured: AMBAC,
LIQ FAC: Morgan Stanley
3.650% 10/01/36(b)	6,600,000	6,600,000
CA Metropolitan Water District of Southern California
Series 2007,
LIQ FAC: JPMorgan Chase Bank
3.600% 01/01/15(b)	7,110,000	7,110,000
CA Morgan Hill United School District
Series 2000 S,
Insured: FGIC,
SPA: Societe Generale
3.610% 08/01/25(b)	4,290,000	4,290,000
CA Municipal Securities Trust Certificates
Series 2006 A,
Insurer: AMBAC,
LIQ FAC: Bear Stearns Capital Markets
3.650% 02/13/18(b)	9,905,000	9,905,000
Series 2007 Class A:
Insured: FGIC,
LIQ FAC: Bear Stearns Capital Markets
3.730% 06/16/11(b)	4,995,000	4,995,000
LIQ FAC: Bear Stearns Capital Markets
3.730% 06/01/47(b)	23,000,000	23,000,000

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Northern California Gas Authority No. 1
Series 2007,
LIQ FAC: Goldman Sachs
3.630% 07/01/27(b)	14,100,000	14,100,000
CA Oakland Redevelopment Agency
Multi-Family Revenue,
Series 2005, AMT,
SPA: Lloyds TSB Bank PLC
4.130% 10/01/50(b)	150,695,000	150,695,000
CA Oakland
Series 2002 756,
Insured: FGIC,
LOC: Morgan Stanley
3.680% 01/15/32(b)	9,239,000	9,239,000
CA Orange County Apartment Development Revenue
WLCO LF Partners,
Series 1998 G-2,
Guarantor: FNMA,
LIQ FAC: FNMA
3.450% 11/15/28(b)	17,500,000	17,500,000
CA Orange County Special Financing Authority
Series 1995 B,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.500% 11/01/14(b)	10,890,000	10,890,000
Series 1995 C,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.500% 11/01/14(b)	24,805,000	24,805,000
Series 1995 D,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.500% 11/01/14(b)	17,170,000	17,170,000
Series 1995 E,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.500% 11/01/14(b)	10,625,000	10,625,000
CA Orange County Water District Revenue Certificates of Participation
Series 2003,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.760% 02/15/11(b)	4,575,000	4,575,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding,
Series 2000,
Insured: FSA,
SPA: Wachovia Bank N.A.
3.500% 09/01/23(b)	115,000	115,000
CA Pasadena Water Revenue
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.760% 06/01/27(b)	5,285,000	5,285,000

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Peralta Community College District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.760% 08/01/08(b)	5,835,000	5,835,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT,
Guarantor: FNMA
3.610% 09/15/34(a)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A, AMT,
LOC: Wells Fargo Bank N.A.
3.630% 06/01/15(b)	5,920,000	5,920,000
Blue Line Transfer, Inc.,
Series 2002 A, AMT,
LOC: Wells Fargo Bank N.A.
3.630% 08/01/14(b)	905,000	905,000
CR&R, Inc.,
Series 2006 A, AMT,
LOC: Bank of the West
3.660% 06/01/25(b)	3,920,000	3,920,000
Marborg Industries,
Series 2006 A, AMT,
LOC: Pacific Capital Bank N.A.,
LOC: Wachovia Bank N.A.
3.630% 06/01/35(b)	5,335,000	5,335,000
Pacific Gas & Electric Corp.:
Series 1996 E,
LOC: Bank One N.A.
3.450% 11/01/26(b)	51,500,000	51,500,000
Series 1996 F,
LOC: JPMorgan Chase & Co.
3.450% 11/01/26(b)	41,700,000	41,700,000
Series 1996,
LOC: JPMorgan Chase Bank
3.470% 11/01/26(b)	4,000,340	4,000,340
Sierra Pacific Industries, Inc.,
Series 1993,
LOC: Wells Fargo Bank N.A.
3.550% 02/01/13(b)	13,400,000	13,400,000
Solid Waste Disposal,
Series1998 A, AMT,
LOC: Comerica Bank
3.680% 03/01/18(b)	695,000	695,000
Southdown, Inc.,
Series 1983,
LOC: Wachovia Bank N.A.:
3.480% 02/15/13(b)	8,000,000	8,000,000
3.480% 09/15/13(b)	9,400,000	9,400,000
US Borax, Inc.,
Series 1995 A,
LOC: Wachovia Bank N.A.
3.490% 06/01/10(b)	4,795,000	4,795,000

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA Pomona Certificates of Participation
Congregational Homes, Inc.,
Series 2004,
LOC: HSH Nordbank Agency
3.470% 01/01/34(b)	17,770,000	17,770,000
CA Pomona Public Financing Authority
Series 2007,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.680% 05/01/42(b)	7,105,000	7,105,000
CA Port of Oakland
Series 2007, AMT,
Insured: MBIA,
LIQ FAC: Citigroup FInancial Products
3.720% 11/01/27(b)	7,500,000	7,500,000
Series 2007,
Insured: MBIA,
LIQ FAC: Citigroup Financial Products
3.640% 11/01/29(b)	16,020,000	16,020,000
CA Poway Redevelopment Agency
Tax Allocation,
Series 2003,
Insured: MBIA,
LIQ FAC: Citigroup Financial Products
3.640% 06/15/20(b)	4,240,000	4,240,000
CA Rancho Water District Financing Authority
Series 2001 B,
Insured: FGIC,
SPA: State Street Bank & Trust Co.
3.500% 08/01/31(b)	25,980,000	25,980,000
CA Reset Optional Certificates Trust II-R
Series 2006,
Insured: FSA,
LIQ FAC: Well Fargo Bank N.A.
3.700% 09/01/25(b)	2,930,000	2,930,000
CA Riverside County Housing Authority
AP II Murrieta LP,
Series 1998 A, AMT,
Insured: FHLMC
3.610% 01/15/29(a)	12,600,000	12,600,000
CA Rowland Unified School District
Series 2003,
Insured: FSA,
LIQ FAC: Citigroup Financial Products
3.640% 08/01/22(b)	5,900,000	5,900,000
CA Sacramento County Housing Authority
Multi-Family Housing,
Series 2007 E, AMT,
Insured: FHLMC
3.660% 05/01/42(a)	17,800,000	17,800,000
Wasatch Pool Holdings LLC,
Series 2001 F, AMT,
Guarantor: FNMA
3.610% 02/15/31(a)	3,750,000	3,750,000
CA Sacramento County Sanitation District
Series 2007 A,
Insured: FGIC,
LIQ FAC: Societe Generale:
3.610% 12/01/35(b)	21,470,000	21,470,000

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
3.630% 12/01/35(b)	79,300,000	79,300,000
CA Sacramento County
Multi-Family Housing,
Series 2007 B,
Guarantor: FNMA
3.470% 08/15/27(a)	10,000,000	10,000,000
CA Sacramento Municipal Utlities District
3.230% 12/06/07	120,000,000	120,000,000
CA San Bernardino County Certificates of Participation
Series 1996,
LOC: BNP Paribas
3.470% 07/01/15(b)	2,300,000	2,300,000
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue:
Indian Knoll Apartments,
Series 1985 A,
Guarantor: FNMA
3.450% 05/15/31(a)	3,580,000	3,580,000
Reche Canyon Apartments,
Series 1985,
Guarantor: FNMA
3.470% 05/15/30(a)	3,500,000	3,500,000
CA San Diego County Regional Airport
3.470% 01/10/08	8,300,000	8,300,000
CA San Diego Housing Authority
Multi-Family Housing Revenue,
Swift Real Estate Partners,
Series 2004 C,
Guarantor: FNMA
3.450% 01/15/35(a)	11,915,000	11,915,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue:
8th & Howard Family Apartments,
Series 2000 B, AMT,
LOC: Citibank N.A.
3.610% 12/01/34(b)	6,305,000	6,305,000
Fillmore Center:
Series 1992 B-1,
LOC: FHLMC
3.480% 12/01/17(b)	46,800,000	46,800,000
Series 1992 A,
LOC: FHLMC
3.480% 12/01/17(b)	30,100,000	30,100,000
Series 1992, AMT,
LOC: FHLMC
3.520% 12/01/17(b)	3,000,000	3,000,000
Mercy Housing CA XXIV,
Series 2002 B,

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
LOC: Citibank N.A.
3.640% 03/01/36(b)	2,375,000	2,375,000
South Harbor,
Series 1986,
LOC: Credit Local de France
3.620% 12/01/16(b)	6,400,000	6,400,000
CA San Joaquin County
3.550% 03/13/08	40,000,000	40,000,000
CA San Joaquin Hills Transportation Corridor Agency
Series 2006,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.670% 01/15/34(b)	5,680,000	5,680,000
CA San Jose Multi-Family Housing Revenue
Fairfield Trestles LP,
Series 2004 A, AMT,
LOC: FHLMC
3.640% 03/01/37(b)	7,325,000	7,325,000
Sunset Square LP,
Series 2002 E, AMT,
LOC: Citibank N.A.
3.610% 06/01/34(b)	4,469,000	4,469,000
CA San Jose Redevelopment Agency
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.760% 08/01/26(b)	7,455,000	7,455,000
CA San Jose Unified School District
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.680% 08/01/29(b)	19,800,000	19,800,000
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.680% 08/01/23(b)	5,150,000	5,150,000
CA Santa Rosa High School District
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.680% 08/01/11(b)	4,265,000	4,265,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue,
Series 1995 E,
LOC: FHLMC
3.460% 03/01/12(b)	17,140,000	17,140,000
CA Southern California Public Power Authority
Power Project Revenue:
Series 1991,
Insured: AMBAC,
LOC: Lloyds TSB Bank PLC
3.460% 07/01/19(b)	15,000,000	15,000,000

13

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Series 2003,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.680% 07/01/11(b)	4,930,000	4,930,000
Series 2007 A-1,
Insured: MBIA,
SPA: KBC Bank N.V.
3.460% 07/01/36(b)	56,960,000	56,960,000
CA Statewide Communities Development Authority
Hanna Boys Center,
Series 2002,
LOC: Northern Trust Co.
3.600% 12/31/32(b)	5,000,000	5,000,000
Industrial Development Revenue,
Multiple Peptide Systems,
Series 2002 A, AMT,
LOC: Bank of the West
3.700% 12/01/17(b)	3,150,000	3,150,000
Kaiser Permanente,
Series 2003 D,
3.500% 05/01/33(a)	16,600,000	16,600,000
Multi-Family Housing,
Irvine Apartment Communities LP,
Series 2001 W-1, AMT,
LOC: Wells Fargo Bank N.A.
3.550% 08/01/34(b)	19,200,000	19,200,000
Multi-Family Revenue:
Bay Vista at Meadow Park LP,
Series 2003 1, AMT,
LOC: Wells Fargo Bank N.A.
3.610% 12/15/37(b)	7,300,000	7,300,000
Cienega Preservation LP,
Series 2002 V, AMT,
LOC: Washington Mutual Bank
3.750% 10/01/33(b)	11,760,000	11,760,000
Plan Nine Partners LLC,
Series 2005 A,
LOC: Union Bank of California N.A.
3.540% 02/01/35(b)	13,415,000	13,415,000
Series 2004 M,
3.530% 04/01/38(a)	19,600,000	19,600,000
Series 2006, AMT:
LIQ FAC: Citigroup Financial Products:
3.770% 08/01/39(b)	10,125,000	10,125,000
3.770% 06/01/50(b)	17,250,000	17,250,000
LIQ FAC: Goldman Sachs
3.680% 01/01/49(b)	3,435,000	3,435,000
Series 2006,
LOC: Allied Irish Bank PLC
3.470% 06/01/27(b)	9,400,000	9,400,000
Series 2007 29-G, AMT,
LIQ FAC: Goldman Sachs
3.660% 05/01/39(b)	23,495,000	23,495,000
Series 2007, AMT,
LOC: Merrill Lynch Capital Services
4.020% 02/01/53(b)(d)	58,995,000	58,995,000

14

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
CA State
Series 2005 A:
LOC: Calyon Bank
3.500% 05/01/40(b)	107,475,000	107,475,000
LOC: Fortis Bank S.A./N.A.
3.500% 05/01/40(b)	136,175,000	136,175,000
Series 2005,
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.610% 02/01/25(b)	10,555,000	10,555,000
Series 2006 A,
Insured: AMBAC,
LIQ FAC: Bayerische Landesbank
3.640% 08/01/31(b)	14,360,000	14,360,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Morgan Stanley
3.650% 03/01/34(b)	5,500,000	5,500,000
Series 2007 A,
LIQ FAC: Societe Generale
3.640% 06/01/37(b)	24,840,000	24,840,000
Series 2007:
Insured: AMBAC,
LIQ FAC: Morgan Stanley
3.650% 03/01/34(b)	5,222,500	5,222,500
Insured: FSA,
LIQ FAC: Citigroup Financial Products
3.640% 06/01/32(b)	98,355,000	98,355,000
Insured: MBIA,
LIQ FAC: JPMorgan Chase & Co.
3.640% 02/01/33(b)	14,325,000	14,325,000
CA Stockton Health Facilities Revenue
Dameron Hospital Associates,
Series 2002 A,
LOC: Citibank N.A.
3.500% 12/01/32(b)	10,000,000	10,000,000
CA Tahoe Forest Hospital District
Series 2002,
LOC: U.S. Bank N.A.
3.500% 07/01/33(b)	5,700,000	5,700,000
CA TICS/TOCS Trust
Series 2002, AMT,
Insured: MBIA,
LIQ FAC: Bank of New York
3.590% 04/01/44(b)	35,660,000	35,660,000
CA UBS Municipal Certificates
Series 2007:
Insured: FGIC,
SPA: Bank of New York
3.610% 03/01/31(b)	12,830,000	12,830,000
SPA: BNP Paribas
3.610% 05/01/15(b)	5,200,000	5,200,000
CA University of California
Series 2005,
Insured: FSA,
LIQ FAC: Lehman Liquidity Co.
3.710% 05/15/38(b)	6,480,000	6,480,000

15

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Series 2007,
Insured: FGIC,
SPA: Wachovia Bank N.A.
3.650% 05/15/27(b)	8,800,000	8,800,000
CA University
Series 2006:
Insured: AMBAC,
LIQ FAC: Morgan Stanley
3.650% 11/01/30(b)	4,000,000	4,000,000
Insured: MBIA,
LIQ FAC: JPMorgan Chase & Co.
3.600% 11/01/13(b)	2,985,000	2,985,000
CA West Contra Costa Unified School District
Series 2004,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.760% 08/01/24(b)	5,895,000	5,895,000
Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch:
Series 2006:
Insured: FGIC:
LIQ FAC: Merrill Lynch Capital Services
3.780% 09/01/30(b)	6,260,000	6,260,000
SPA: Merrill Lynch Capital Services:
3.780% 08/01/30(b)	3,940,000	3,940,000
3.780% 02/01/38(b)	15,420,000	15,420,000
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.780% 12/01/34(b)	3,580,000	3,580,000
Series 2007:
Insured: FSA:
LIQ FAC: Merrill Lynch Capital Services
3.680% 08/01/29(b)	13,605,000	13,605,000
LIQ FAC: Svenska Handelsbanken
3.490% 07/01/22(b)	17,310,000	17,310,000
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services:
3.680% 09/01/38(b)	3,460,000	3,460,000
3.760% 06/01/27(b)	7,810,000	7,810,000
LIQ FAC: Dexia Credit Local
3.620% 03/01/16(b)	13,450,000	13,450,000
Series 2007, AMT,
SPA: Merrill Lynch Capital Services
4.130% 12/01/46(b)	32,340,000	32,340,000
CALIFORNIA TOTAL		3,796,106,336
PUERTO RICO – 6.6%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 12/27/08(b)	68,420,000	68,420,000

16

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2000,
Insurer: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.760% 07/01/20(b)	1,820,000	1,819,938
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005 MT-174,
Insured: CIFG,
SPA: Merrill Lynch Capital Services
3.730% 07/01/19(b)	4,945,000	4,945,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.600% 07/01/41(b)	16,985,000	16,985,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000-2,
LIQ FAC: Bank of New York
3.590% 10/01/23(b)(c)	3,735,000	3,735,000
Series 2005 MT-172,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.760% 07/01/26(b)	2,485,000	2,485,000
Series 2005 MT-173,
Insured: AMBAC,
LIQ FAC: Merrill Lynch Capital Services
3.760% 07/01/26(b)	6,125,000	6,125,000
Series 2006,
Insured: FGIC,
LIQ FAC: Bayerische Landesbank
3.600% 07/01/22(b)	13,840,000	13,840,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.680% 12/01/19(b)(c)	4,695,000	4,695,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 09/03/09(b)	68,500,000	68,500,000
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.590% 07/01/27(b)	31,610,000	31,610,000
Series 2002,
Insured: FSA,
LIQ FAC: Morgan Stanley
3.640% 07/01/20(b)	19,952,500	19,952,500
Series 2003,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.640% 07/01/20(b)	3,715,000	3,715,000
Series 2006,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.760% 07/01/29(b)	5,620,000	5,620,000

17

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR TICS/TOCS Trust
Series 2001-2,
Insured: FSA,
LIQ FAC: Bank of New York
3.590% 07/01/19(b)	15,745,000	15,745,000
PUERTO RICO TOTAL		268,192,438

Total Municipal Bonds
(cost of $4,064,298,774)		4,064,298,774

Total Investments – 99.6%
(cost of $4,064,298,774)(e)		4,064,298,774

Other Assets & Liabilities, Net – 0.4%		18,151,518

Net Assets – 100.0%		4,082,450,292

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(b)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $8,430,000, which represents 0.2% of net assets.

(d)	Illiquid security.

(e)	Cost for federal income tax purposes is $4,064,298,774.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement

18

LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

19

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Cash Reserves

	Par ($)	Value ($)*
Corporate Bonds – 37.5%
Acme Paper & Supply Co.
LOC: Wachovia Bank N.A.
5.230% 09/15/20(a)	2,760,000	2,760,000
AIG Matched Funding Corp.
5.270% 09/24/08(b)(c)	475,000,000	475,000,000
5.324% 10/06/08(b)(c)	1,050,000,000	1,050,000,000
Alliance & Leicester PLC
4.687% 09/05/08(b)(c)	500,000,000	500,000,000
American Express Credit Corp.
4.788% 03/05/08(b)	323,000,000	323,000,241
Arogas, Inc.
LOC: Wachovia Bank N.A.
5.180% 12/01/10(a)	5,045,000	5,045,000
Asscher Finance Corp.
5.500% 07/16/08(c)(d)	201,167,000	201,167,000
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
5.280% 09/01/23(a)	1,610,000	1,610,000
Axon Financial Funding LLC
4.580% 05/02/08(b)(c)(d)(e)(g)	150,000,000	149,993,730
5.335% 06/02/08(b)(c)(d)(e)(g)	100,000,000	100,000,000
Bank of New York Co.
4.853% 05/27/08(b)(c)	125,000,000	125,000,000
Banque Federative du Credit Mutuel
4.669% 09/13/08(b)(c)	500,000,000	500,000,000
Bear Stearns Companies, Inc.
4.580% 01/09/08(b)	405,000,000	405,000,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
4.870% 02/01/12(a)	5,400,000	5,400,000
BNP Paribas
4.895% 08/19/08(b)(c)	325,000,000	325,000,000
5.664% 06/16/08(b)	350,000,000	350,000,000
Boozer Lumber
LOC: Wachovia Bank N.A.
4.850% 10/01/17(a)	2,845,000	2,845,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
4.870% 12/01/23(a)	4,170,000	4,170,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
5.000% 09/01/24(a)	8,200,000	8,200,000
Carrera Capital Finance LLC
4.580% 04/28/08(b)(c)(d)	80,000,000	79,996,752

1

	Par ($)	Value ($)
Corporate Bonds – (continued)
Cheyne Finance LLC
4.565% 05/15/08(b)(c)(d)(e)(g)	100,000,000	99,988,915
4.570% 02/08/08(b)(c)(d)(e)(g)	100,000,000	99,995,388
4.575% 10/25/08(b)(c)(d)(e)(g)	18,500,000	18,500,000
4.813% 01/15/08(b)(c)(d)(e)(g)	100,000,000	99,996,662
4.815% 12/17/07(b)(c)(d)(e)(g)	150,000,000	149,998,404
4.818% 06/16/08(b)(c)(d)(e)(g)	100,000,000	99,987,920
Congregation Mkor Shalom
LOC: Wachovia Bank N.A.
5.180% 06/01/23(a)	2,015,000	2,015,000
Cornell Iron Works, Inc.
LOC: Wachovia Bank N.A.
5.120% 04/01/19(a)	4,875,000	4,875,000
Credit Agricole SA
5.141% 08/26/08(b)(c)	425,000,000	425,000,000
Crestmont Realty Corp.
LOC: Fifth Third Bank
4.870% 11/01/22(a)	3,965,000	3,965,000
Cullinan Finance Corp.
4.570% 12/03/07(b)(c)(d)	325,000,000	324,999,652
4.570% 12/06/07(b)(c)(d)	424,000,000	423,998,869
4.570% 03/25/08(b)(c)(d)	108,000,000	107,989,875
4.570% 08/01/08(b)(c)(d)	100,000,000	99,973,333
5.430% 12/19/07(c)(d)	200,000,000	200,000,000
Fannin and Fannin LLC
LOC: Fifth Third Bank
4.870% 12/01/24(a)	1,810,000	1,810,000
First Tennessee Bank National Association
4.696% 09/16/08(b)(c)	250,000,000	250,000,000
Franklin Avenue Associates LP
Insured: AMBAC
4.820% 01/01/23(a)(c)	7,435,000	7,435,000
Goldman Sachs Group, Inc.
4.712% 08/13/08(b)(g)	675,000,000	675,000,000
4.718% 04/16/08(b)(g)	200,000,000	200,000,000
4.722% 09/12/08(b)(c)	219,500,000	219,500,000
4.828% 05/21/08(b)(c)(g)	430,000,000	430,000,000
Greene River Packing, Inc.
LOC: Wachovia Bank N.A.
5.230% 11/01/16(a)	900,000	900,000
Irish Life & Permanent PLC
4.803% 09/19/08(b)(c)	400,000,000	400,000,000

2

	Par ($)	Value ($)
Corporate Bonds – (continued)
Issuer Entity LLC
5.039% 10/30/08(b)(g)(h)	52,457,754	52,457,754
Johnson Bible College
LOC: AmSouth Bank N.A.
4.880% 09/01/18(a)	1,700,000	1,700,000
K2 (USA) LLC
4.580% 08/01/08(b)(c)(d)(g)	250,000,000	249,950,000
Lee Family Partnership LLC
LOC: Wachovia Bank N.A.
4.870% 06/01/34(a)	170,000	170,000
Lehman Brothers Holdings, Inc.
4.823% 12/13/08(b)(c)	400,000,000	400,000,000
Liberty Lighthouse Co. LLC
4.570% 12/03/07(b)(c)(d)(g)	100,000,000	99,999,893
5.170% 06/23/08(b)(c)(d)(g)	100,000,000	99,983,002
Liquid Funding Ltd.
4.575% 12/21/07(b)(d)	200,000,000	199,998,400
4.575% 01/15/08(b)(c)(d)	200,000,000	199,996,349
4.575% 04/10/08(b)(c)(d)	90,000,000	89,995,272
4.871% 05/09/08(b)(c)(d)	200,000,000	199,987,565
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
4.870% 06/01/23(a)	4,710,000	4,710,000
Marital Trust
LOC: AmSouth Bank N.A.
4.870% 12/01/09(a)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
4.792% 12/12/08(b)	625,000,000	625,000,000
4.826% 12/17/08(b)	397,000,000	397,000,000
4.929% 08/22/08(b)	710,000,000	710,000,000
Michael J. Barry
LOC: AmSouth Bank N.A.
4.870% 11/01/24(a)	5,235,000	5,235,000
MOB Management Two LLC
5.120% 12/01/26(b)	17,450,000	17,450,000
Morgan Stanley
4.768% 10/03/08(b)	499,000,000	499,000,000
4.813% 12/02/08(b)	879,430,000	879,502,919
4.883% 12/26/08(b)	460,200,000	460,382,123
Morgan Stanley Asset Funding, Inc.
5.138% 10/07/08(b)(g)	1,000,000,000	1,000,000,000
National Australia Bank Ltd.
5.578% 07/18/08(b)(c)	500,000,000	500,000,000
National Rural Utilities Cooperative Finance Corp.
4.726% 09/01/08(b)	320,000,000	320,000,000

3

	Par ($)	Value ($)
Corporate Bonds – (continued)
Natixis NY
4.896% 09/08/08(b)(c)	575,000,000	575,000,000
Nordea Bank AB
4.655% 09/08/08(b)(c)	300,000,000	300,000,000
Northern Rock PLC
4.708% 09/04/08(b)(c)	984,000,000	984,011,201
5.814% 10/08/08(b)(c)	101,500,000	101,500,000
Pearlstine Distributors, Inc.
LOC: Wachovia Bank N.A.
5.120% 03/01/23(a)	4,090,000	4,090,000
Persimmon Ridge Golf Course
LOC: Fifth Third Bank
4.870% 04/01/14(a)	2,365,000	2,365,000
Premier Asset Collateralized Entity LLC
4.590% 12/21/07(b)(c)(d)	170,000,000	170,000,000
RDR Investment Co. LLC
LOC: Wachovia Bank N.A.
5.280% 11/01/19(a)	1,375,000	1,375,000
Schulte Corp.
LOC: Fifth Third Bank
4.870% 09/01/24(a)	2,645,000	2,645,000
Security Self-Storage, Inc.
LOC: Fifth Third Bank
4.870% 05/01/35(a)	2,800,000	2,800,000
Servaas, Inc.
LOC: Fifth Third Bank
4.870% 03/01/13(a)	5,190,000	5,190,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
5.280% 05/01/24(a)	8,315,000	8,315,000
Shepherd Capital LLC
LOC: Wachovia Bank N.A.
5.230% 03/15/49(a)	10,000	10,000
Sigma Finance, Inc.
5.500% 07/16/08(c)(d)	300,000,000	300,000,000
SJD Service Co.
LOC: Fifth Third Bank
4.870% 10/01/23(a)	2,560,000	2,560,000
SLM Corp.
4.659% 05/12/08(b)(c)(g)	65,000,000	65,000,000
4.750% 04/18/08(b)(c)(g)	544,000,000	543,971,295
Southland Tube, Inc.
LOC: Wachovia Bank N.A.
5.300% 06/01/10(a)	3,420,000	3,420,000

4

	Par ($)	Value ($)
Corporate Bonds – (continued)
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
4.870% 04/01/19(a)	4,600,000	4,600,000
Unicredito Italiano Bank Ireland
4.672% 09/12/08(b)(c)	900,000,000	900,000,000
4.673% 09/12/08(b)(c)	550,000,000	550,000,000
4.685% 09/08/08(b)(c)	1,040,000,000	1,040,000,000
5.239% 08/08/08(b)(c)	300,000,000	300,000,000
Victoria Finance LLC
4.565% 04/11/08(b)(c)(d)(e)(g)	100,000,000	99,991,649
4.565% 04/15/08(b)(c)(d)(e)(g)	100,000,000	99,991,146
4.570% 03/25/08(b)(c)(d)(e)(g)	100,000,000	99,993,784
4.779% 08/22/08(b)(c)(d)(e)(g)	200,000,000	200,000,000
4.976% 07/28/08(b)(c)(d)(e)(g)	100,000,000	99,986,921
Wells Fargo & Co.
4.732% 12/12/08(b)(c)	10,000,000	10,000,000
West Ridge Enterprises
LOC: Wachovia Bank N.A.
5.180% 12/01/13(a)	5,640,000	5,640,000
Westpac Banking Corp.
5.674% 07/11/08(b)(c)	288,750,000	288,750,000
Whistlejacket Capital LLC
4.570% 12/10/07(b)(c)(d)(g)	115,000,000	114,999,436
4.570% 12/17/07(b)(c)(d)(g)	50,000,000	49,999,564
White Pine Finance LLC
4.560% 04/24/08(b)(c)(d)(g)	147,500,000	147,483,930
4.560% 06/09/08(b)(c)(d)(g)	100,000,000	99,984,429
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
5.070% 06/01/18(a)	7,925,000	7,925,000

Total Corporate Bonds (cost of $23,167,233,373)		23,167,233,373
Certificates of Deposit – 17.1%
Bank of Montreal
5.350% 12/05/07	672,000,000	672,000,000
Bank of Tokyo Mitsubishi Ltd. NY
4.950% 02/20/08	629,250,000	629,250,000
5.210% 01/15/08	645,000,000	645,000,000
Bank Scotland PLC NY
4.870% 02/08/08	750,000,000	750,000,000
4.870% 02/15/08	1,000,000,000	1,000,000,000
Barclays Bank PLC NY
5.000% 02/19/08	1,275,000,000	1,275,000,000
5.180% 12/03/07	1,033,000,000	1,033,000,000

5

	Par ($)	Value ($)
Certificates of Deposit – (continued)
Canadian Imperial Bank of Commerce NY
4.742% 03/17/08(b)	20,000,000	20,000,000
Chase Bank USA
5.170% 01/14/08	1,340,500,000	1,340,500,000
Credit Industriel et Commercial
5.365% 12/12/07	673,500,000	673,501,002
Credit Suisse NY
5.420% 12/04/07	375,000,000	375,000,000
5.420% 01/16/08	686,000,000	686,000,000
DEPFA Bank PLC NY
5.754% 07/15/08(b)(c)	125,000,000	125,000,000
UBS AG/Stamford Branch
5.395% 03/18/08	717,000,000	717,000,000
5.455% 02/19/08	633,000,000	633,000,000

Total Certificates of Deposit (cost of $10,574,251,002)		10,574,251,002
Commercial Paper – 16.6%
Amstel Funding Corp.
5.150% 12/18/07(c)(f)	155,000,000	154,623,049
Atlantis One Funding Corp.
4.670% 12/03/07(c)(f)	200,000,000	199,948,111
Cancara Asset Securitisation LLC
6.170% 12/14/07(c)(f)	110,500,000	110,253,800
Chariot Funding LLC
4.950% 12/17/07(c)(f)	119,225,000	118,962,705
5.180% 01/11/08(c)(f)	234,520,000	233,136,462
Cheyne Finance LLC
5.140% 01/18/08(b)(c)(d)(e)(g)	75,000,000	74,997,073
Ciesco LLC
4.980% 02/11/08(c)(f)	42,000,000	41,581,680
5.050% 02/04/08(c)(f)	94,500,000	93,638,344
Citigroup Funding, Inc.
5.210% 01/17/08(f)	200,000,000	198,639,611
Clipper Receivables Co. LLC
4.850% 12/03/07(c)(f)	290,250,000	290,171,794
Concord Minutemen Capital Co. LLC
4.850% 12/06/07(c)(f)	7,350,000	7,345,049
5.200% 02/15/08(c)(f)	2,600,000	2,571,458
5.250% 01/23/08(c)(f)	204,000,000	202,423,250
5.300% 01/18/08(c)(f)	100,000,000	99,293,333
5.300% 01/22/08(c)(f)	152,793,000	151,623,285
5.400% 02/05/08(c)(f)	10,000,000	9,901,000

6

	Par ($)	Value ($)
Commercial Paper – (continued)
Corporate Asset Funding Co., Inc.
5.100% 01/04/08(c)(f)	230,000,000	228,892,167
CRC Funding LLC
5.030% 12/06/07(c)(f)	225,000,000	224,842,812
5.050% 02/04/08(c)(f)	223,200,000	221,164,850
Crown Point Capital Co. LLC
5.300% 01/18/08(c)(f)	100,000,000	99,293,333
5.300% 01/22/08(c)(f)	93,236,000	92,522,227
Curzon Funding LLC
5.150% 01/08/08(c)(f)	160,000,000	159,130,222
5.150% 01/16/08(c)(f)	30,000,000	29,802,583
Falcon Asset Securitization Co. LLC
5.100% 01/07/08(c)(f)	623,000,000	619,734,442
FCAR Owner Trust I
5.000% 01/03/08(f)	75,200,000	74,855,333
5.120% 02/15/08(f)	130,000,000	128,594,844
FCAR Owner Trust II
5.190% 01/15/08(f)	90,000,000	89,416,125
Gemini Securitization Corp.
4.670% 12/03/07(c)(f)	250,000,000	249,935,139
General Electric Capital Corp.
5.050% 01/18/08(f)	330,000,000	327,778,000
5.050% 01/22/08(f)	1,000,000,000	992,705,556
Giro Balanced Funding Corp.
5.150% 12/03/07(c)(f)	160,050,000	160,004,208
Grampian Funding LLC
5.150% 01/22/08(c)(f)	322,000,000	319,604,678
5.190% 12/17/07(c)(f)	915,000,000	912,889,400
Jupiter Securitization Co. LLC
5.000% 12/11/07(c)(f)	11,436,000	11,420,117
Lake Constance Funding LLC
5.230% 01/11/08(c)(f)	190,050,000	188,917,988
Lexington Parker Capital Corp.
5.000% 12/03/07(c)(f)	300,000,000	299,916,667
5.200% 02/20/08(c)(f)	98,450,000	97,298,135
5.300% 01/22/08(c)(f)	257,448,000	255,477,093
Monument Gardens Funding LLC
5.215% 12/11/07(c)(f)	65,000,000	64,905,840
5.215% 12/20/07(c)(f)	126,704,000	126,355,265
Nationwide Building Society
5.250% 01/09/08(c)(f)	350,000,000	348,009,375

7

	Par ($)	Value ($)
Commercial Paper – (continued)
North Sea Funding LLC
5.400% 12/20/07(c)(f)	27,000,000	26,923,050
5.500% 12/03/07(c)(f)	631,000,000	630,807,194
Rhineland Funding Capital Corp.
5.250% 12/21/07(c)(f)	91,470,000	91,203,212
Scaldis Capital LLC
5.000% 02/15/08(c)(f)	50,000,000	49,472,222
Sheffield Receivables Corp.
6.150% 12/07/07(c)(f)	105,000,000	104,892,375
Silver Tower US Funding
5.230% 12/20/07(c)(f)	197,000,000	196,456,225
Solitaire Funding LLC
5.350% 01/28/08(c)(f)	125,000,000	123,922,569
6.150% 12/12/07(c)(f)	481,063,000	480,159,002
6.200% 12/14/07(c)(f)	235,000,000	234,473,861
Thames Asset Global Securitization, Inc.
5.000% 01/14/08(c)(f)	32,366,000	32,168,208

Total Commercial Paper (cost of $10,283,054,321)		10,283,054,321
Time Deposit – 3.8%
ABN AMRO Bank NV
4.720% 12/03/07	700,000,000	700,000,000
Calyon
4.680% 12/03/07	750,000,000	750,000,000
US Bank
4.625% 12/03/07	924,227,000	924,227,000

Total Time Deposit (cost of $2,374,227,000)		2,374,227,000
Funding Agreements – 2.5%
Genworth Life Insurance Co.
4.968% 05/16/08(b)(g)	100,000,000	100,000,000
Jackson National Life Global Funding
4.829% 09/23/08(b)(c)	300,000,000	300,000,000
5.770% 06/14/08(b)(g)	50,000,000	50,000,000
Metropolitan Life Insurance Co.
5.054% 07/25/08(b)(g)	182,000,000	182,000,000
5.682% 08/11/08(b)(g)	50,000,000	50,000,000
New York Life Insurance
5.640% 07/01/08(b)(g)	200,000,000	200,000,000
Transamerica Occidental Life Insurance Co.
4.806% 08/01/08(b)(g)	300,000,000	300,000,000

8

	Par ($)	Value ($)
Funding Agreements – (continued)
4.840% 07/29/08(b)(g)	125,000,000	125,000,000
4.960% 07/29/08(b)(g)	117,000,000	117,000,000
5.041% 07/29/08(b)(g)	20,000,000	20,000,000
5.390% 07/29/08(b)(g)	100,000,000	100,000,000

Total Funding Agreements (cost of $1,544,000,000)		1,544,000,000
Municipal Bonds – 1.9%
ALABAMA – 0.0%
AL City of Atmore
Series 2004 B,
LOC: Southtrust Bank N.A.
5.120% 01/01/34(a)	2,595,000	2,595,000
ALABAMA TOTAL		2,595,000
ARIZONA – 0.0%
AZ Phoenix Industrial Development Authority
Pilgrim Rest Foundation, Inc.,
Series 2005 B,
LOC: JPMorgan Chase Bank
4.980% 10/01/30(a)	1,835,000	1,835,000
ARIZONA TOTAL		1,835,000
CALIFORNIA – 0.0%
CA Educational Facilities Authority
University of Judaism,
Series 1998 B,
LOC: Allied Irish Bank
5.130% 12/01/28(a)	5,800,000	5,800,000
CALIFORNIA TOTAL		5,800,000
COLORADO – 0.0%
CO Housing & Finance Authority
Series 2003 A-2,
SPA: FHLB
4.950% 10/01/33(a)	9,800,000	9,800,000
COLORADO TOTAL		9,800,000
FLORIDA – 1.7%
FL Hurricane Catastrophe Fund
Series 2006 B,
4.862% 12/12/08(b)	1,019,250,000	1,019,250,000
FLORIDA TOTAL		1,019,250,000
GEORGIA – 0.0%
GA Columbus Development Authority
Woodmont Properties,
Series 2004,
LOC: Columbia Bank & Trust

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
5.310% 12/01/24(a)	6,345,000	6,345,000
TOTAL GEORGIA		6,345,000
KENTUCKY – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank
4.870% 10/01/27(a)	1,870,000	1,870,000
KENTUCKY TOTAL		1,870,000
MARYLAND – 0.0%
MD Industrial Development Financing Authority
Series 1998,
LOC: Wachovia Bank N.A.
5.180% 08/01/18(a)	1,350,000	1,350,000
MARYLAND TOTAL		1,350,000
MISSOURI – 0.1%
MO Kansas City Tax Increment Financing Commission
Series 2005,
LOC: LaSalle Bank N.A.
4.820% 11/01/28(a)	36,170,000	36,170,000
MISSOURI TOTAL		36,170,000
NEW YORK – 0.0%
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002 A,
LOC: Bayerische Landesbank
4.800% 06/01/33(a)	18,480,000	18,480,000
NEW YORK TOTAL		18,480,000
NORTH CAROLINA – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004,
LOC: RBC Centura Bank
5.030% 02/01/25(a)	5,695,000	5,695,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 1997 A,
LOC: First Union National Bank
5.180% 04/01/18(a)	2,155,000	2,155,000
NORTH CAROLINA TOTAL		7,850,000
TEXAS – 0.1%
TX Harris County Houston Texas Sports Authority
Series 2001 E,
Insured: MBIA,
SPA: Morgan Guaranty Trust
4.850% 11/15/30(a)	7,800,000	7,800,000

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX State
Series 1994 A-2,
SPA: DEPFA Bank PLC
4.800% 12/01/33(a)	43,300,000	43,300,000
Series 1997 B-2,
SPA: DEPFA Bank PLC
4.800% 12/01/29(a)	5,215,000	5,215,000
Series 2005,
SPA: Dexia Credit Local
4.800% 12/01/26(a)	9,497,000	9,497,000
TEXAS TOTAL		65,812,000
WISCONSIN – 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: DEPFA Bank PLC
4.800% 09/01/37(a)	11,683,000	11,683,000
WISCONSIN TOTAL		11,683,000

Total Municipal Bonds (cost of $1,188,840,000)		1,188,840,000
Asset-Backed Securities – 1.4%
Carlyle Loan Investment Ltd.
4.702% 01/15/08(b)(c)(d)	65,000,000	65,000,000
Interstar Millennium Trust
4.813% 05/27/38(b)(c)	191,673,275	191,673,275
Paragon Mortgages PLC
4.642% 10/15/41(b)(c)	258,343,979	258,343,979
4.662% 01/15/39(b)(c)	326,769,977	326,769,977

Total Asset-Backed Securities (cost of $841,787,231)		841,787,231
Extendible Commercial Notes – 0.5%
Rams Funding Three LLC
5.039% 02/11/08(b)(c)(g)	99,934,948	99,934,948
Rams Funding Two LLC
5.039% 02/11/08(b)(c)(g)	59,779,394	59,779,394
Thornburg Mortgage Capital Resources LLC
4.668% 03/03/08(b)(c)	180,000,000	179,986,069

Total Extendible Commercial Notes (cost of $339,700,411)		339,700,411

11

	Par ($)	Value ($)
Repurchase Agreements – 18.4%
Repurchase agreement with Barclays Capital, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by asset-backed securities with various maturities to 09/18/56, market value $618,000,000 (repurchase proceeds $600,239,400)	600,000,000	600,000,000
Repurchase agreement with BNP Paribas, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by corporate bonds with various maturities to 04/24/56, market value $2,060,000,000 (repurchase proceeds $2,000,798,000)	2,000,000,000	2,000,000,000
Repurchase agreement with Credit Suisse First Boston, dated 11/30/07, due on 12/03/07, at 4.780%, collateralized by corporate bonds with various maturities to 12/01/66, market value $2,008,506,785 (repurchase proceeds $1,950,776,750)	1,950,000,000	1,950,000,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due on 12/03/07, at 4.800%, collateralized by corporate bonds and asset-backed securities with various maturities to 12/01/49, market value $2,781,000,000 (repurchase proceeds $2,701,080,000)	2,700,000,000	2,700,000,000
Repurchase agreement with Greenwich Capital, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by U.S. Government Agency Obligations with various maturities to 11/01/47, market value $1,530,004,593 (repurchase proceeds $1,500,598,500)	1,500,000,000	1,500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 11/30/07, due on 12/03/07, at 4.700%, collateralized by U.S. Government Agency Obligations with various maturities to 09/01/37, market value $510,002,531 (repurchase proceeds $500,195,833)	500,000,000	500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 11/30/07, due on 12/03/07, at 4.740%, collateralized by commercial paper with various maturities to 01/11/08, market value $204,000,671 (repurchase proceeds $200,079,000)	200,000,000	200,000,000
Repurchase agreement with Lehman Brothers, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by commercial paper with various maturities to 07/15/08, market value $408,002,778 (repurchase proceeds $400,159,600)	400,000,000	400,000,000

12

	Par ($)	Value ($)
Repurchase Agreements – (continued)
Repurchase agreement with Lehman Brothers, dated 11/30/07, due on 12/03/07, at 4.938%, collateralized by commercial paper maturing 08/20/08, market value $663,005,000 (repurchase proceeds $650,267,475)	650,000,000	650,000,000
Repurchase agreement with Merrill Lynch, dated 11/30/07, due on 12/03/07, at 4.760%, collateralized by commercial paper with various maturities to 04/21/08, market value $280,504,953 (repurchase proceeds $275,109,083)	275,000,000	275,000,000
Repurchase agreement with UBS Securities, Inc., dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by corporate bonds with various maturities to 12/15/50, market value $618,003,687 (repurchase proceeds $600,239,400)	600,000,000	600,000,000

Total Repurchase Agreements (cost of $11,375,000,000)		11,375,000,000

Total Investments – 99.7% (cost of $61,688,093,338)(i)		61,688,093,338

Other Assets & Liabilities, Net – 0.3%		162,552,453

Net Assets – 100.0%		61,850,645,791

13

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

With respect to Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Prime Reserves (the “Specified Funds”), NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“CMA”), has entered into a Capital Support Agreement (the “Agreement”) with Columbia Funds Series Trust. The Agreement establishes the basis for the Support Provider to make a capital contribution to a Specified Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Specified Fund’s market-based net asset value (“NAV”) per share to fall below the Minimum NAV Per Share (as defined below). The amount the Support Provider could be required to contribute under the Agreement is presently limited to $189 million in the aggregate for the Specified Funds (the “Maximum Contribution Amount”). The contribution obligation under the Agreement is subject to certain allocation procedures and other conditions and restrictions. The obligation to make contributions under the Agreement terminates no later than December 13, 2008 or earlier upon the payment of the Maximum Contribution Amount. Each Specified Fund is required to sell any Covered Securities (as defined below) on the business day immediately prior to December 13, 2008; provided that a Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution. Bank of America Corporation has guaranteed to the Specified Funds the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

Subject to certain conditions, the Agreement requires the Support Provider to contribute cash in an amount necessary to prevent a Specified Loss (as defined below) from causing a Specified Fund’s market-based NAV per share to decline below specific levels set forth in the Agreement (the “Minimum NAV Per Share”). A “Specified Loss” is a loss arising from a disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost. A Specified Fund may also consider amounts potentially contributable under the Agreement (a “Potential Future Contribution”) as an asset of the Specified Fund in calculating its market-based NAV. Until the disposition of a Covered Security, the amount of such Potential Future Contribution may increase, decrease or be eliminated on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of a Covered Security, or other factors, prior to the actual payment of the contribution by the Support Provider to the Specified Fund. The amount of such Potential Future Contribution and any actual contribution will be applied against the Maximum Contribution Amount.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

14

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $26,021,649,430, which represents 42.1% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Axon Financial Funding LLC	04/23/07	150,000,000
4.580% 05/02/08	05/18/07	100,000,000
5.335% 06/02/08
Cheyne Finance LLC	05/10/07	100,000,000
4.565% 05/15/08	02/01/07	100,000,000
4.570% 02/08/08	10/18/06	18,500,000
4.575% 10/25/08	01/10/07	100,000,000
4.813% 01/15/08	12/11/06	150,000,000
4.815% 12/17/07	06/11/07	100,000,000
4.818% 06/16/08	04/19/07	75,000,000
5.140% 01/18/08
Goldman Sachs Group, Inc.
4.828% 05/21/08	06/22/06	430,000,000
K2 (USA) LLC
4.580% 08/01/08	07/27/07	250,000,000
Liberty Lighthouse Co. LLC
4.570% 12/03/07	11/02/06	100,000,000
5.170% 06/23/08	06/19/07	100,000,000
Rams Funding Three LLC
5.039% 02/11/08	08/24/07	99,934,948
Rams Funding Two LLC
5.039% 02/11/08	08/24/07	59,779,394
SLM Corp.
4.659% 05/12/08	06/14/07	65,000,000
4.750% 04/18/08	04/20/07	544,000,000
Victoria Finance LLC
4.565% 04/11/08	03/13/07	100,000,000
4.565% 04/15/08	03/20/07	100,000,000
4.570% 03/25/08	03/08/07	100,000,000
4.779% 08/22/08	08/27/07	200,000,000
4.976% 07/28/08	07/18/07	100,000,000
Whistlejacket Capital LLC
4.570% 12/10/07	12/05/06	115,000,000
4.570% 12/17/07	12/05/06	50,000,000
White Pine Finance LLC
4.560% 04/24/08	04/18/07	147,500,000
4.560% 06/09/08	05/29/07	100,000,000
		$3,554,714,342

(d)	Security issued by a structured investment vehicle.

15

(e)	Security is in default.

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality.  The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

On August 28, 2007, Cheyne Finance LLC (“Cheyne”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event”. As a result of the enforcement event, on September 4, 2007, receivers (Receivers) of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities.

On November 21, 2007, Axon Financial Funding, LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay all senior liabilities of Axon. As a consequence of the automatic liquidation event, the medium term notes issued by Axon became immediately due and payable which caused Axon to be in default with respect to the medium term notes. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors of Axon with respect to the Axon medium term notes.

On January 18, 2008, Victoria Finance, a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes.

(f)	The rate shown represents the discount rate at the date of purchase.

(g)	Illiquid security. Illiquid securities, including those disclosed in note (c), amounted to $6,725,965,237, which represents 10.87% of the Fund’s net assets.

(h)	Security received in exchange for security of Ottimo Funding Ltd. on November 2, 2007.

(i)	Cost for federal income tax purposes is $61,688,093,338.

Acronym	Name

AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

16

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Connecticut Municipal Reserves

	Par ($)	Value ($)*
Municipal Bonds – 92.5%
CONNECTICUT – 60.2%
CT Development Authority
Health Care Revenue,
Independent Living Program,
Series 1990,
LOC: Chase Manhattan Bank
3.530% 07/01/15(a)	3,775,000	3,775,000
Industrial Development Revenue,:
Series 1984,
LOC: Citizens Bank of Connecticut
3.620% 12/01/14(a)	3,150,000	3,150,000
The Energy Network, Inc.,:
Series 1998, AMT,
LOC: Sovereign Bank FSB,
3.600% 09/01/25(a)	4,925,000	4,925,000
Series 2000, AMT,
LOC: Sovereign Bank FSB,
3.600% 01/01/30(a)	4,300,000	4,300,000
Pollution Control Revenue,
Central Vermont Public Service,
Series 1985,
LOC: Citizens Bank N.A.
3.300% 12/01/15(a)	2,600,000	2,600,000
Solid Waste Program,
Rand-Whitney Containerboard LP,
Series 1993, AMT,
LOC: Bank of Montreal
3.640% 08/01/23(a)	8,500,000	8,500,000
Water Facility Revenue,:
Series 2004 A, AMT,
LOC: Citizens Bank of Rhode Island
3.610% 07/01/28(a)	3,060,000	3,060,000
Series 2004 B,
LOC: Citizens Bank of Rhode Island
3.580% 09/01/28(a)	1,125,000	1,125,000
CT Health & Educational Facilities Authority
Ascension Health,
Series 1999 B,
3.540% 11/15/29(b)	3,190,000	3,190,000
Hospital of St. Raphael,
Series 2004 M,
LOC: KBC Bank N.V.
3.550% 07/01/24(a)	6,705,000	6,705,000
Kingswood Oxford School,
Series 2002 B,
LOC: Allied Irish Bank PLC
3.600% 07/01/30(a)	2,045,000	2,045,000
Series 2007 D,
LOC: Wachovia Bank N.A.
3.600% 07/01/37(a)	6,500,000	6,500,000
Series 2007,
LIQ FAC: Citigroup Financial Products
3.640% 07/01/42(a)	5,905,000	5,905,000
Taft School,
Series 2000 E,
LOC: Wachovia Bank N.A.
3.580% 07/01/30(a)	4,000,000	4,000,000
Wesleyan University,

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
Series 2005 F,
SPA: JPMorgan Chase Bank
3.620% 07/01/40(a)	10,075,000	10,075,000
Yale University,:
Series 1999 U2,
3.450% 07/01/33(b)	1,645,000	1,645,000
Series 2003 X-2,
3.460% 07/01/37(b)	11,630,000	11,630,000
CT Housing Finance Authority
Series 2000 B-3, AMT,
Insured: AMBAC,
SPA: FHLB
3.630% 11/15/31(a)	3,500,000	3,500,000
Series 2002 B-3, AMT,
Insured: AMBAC,
SPA: FHLB
3.600% 05/15/33(a)	11,200,000	11,200,000
Series 2002 D-1,
Insured: AMBAC,
SPA: FHLB
3.500% 11/15/23(a)	1,750,000	1,750,000
Series 2005 D-5, AMT,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.630% 11/15/35(a)	1,975,000	1,975,000
Series 2005, AMT,
LIQ FAC: Lehman Liquidity
3.790% 11/15/29(a)	9,000,000	9,000,000
Series 2007, AMT,
SPA: Bank of New York
3.710% 11/15/15(a)	6,030,000	6,030,000
CT New Haven
3.450% 01/10/08	3,405,000	3,405,000
3.750% 12/10/07	6,895,000	6,895,000
CT South Central Regional Water Authority Water Systems Revenue
Series 2003 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.530% 08/01/32(a)	1,350,000	1,350,000
CT Special Tax Obligation Revenue
Series 2000-1,
Insured: FGIC,
SPA: Dexia Public Finance Bank
3.620% 09/01/20(a)	11,115,000	11,115,000
CT State
Sereis 2005,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.680% 11/15/13(a)	4,990,000	4,990,000
Series 1997 B,
SPA: Bayerische Landesbank
3.530% 05/15/14(a)	6,045,000	6,045,000
Series 2001 A,
SPA: Landesbank Hessen-Thuringen

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
CONNECTICUT – (continued)
3.620% 02/15/21(a)	3,540,000	3,540,000
Series 2001,
LIQ FAC: JPMorgan Chase Bank
3.560% 06/15/15(a)	2,710,000	2,710,000
Series 2006-75,
Insured: AMBAC,
LIQ FAC: Goldman Sachs
3.640% 06/01/20(a)	490,000	490,000
CONNECTICUT TOTAL		157,125,000
FLORIDA – 1.3%
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 B,
LOC: SunTrust Bank
3.610% 11/15/09(a)	3,425,000	3,425,000
FLORIDA TOTAL		3,425,000
ILLINOIS – 1.5%
IL Chicago O’Hare International Airport Revenue
Series 2005 C,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.710% 01/01/35(a)	4,045,000	4,045,000
ILLINOIS TOTAL		4,045,000
MISSOURI – 1.1%
MO Development Finance Board
Series 2003,
LOC: U.S. Bank N.A.
3.620% 06/01/33(a)	2,870,000	2,870,000
MISSOURI TOTAL		2,870,000
OHIO – 1.1%
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2005 B,
LOC: Barclays Bank PLC
3.600% 01/01/34(a)	2,785,000	2,785,000
OHIO TOTAL		2,785,000
PUERTO RICO – 27.3%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 12/27/08(a)	6,855,000	6,855,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002-1,
Insured: MBIA,
LIQ FAC: Bank of New York
3.590% 07/01/20(a)	3,800,000	3,800,000
Series 2005-681,
Insured: FGIC,

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
LIQ FAC: JPMorgan Chase Bank
3.600% 07/01/12(a)	4,490,000	4,490,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.670% 01/01/11(a)	3,500,000	3,500,000
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.600% 07/01/41(a)	3,350,000	3,350,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000-2,
LIQ FAC: Bank of New York
3.590% 10/01/23(a)(c)	5,330,000	5,330,000
Series 2005 Z-6,
Insured: FGIC,
LIQ FAC: Goldman Sachs
3.640% 06/26/37(a)	1,361,000	1,361,000
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.670% 07/01/24(a)	2,000,000	2,000,000
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
Series 2000 Class A,
LIQ FAC: Bear Stearns Capital Markets
3.640% 07/05/09(a)(c)	4,000,000	4,000,000
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003,
Insured: CIFG,
LIQ FAC: Morgan Stanley
3.670% 07/01/36(a)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 09/03/09(a)	6,000,000	6,000,000
Series 2000-620,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.670% 01/01/13(a)	2,000,000	2,000,000
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York
3.590% 07/01/27(a)	6,855,000	6,855,000
Series 2003,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.640% 07/01/20(a)	11,610,000	11,610,000
Series 2006,
LIQ FAC: Goldman Sachs,
GTY AGMT: Goldman Sachs & Co.
3.610% 07/01/35(a)	3,600,000	3,600,000

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR TICS/TOCS Trust
Series 2001-2,
Insured: FSA,
LIQ FAC: Bank of New York
3.590% 07/01/19(a)	3,500,000	3,500,000
PUERTO RICO TOTAL		71,251,000

Total Municipal Bonds (cost of $241,501,000)		241,501,000

Total Investments – 92.5% (cost of $241,501,000)(d)		241,501,000

Other Assets & Liabilities, Net – 7.5%		19,619,237

Net Assets – 100.0%		261,120,237

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $9,330,000, which represents 3.6% of net assets.

(d)	Cost for federal income tax purposes is $241,501,000.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit

5

MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Government Plus Reserves

	Par ($)	Value ($)*
Government & Agency Obligations – 47.7%
U.S. GOVERNMENT AGENCIES – 47.7%
Federal Farm Credit Bank
3.510% 12/28/07	406,000	405,472
4.548% 09/03/09(a)	30,000,000	30,001,681
4.576% 03/02/09(a)	18,525,000	18,522,275
4.658% 02/23/09(a)	12,000,000	12,000,000
5.058% 12/28/07(a)	6,000,000	5,999,941
Federal Home Loan Bank
2.450% 12/28/07	250,000	249,486
3.000% 12/28/07	3,800,000	3,793,536
3.020% 03/19/08	100,000	99,319
3.020% 04/22/08	875,000	867,312
3.040% 12/28/07	200,000	199,659
3.260% 03/18/08	1,250,000	1,242,499
3.300% 12/28/07	825,000	823,765
3.700% 12/14/07	1,000,000	999,428
4.000% 12/04/07	400,000	399,955
4.000% 01/07/08	1,000,000	998,633
4.000% 04/25/08(a)	375,000	373,058
4.125% 02/15/08	1,000,000	997,469
4.375% 02/05/08	1,000,000	998,247
4.470% 02/15/08	1,000,000	998,057
4.710% 11/14/08(a)	1,000,000	999,984
4.767% 02/11/09(a)	20,000,000	20,014,600
4.769% 05/20/09(a)	10,000,000	10,000,000
4.775% 08/15/08(a)	22,000,000	22,009,504
4.785% 02/18/09(a)	45,000,000	45,000,875
4.824% 10/30/08(a)	30,000,000	29,997,348
4.875% 02/23/09(a)	5,000,000	5,000,000
4.933% 10/24/08(a)	3,000,000	2,999,212
5.074% 10/16/08(a)	50,000,000	49,991,286
5.080% 04/04/08(a)	30,000,000	29,995,511
5.250% 12/21/07	100,000	99,993
5.250% 06/19/08	7,000,000	6,997,001
5.380% 04/09/08	15,000,000	15,000,000
5.481% 03/04/09(a)	20,000,000	20,029,008
5.544% 09/17/08(a)	2,000,000	2,001,803

1

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
Federal National Mortgage Association
3.800% 01/18/08	200,000	199,583
U.S. GOVERNMENT AGENCIES TOTAL		340,305,500
Total Government & Agency Obligations (cost of $340,305,500)		340,305,500
Repurchase Agreements – 52.2%
Repurchase agreement with Barclays Capital, dated 11/30/07, due 12/03/07, at 4.630%, collateralized by U.S. Government Agency Obligations with various maturities to 02/22/16, market value $121,380,175 (repurchase proceeds $119,045,914)	119,000,000	119,000,000
Repurchase agreement with Credit Suisse First Boston, dated 11/30/07, due 12/03/07, at 4.570%, collateralized by U.S. Government Agency Obligations with various maturities to 02/17/22, market value $121,380,346 (repurchase proceeds $119,045,319)	119,000,000	119,000,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due 12/03/07, at 4.550%, collateralized by U.S. Government Agency Obligations with various maturities to 05/01/38, market value $15,731,460 (repurchase proceeds $15,428,848)	15,423,000	15,423,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due 12/03/07, at 4.630%, collateralized by U.S. Government Agency Obligations with various maturities to 05/01/38, market value $121,380,000 (repurchase proceeds $119,045,914)	119,000,000	119,000,000

Total Repurchase Agreements (cost of $372,423,000)		372,423,000

Total Investments – 99.9% (cost of $712,728,500)(b)		712,728,500

Other Assets & Liabilities, Net – 0.1%		374,767

Net Assets – 100.0%		713,103,267

2

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(b)	Cost for federal income tax purposes is $712,728,500.

3

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Government Reserves

	Par ($)	Value ($)*
Government & Agency Obligations – 100.0%
U.S. GOVERNMENT AGENCIES – 100.0%
Federal Farm Credit Bank
4.122% 12/05/07(a)	330,000,000	329,848,933
4.123% 12/07/07(a)	20,000,000	19,986,267
4.142% 12/18/07(a)	14,000,000	13,971,704
4.460% 04/23/08(b)	67,000,000	66,997,359
4.460% 05/13/08(b)	50,000,000	49,995,552
4.460% 10/20/08(b)	57,500,000	57,494,953
4.470% 11/24/08(b)	100,000,000	99,981,195
4.480% 03/10/08(b)	70,000,000	69,996,225
4.490% 07/21/08(b)	50,000,000	49,993,898
4.524% 06/13/08(b)	393,000,000	392,964,470
4.540% 01/10/08(b)	100,000,000	100,000,000
4.548% 09/03/09(b)	39,000,000	39,006,555
4.648% 05/23/08(b)	151,000,000	150,989,128
4.654% 01/25/08(b)	80,000,000	79,998,680
4.658% 02/23/09(b)	75,000,000	75,000,000
5.830% 02/11/08	100,000	100,179
Federal Home Loan Bank
2.510% 01/23/08	1,000,000	996,634
2.750% 03/14/08	25,500,000	25,384,153
3.065% 01/22/08	1,000,000	996,774
3.250% 12/17/07	55,795,000	55,757,659
3.350% 12/18/07	1,300,000	1,299,225
3.375% 02/15/08	10,740,000	10,708,226
3.625% 01/15/08	40,000,000	39,955,170
3.751% 12/03/07(a)	1,006,229,000	1,006,019,252
4.000% 03/10/08	3,030,000	3,023,995
4.114% 03/24/08(a)	88,673,000	87,472,589
4.118% 03/18/08(a)	41,900,000	41,360,747
4.125% 02/27/08(a)	100,000,000	98,951,333
4.126% 02/22/08(a)	42,765,000	42,342,762
4.127% 02/19/08(a)	141,780,000	140,398,729
4.128% 02/14/08(a)	28,189,000	27,918,268
4.128% 02/15/08(a)	245,795,000	243,545,241
4.131% 02/01/08(a)	233,117,000	231,357,354
4.133% 01/24/08(a)	85,184,000	84,588,879
4.134% 01/23/08(a)	250,000,000	248,400,431
4.135% 01/16/08(a)	250,000,000	248,616,806
4.135% 01/18/08(a)	75,306,000	74,870,504
4.137% 01/08/08(a)	15,000,000	14,931,283

1

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
4.137% 01/10/08(a)	88,450,000	88,024,921
4.182% 12/28/07(a)	292,400,000	291,440,795
4.213% 12/12/07(a)	368,157,000	367,665,437
4.234% 02/08/08(a)	65,962,000	65,414,570
4.235% 01/11/08(a)	175,000,000	174,114,087
4.240% 02/06/08(a)	31,842,000	31,584,805
4.244% 12/21/07(a)	158,447,000	158,071,161
4.253% 01/25/08(a)	200,000,000	198,667,778
4.255% 01/30/08(a)	245,661,000	243,896,335
4.256% 12/19/07(a)	438,200,000	437,233,971
4.265% 12/26/07(a)	72,228,000	72,009,426
4.275% 02/13/08	166,500,000	165,036,881
4.285% 02/13/08(a)	186,563,000	184,901,758
4.300% 12/12/07	44,839,000	44,780,087
4.320% 12/10/07(a)	94,300,000	94,198,392
4.375% 04/21/08	100,000,000	100,000,000
4.405% 12/05/07(a)	150,000,000	149,926,833
4.450% 12/26/07	25,410,000	25,331,476
4.460% 02/11/09(b)	75,000,000	74,991,392
4.480% 02/14/08(b)	20,000,000	19,999,205
4.485% 12/21/07	72,500,000	72,319,354
4.498% 03/14/08(b)	175,000,000	174,980,586
4.500% 12/14/07	56,000,000	55,995,407
4.500% 04/23/08	25,000,000	25,000,000
4.611% 12/07/07(a)	313,519,000	313,282,659
4.650% 11/28/08	100,000,000	100,000,000
4.710% 11/14/08(b)	100,000,000	99,972,289
4.750% 01/11/08	50,000,000	49,999,906
4.767% 02/11/09(b)	115,000,000	115,000,000
4.769% 05/20/09(b)	125,000,000	125,000,000
4.775% 08/15/08(b)	100,000,000	100,045,033
4.785% 02/18/09(b)	255,000,000	255,009,628
4.824% 10/30/08(b)	160,000,000	159,985,856
4.873% 05/28/08(b)	28,000,000	27,993,611
4.875% 02/23/09(b)	75,000,000	75,000,000
5.000% 12/28/07	1,000,000	1,000,226
5.000% 02/29/08	43,265,000	43,294,453
5.054% 01/17/08(b)	225,000,000	224,990,966
5.059% 12/05/07	66,004,000	65,966,898
5.069% 04/02/08(b)	300,000,000	299,960,221

2

	Par ($)	Value ($)
Government & Agency Obligations – (continued)
U.S. GOVERNMENT AGENCIES – (continued)
5.074% 10/16/08(b)	10,000,000	9,998,234
5.080% 04/04/08(b)	40,000,000	39,994,015
5.093% 01/10/08(b)	218,000,000	217,992,054
5.093% 04/10/08(b)	100,000,000	99,984,297
5.100% 03/06/08	41,500,000	41,481,100
5.125% 02/26/08	15,000,000	15,020,101
5.125% 02/28/08	33,040,000	33,088,155
5.125% 06/18/08	1,000,000	1,001,360
5.230% 02/21/08	1,500,000	1,501,230
5.250% 12/26/07	8,595,000	8,594,879
5.250% 06/19/08	62,700,000	62,673,142
5.365% 03/02/09(b)	150,000,000	150,000,000
5.380% 04/09/08	80,000,000	80,000,000
5.448% 09/19/08(b)	25,000,000	24,995,176
5.476% 06/18/08(b)	191,000,000	190,961,531
5.481% 03/04/09(b)	240,000,000	240,348,348
5.534% 12/15/08(b)	20,000,000	20,022,936
Tennessee Valley Authority
4.101% 12/03/07(a)	46,000,000	45,989,522
U.S. GOVERNMENT AGENCIES TOTAL		10,980,953,595

Total Government & Agency Obligations (cost of $10,980,953,595)		10,980,953,595

Total Investments – 100.0% (cost of $10,980,953,595)(c)		10,980,953,595

Other Assets & Liabilities, Net – 0.0%		(4,314,252)

Net Assets – 100.0%		10,976,639,343

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The rate shown represents the discount rate at the date of purchase.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)	Cost for federal income tax purposes is $10,980,953,595.

3

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Massachusetts Municipal Reserves

	Par ($)	Value ($)*
Municipal Bonds – 96.6%
ALABAMA – 0.5%
AL Decatur Industrial Development Board
Amoco Chemical Co.,
Series 1995, AMT,
3.700% 05/01/25(a)	1,765,000	1,765,000
ALABAMA TOTAL		1,765,000
MASSACHUSETTS – 84.3%
MA Bay Transportation Authority
Sales Tax Revenue,:
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.670% 07/01/31(b)	4,000,000	4,000,000
Series 2006,
LIQ FAC: Dexia Credit Local
3.640% 07/01/27(b)	500,000	500,000
Series 2007,
LIQ FAC: JPMorgan Chase Bank
3.640% 07/01/25(b)	5,675,000	5,675,000
MA Boston Industrial Development Financing Authority
Massdevelopment New Markets,
Series 2006 B,
LOC: Sovereign Bank,
LOC: Fifth Third Bank
3.570% 06/01/36(b)	7,000,000	7,000,000
Series 2006 A,
LOC: Sovereign Bank,
LOC: Fifth Third Bank
3.570% 06/01/36(b)	8,000,000	8,000,000
MA Boston Water & Sewer Commission
Series 1994 A,
LOC: State Street Bank & Trust Co.
3.530% 11/01/24(b)	4,400,000	4,400,000
MA Development Finance Agency
3.480% 02/07/08	7,000,000	7,000,000
Boston College High School,
Series 2003,
LOC: Citizens Bank of Massachusetts
3.620% 08/01/33(b)	2,925,000	2,925,000
Boston University,:
Series 2002 R-2,
Insured: XLCA,
SPA: Societe Generale
3.630% 10/01/42(b)	2,640,000	2,640,000
Series 2002 R-4,
Insured: XLCA,
SPA: Societe Generale
3.630% 10/01/42(b)	4,275,000	4,275,000
Cardinal Cushing Centers, Inc.,
Series 2003,
LOC: Sovereign Bank FSB,
LOC: Bank of New York
3.580% 02/01/33(b)	6,660,000	6,660,000
Clarendon Street Associates,

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
Series 2006 A, AMT,
LOC: Bayerische Landesbank
3.690% 12/01/40(b)	17,000,000	17,000,000
Elderhostel, Inc.,
Series 2000,
LOC: Citizens Bank of Massachusetts,
LOC: Royal Bank of Scotland
3.610% 08/01/30(b)	2,300,000	2,300,000
Governor Dummer Academy,
Series 2006 D,
LOC: Citizens Bank of Massachusetts
3.620% 08/01/36(b)	5,000,000	5,000,000
Jewish Geriatric Services, Inc.,
Series 2004,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.570% 05/15/34(b)	1,010,000	1,010,000
Linden Ponds, Inc.,
Series 2007 B,
LOC: Sovereign Bank FSB,
LOC: Fortis Bank SA
3.580% 11/01/42(b)	15,000,000	15,000,000
Mystic Valley Regional Charter School,
Series 2005,
LOC: Sovereign Bank FSB,
LOC: Bank of Nova Scotia
3.580% 06/15/08(b)	2,400,000	2,400,000
Series 2004 A, AMT,
LOC: PNC Bank N.A.
3.640% 12/01/37(b)	4,560,000	4,560,000
Series 2006, AMT,
Insured: FNMA
3.630% 07/15/40(b)	5,000,000	5,000,000
Series 2007,
LOC: Sovereign Bank FSB,
LOC: Banco Santander
3.580% 06/01/37(b)	6,000,000	6,000,000
Shady Hill School,
Series 1998 A,
LOC: Citizens Bank of Massachusetts
3.580% 10/01/28(b)	4,500,000	4,500,000
The Belmont Day School, Inc.,
Series 2001,
LOC: Sovereign Bank FSB,
LOC: PNC Bank N.A.
3.620% 07/01/31(b)	3,900,000	3,900,000
Various Bridgewell, Inc.,
Series 2005 A,
LOC: KeyBank N.A.
3.600% 06/01/30(b)	3,585,000	3,585,000
Young Men’s Christian Association of the North Shore,
Series 2002,
LOC: KeyBank N.A.
3.650% 11/01/22(b)	5,360,000	5,360,000
MA Eclipse Funding Trust
Series 2005,
Insured: FSA,
LIQ FAC: U.S. Bank Trust, N.A.
3.800% 08/15/24(b)	6,370,000	6,370,000

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank Trust, N.A.
3.610% 07/01/35(b)	3,380,000	3,380,000
MA Health & Educational Facilities Authority
Boston University,
Series 1985,
LOC: State Street Bank & Trust Co.
3.520% 12/01/29(b)	6,500,000	6,500,000
Harvard University,
Series 2004-1,
3.430% 07/01/29(a)	5,000,000	5,000,000
Partners Healthcare Systems, Inc.,
Series 2003 D-4,
SPA: Citibank N.A.
3.600% 07/01/38(b)	4,300,000	4,300,000
Partners Healthcare Systems,
Series 1997,
Insured: FSA
3.530% 07/01/27(b)	2,300,000	2,300,000
Series 2000 BB,
3.430% 02/01/34(a)	14,000,000	14,000,000
Series 2003,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.820% 01/01/09(b)	5,615,000	5,615,000
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.700% 03/25/11(b)	5,845,000	5,845,000
MA Housing Finance Agency
Series 2005 R-421, AMT,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.730% 07/01/22(b)	4,700,000	4,700,000
Series 2005, AMT,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.650% 07/01/25(b)	1,500,000	1,500,000
Series 2006, AMT,:
LIQ FAC: Merrill Lynch Capital Services
3.710% 12/01/28(b)	3,000,000	3,000,000
SPA: Bank of New York
3.660% 06/01/31(b)	1,875,000	1,875,000
MA Industrial Finance Agency
Governor Dummer Academy,
Series 1996,
LOC: Citizens Bank of Massachusetts
3.620% 07/01/26(b)	2,700,000	2,700,000
Jewish Geriatric Services, Inc.,
Series 1997 A,
LOC: Sovereign Bank FSB,
LOC: Lloyds TSB Bank PLC
3.570% 05/15/13(b)	3,720,000	3,720,000
Series 1996, AMT,
LOC: Citizens Bank of Massachusetts
3.690% 05/01/16(b)	1,600,000	1,600,000

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
MA Lehman Municipal Trust Receipts
Series 2006 K-22, AMT,
LIQ FAC: Lehman Liquidity Co.
3.800% 12/01/48(b)	5,515,000	5,515,000
Series 2007,
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.
3.331% 05/01/37(b)	4,000,000	4,000,000
MA Municipal Securities Trust Certificates
Series 2007 A, AMT,
Insured: AMBAC,
LIQ FAC: Bear Stearns Capital Markets
3.730% 01/21/19(b)	3,000,000	3,000,000
MA Port Authority
Series 2005, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.770% 01/01/22(b)	2,500,000	2,500,000
MA Route 3 North Transit Improvement Association
Series 2002 B,
Insured: AMBAC,
SPA: Dexia Credit Local
3.590% 06/15/33(b)	2,690,000	2,690,000
MA School Building Authority
Series 2007,
Insured:FSA,
LIQ FAC: Bayerische Landesbank
3.710% 08/15/30(b)	1,000,000	1,000,000
MA Special Obligation
Dedicated Tax Revenue,
Series 2004,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.820% 01/01/12(b)	6,130,000	6,130,000
MA State
Series 1997 B,
SPA: Landesbank Hessen-Thuringen
3.550% 08/01/15(b)	1,500,000	1,500,000
Series 2000 A,
SPA: Landesbank Baden-Wurttemberg
3.630% 12/01/30(b)	960,000	960,000
Series 2000,
LIQ FAC: Deutsche Bank A.G.
3.700% 08/01/11(b)	11,820,000	11,820,000
Series 2006 B-06,
Insured: FGIC,
SPA: Wachovia Bank N.A.
3.670% 08/01/21(b)	8,935,000	8,935,000
Series 2006,
Insured: FSA,
LIQ FAC: Rabobank Nederland
3.670% 09/01/24(b)	5,700,000	5,700,000
Series 2007 A,
Insured: AMBAC,
LIQ FAC: Societe Generale
3.630% 08/01/37(b)	13,460,000	13,467,781

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
MASSACHUSETTS – (continued)
MA University Building Authority Facilities
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.820% 05/01/12(b)	4,120,000	4,120,000
MA University Building Authority
Series 2006,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.590% 11/01/34(b)	4,045,000	4,045,000
MA Water Resources Authority
Series 1999 B,
LOC: Landesbank Hessen-Thuringen
3.520% 08/01/28(b)	8,235,000	8,235,000
Series 2001 A,
Insured: FGIC,
SPA: Bayerische Landesbank
3.590% 08/01/23(b)	2,795,000	2,795,000
Series 2001 B,
Insured: FGIC,
SPA: Bayerische Landesbank
3.570% 08/01/31(b)	3,000,000	3,000,000
MASSACHUSETTS TOTAL		290,507,781
PENNSYLVANIA – 1.3%
PA Housing Finance Agency
Series 2004, AMT,
SPA: DEPFA Bank PLC
3.630% 10/01/35(b)	4,100,000	4,100,000
Series 2005, AMT,
SPA: DEPFA Bank PLC
3.630% 10/01/35(b)	420,000	420,000
PENNSYLVANIA TOTAL		4,520,000
PUERTO RICO – 9.2%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 12/27/08(b)	5,000,000	5,000,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003,
Insured: FGIC,
SPA: Merrill Lynch Capital Services
3.670% 01/01/11(b)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000-2,
LIQ FAC: Bank of New York
3.590% 10/01/23(b)(c)	1,265,000	1,265,000
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.670% 07/01/24(b)	2,000,000	2,000,000

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
Series 2000 Class A,
LIQ FAC: Bear Stearns Capital Markets
3.640% 07/05/09(b)(c)	9,995,000	9,995,000
PR Commonwealth of Puerto Rico Public Buildings Authority
Series 2003,
Insured: CIFG,
LIQ FAC: Morgan Stanley
3.670% 07/01/36(b)	3,000,000	3,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2003-363,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.680% 12/01/19(b)(c)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 09/03/09(b)	5,000,000	5,000,000
Series 2003,
Insured: MBIA,
LIQ FAC: Morgan Stanley
3.640% 07/01/20(b)	1,640,000	1,640,000
PUERTO RICO TOTAL		31,900,000
TEXAS – 1.3%
TX Harris County Health Facilities Development Corp.
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.640% 10/01/29(b)	4,410,000	4,410,000
TEXAS TOTAL		4,410,000

Total Municipal Bonds (cost of $333,102,781)		333,102,781
Commercial Paper – 2.9%
MASSACHUSETTS – 2.9%
MA Development Finance Agency
3.480% 02/21/08	10,000,000	10,000,000
MASSACHUSETTS TOTAL		10,000,000

Total Commercial Paper (cost of $10,000,000)		10,000,000

6

Total Investments – 99.5% (cost of $343,102,781)(d)	343,102,781

Other Assets & Liabilities, Net – 0.5%	1,593,077

Net Assets – 100.0%	344,695,858

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(b)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $12,260,000, which represents 3.6% of net assets.

(d)	Cost for federal income tax purposes is $343,102,781.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

7

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Money Market Reserves

	Par ($)	Value ($)*
Commercial Paper – 38.9%
Amstel Funding Corp.
5.150% 12/17/07(a)(b)	25,311,000	25,253,066
5.150% 12/18/07(a)(b)	100,873,000	100,627,683
5.150% 12/27/07(a)(b)	18,483,000	18,414,254
5.200% 12/28/07(a)(b)	104,761,000	104,352,432
Atlantis One Funding Corp.
4.670% 12/03/07(a)(b)	280,000,000	279,927,356
Cancara Asset Securitisation LLC
4.900% 02/13/08(a)(b)	200,000,000	197,985,556
5.240% 01/07/08(a)(b)	225,000,000	223,788,250
5.240% 01/14/08(a)(b)	75,000,000	74,519,667
5.250% 01/10/08(a)(b)	225,000,000	223,687,500
6.170% 12/14/07(a)(b)	60,000,000	59,866,317
Chariot Funding LLC
5.180% 01/11/08(a)(b)	100,000,000	99,410,056
Charta Corp.
4.860% 02/11/08(a)(b)	500,000,000	495,140,000
Ciesco LLC
5.050% 02/04/08(a)(b)	70,000,000	69,361,736
Clipper Receivables Co. LLC
4.850% 12/03/07(a)(b)	200,000,000	199,946,111
4.900% 12/03/07(a)(b)	469,815,000	469,687,106
5.380% 01/15/08(a)(b)	8,100,000	8,045,528
Concord Minutemen Capital Co. LLC
5.100% 02/13/08(a)(b)	450,000,000	445,282,500
5.250% 01/23/08(a)(b)	150,000,000	148,840,625
5.600% 02/05/08(a)(b)	19,496,000	19,295,841
Corporate Asset Funding Co., Inc.
4.700% 12/03/07(a)(b)	291,250,000	291,173,951
CRC Funding LLC
4.860% 02/11/08(a)(b)	500,000,000	495,140,000
Crown Point Capital Co. LLC
5.100% 02/13/08(a)(b)	750,000,000	742,137,500
Curzon Funding LLC
5.150% 01/08/08(a)(b)	70,000,000	69,619,472
5.150% 01/16/08(a)(b)	10,000,000	9,934,194
Eureka Securitization, Inc.
5.000% 01/31/08(a)(b)	100,000,000	99,152,778
Falcon Asset Securitization Co. LLC
5.100% 01/07/08(a)(b)	300,000,000	298,427,500

1

	Par ($)	Value ($)
Commercial Paper – (continued)
FCAR Owner Trust I
5.230% 12/05/07(b)	50,000,000	49,970,944
FCAR Owner Trust II
5.190% 01/15/08(b)	38,000,000	37,753,475
5.360% 01/09/08(b)	25,000,000	24,854,833
Gemini Securitization Corp.
4.670% 12/03/07(a)(b)	445,778,000	445,662,345
5.400% 01/04/08(a)(b)	18,400,000	18,306,160
General Electric Capital Corp.
5.050% 01/18/08(b)	541,000,000	537,357,267
Gotham Funding Corp.
5.400% 01/08/08(a)(b)	2,550,000	2,535,465
Grampian Funding LLC
5.150% 01/22/08(a)(b)	139,000,000	137,965,994
5.180% 12/20/07(a)(b)	75,000,000	74,794,958
5.190% 12/17/07(a)(b)	285,000,000	284,342,600
Jupiter Securitization Co. LLC
5.000% 12/27/07(a)(b)	107,305,000	106,917,510
Lake Constance Funding LLC
5.240% 01/14/08(a)(b)	300,000,000	298,078,667
5.240% 01/15/08(a)(b)	200,000,000	198,690,000
Lexington Parker Capital Corp.
5.000% 12/03/07(a)(b)	100,169,000	100,141,175
5.050% 12/03/07(a)(b)	50,134,000	50,119,935
5.200% 02/20/08(a)(b)	75,000,000	74,122,500
5.300% 12/20/07(a)(b)	177,200,000	176,704,332
5.300% 01/22/08(a)(b)	100,000,000	99,234,444
5.400% 12/19/07(a)(b)	1,000,000	997,300
Nationwide Building Society
5.250% 01/09/08(a)(b)	150,000,000	149,146,875
North Sea Funding LLC
5.370% 12/27/07(a)(b)	225,000,000	224,127,375
Park Avenue Receivables Corp.
5.000% 12/21/07(a)(b)	71,042,000	70,844,661
Silver Tower US Funding
5.320% 01/02/08(a)(b)	200,000,000	199,054,222
6.100% 12/14/07(a)(b)	277,450,000	276,838,839
Solitaire Funding LLC
5.230% 01/03/08(a)(b)	500,000,000	497,602,917
5.250% 02/25/08(a)(b)	145,000,000	143,181,458
6.150% 12/12/07(a)(b)	150,000,000	149,718,125
6.200% 12/14/07(a)(b)	50,000,000	49,888,056

2

	Par ($)	Value ($)
Commercial Paper – (continued)
Surrey Funding Corp.
5.500% 01/14/08(a)(b)	43,650,000	43,356,575
Thames Asset Global Securitization, Inc.
5.000% 01/09/08(a)(b)	3,477,000	3,458,166
5.020% 12/17/07(a)(b)	9,180,000	9,159,518
Victory Receivables Corp.
5.250% 01/10/08(a)(b)	250,000,000	248,541,667
5.285% 01/04/08(a)(b)	150,000,000	149,251,292
5.285% 01/31/08(a)(b)	183,532,000	181,888,445

Total Commercial Paper (cost of $10,383,625,074)		10,383,625,074

Corporate Bonds – 18.7%
AIG Matched Funding Corp.
5.270% 09/24/08(a)(c)	175,000,000	175,000,000
5.324% 10/06/08(a)(c)	390,000,000	390,000,000
Alliance & Leicester PLC
4.687% 09/05/08(a)(c)	125,000,000	125,000,000
American Express Credit Corp.
4.788% 03/05/08(c)	50,000,000	50,000,000
Asscher Finance Corp.
5.500% 07/16/08 (d)	125,000,000	125,000,000
5.500% 07/16/08(a)(d)	47,756,000	47,756,000
Axon Financial Funding LLC
4.580% 05/02/08(a)(c)(d)(g)(h)	100,000,000	99,995,819
4.590% 04/15/08(a)(c)(d)(g)(h)	50,000,000	50,000,000
5.230% 04/04/08(a)(c)(d)(g)(h)	135,000,000	135,000,000
BNP Paribas
5.664% 06/16/08(c)	116,000,000	116,000,000
Carrera Capital Finance LLC
4.590% 12/12/07(a)(c)(d)	40,000,000	40,000,000
4.969% 07/30/08(a)(c)(d)	75,000,000	75,000,000
5.678% 12/06/07(a)(c)(d)	25,000,000	25,000,000
Cullinan Finance Corp.
4.565% 02/13/08(a)(c)(d)	36,500,000	36,496,412
4.570% 12/03/07(a)(c)(d)	125,000,000	124,999,866
4.570% 12/06/07(a)(c)(d)	75,000,000	74,999,800
4.570% 03/25/08(a)(c)(d)	200,000,000	199,981,250
4.570% 08/01/08(a)(c)(d)	50,000,000	49,986,667
Fifth Third Bancorp
4.793% 09/22/08(a)(c)	20,000,000	20,000,000
Goldman Sachs Group, Inc.
4.712% 08/13/08 (c)(h)	250,000,000	250,000,000
4.828% 05/21/08 (c)(h)	70,000,000	70,000,000

3

	Par ($)	Value ($)
Corporate Bonds – (continued)
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A.
4.870% 09/01/28(c)	2,000,000	2,000,000
HBOS Treasury Services PLC
4.786% 11/28/08(a)(c)	20,000,000	20,000,000
K2 (USA) LLC
4.580% 08/01/08(a)(c)(d)(h)	200,000,000	199,960,000
Liberty Lighthouse Co. LLC
5.170% 06/23/08(a)(c)(d)(h)	40,000,000	39,993,201
Merrill Lynch & Co., Inc.
4.792% 12/12/08(c)	125,000,000	125,000,000
Morgan Stanley Asset Funding, Inc.
5.138% 10/07/08(c)(h)	900,000,000	900,000,000
Natixis NY
4.672% 09/12/08(a)(c)	125,000,000	125,000,000
4.896% 09/08/08(a)(c)	265,000,000	265,000,000
Sigma Finance, Inc.
4.620% 02/04/08(a)(c)(d)	50,000,000	50,001,547
Unicredito Italiano Bank Ireland
4.673% 09/12/08(a)(c)	100,000,000	100,000,000
Victoria Finance LLC
4.575% 12/17/07(a)(c)(d)(h)	200,000,000	199,998,662
Wells Fargo & Co.
4.732% 12/12/08(a)(c)	25,000,000	25,000,000
Westpac Banking Corp.
5.674% 07/11/08(a)(c)	400,000,000	400,000,000
Whistlejacket Capital LLC
4.560% 03/25/08(a)(c)(d)(h)	50,000,000	49,995,312
4.570% 12/07/07(a)(c)(d)(h)	100,000,000	99,999,701
4.570% 12/11/07(a)(c)(d)(h)	57,000,000	56,999,688
White Pine Finance LLC
4.560% 06/09/08(a)(c)(d)(h)	50,000,000	49,992,215

Total Corporate Bonds (cost of $4,989,156,140)		4,989,156,140
Certificates of Deposit – 16.0%
Bank of Montreal
5.350% 12/05/07	220,000,000	220,000,000
Bank of Tokyo Mitsubishi Ltd. NY
4.950% 02/20/08	280,000,000	280,000,000
5.210% 01/15/08	265,000,000	265,000,000

4

	Par ($)	Value ($)
Certificates of Deposit – (continued)
Bank Scotland PLC NY
4.870% 02/08/08	750,000,000	750,000,000
Barclays Bank PLC NY
5.000% 02/19/08	557,000,000	557,000,000
5.180% 12/03/07	400,000,000	400,000,000
Canadian Imperial Bank of Commerce NY
4.742% 03/17/08(c)	50,000,000	50,000,000
Chase Bank USA
5.170% 01/14/08	620,000,000	620,000,000
Credit Industriel et Commercial
5.365% 12/12/07	220,000,000	220,000,327
Credit Suisse NY
5.420% 12/04/07	125,000,000	125,000,000
5.420% 01/16/08	239,000,000	239,000,000
Royal Bank of Canada NY
4.720% 12/09/08(c)	15,000,000	15,000,000
UBS AG/Stamford Branch
5.395% 03/18/08	270,000,000	270,000,000
5.455% 02/19/08	270,000,000	270,000,000

Total Certificates of Deposit (cost of $4,281,000,327)		4,281,000,327
Time Deposit – 6.7%
ABN AMRO Bank NV
4.720% 12/03/07	500,000,000	500,000,000
Calyon
4.680% 12/03/07	750,000,000	750,000,000
ING Bank
4.750% 12/03/07	505,000,000	505,000,000
US Bank
4.625% 12/03/07	28,009,000	28,009,000

Total Time Deposit (cost of $1,783,009,000)		1,783,009,000
Asset-Backed Securities – 1.3%
Paragon Mortgages PLC
4.642% 10/15/41(a)(c)	65,680,672	65,680,672
4.662% 01/15/39(a)(c)	273,829,590	273,829,590

Total Asset-Backed Securities (cost of $339,510,262)		339,510,262
Extendible Commercial Notes – 1.0%
Ram Funding Three LLC
4.938% 02/11/08(a)(b)(h)	72,494,000	72,494,000

5

	Par ($)	Value ($)
Extendible Commercial Notes – (continued)
Ram Funding Two LLC
5.033% 02/11/08(a)(c)(h)	104,544,457	104,544,457
Thornburg Mortgage Capital Resources LLC
4.688% 01/03/08(a)(c)	100,000,000	99,999,091

Total Extendible Commercial Notes (cost of $277,037,548)		277,037,548
Municipal Bonds – 0.9%
CALIFORNIA – 0.0%
CA San Jose Financing Authority Lease Revenue
Series 2000 C,
Insured: MBIA,
SPA: Morgan Guaranty Trust
4.800% 12/01/20(e)	4,900,000	4,900,000
CALIFORNIA TOTAL		4,900,000
COLORADO – 0.0%
CO Housing & Finance Authority
Series 2003 A-1,
SPA: FHLB
4.950% 10/01/33(e)	8,200,000	8,200,000
COLORADO TOTAL		8,200,000
FLORIDA – 0.5%
FL Hurricane Catastrophe Fund
Series 2006 B,
4.862% 12/12/08(c)	137,000,000	137,000,359
FLORIDA TOTAL		137,000,359
MISSOURI – 0.1%
MO Kansas City Industrial Development Authority
Series 2005 D,
Insured: AMBAC,
SPA: Dexia Credit Local
4.820% 04/01/40(e)	8,860,000	8,860,000
MISSOURI TOTAL		8,860,000
NEW HAMPSHIRE – 0.0%
NH Business Finance Authority
Series 2002 B,
SPA: Bank of New York
5.050% 11/01/20(e)	7,789,000	7,789,000
NEW HAMPSHIRE TOTAL		7,789,000
NEW YORK – 0.1%
NY New York City Housing Development Corp.
RBNB Wall Street Owner,
Series 2005 B,
LOC: Landesbank Hessen-Thuringen

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
4.850% 12/01/36(e)	11,200,000	11,200,000
NEW YORK TOTAL		11,200,000
TEXAS – 0.1%
TX State
Series 1997 B-2,
SPA: DEPFA Bank PLC
4.800% 12/01/29(e)	9,785,000	9,785,000
Series 2002 B,
LOC: Landesbank Hessen-Thuringen
4.800% 06/01/23(e)	13,165,000	13,165,000
TEXAS TOTAL		22,950,000
WISCONSIN – 0.1%
WI Housing & Economic Development Authority
Series 2005 F,
SPA: DEPFA Bank PLC
4.850% 11/01/30(e)	12,200,000	12,200,000
Series 2006 B,
SPA: DEPFA Bank PLC
4.800% 09/01/37(e)	18,775,000	18,775,000
WISCONSIN TOTAL		30,975,000

Total Municipal Bonds (cost of $231,874,359)		231,874,359
Funding Agreements – 0.8%
Genworth Life Insurance Co.
5.814% 06/09/08(c)	50,000,000	50,000,000
5.394% 10/03/08(c)(h)	75,000,000	75,000,000
Metropolitan Life Insurance Co.
5.682% 08/11/08(c)(h)	80,000,000	80,000,000

Total Funding Agreements (cost of $205,000,000)		205,000,000
Government & Agency Obligations – 0.0%
Federal Home Loan Bank
3.750% 12/03/07(f)	3,443,000	3,442,283

Total Government & Agency Obligations (cost of $3,442,283)		3,442,283
Short-Term Obligations – 15.6%
Repurchase agreement with Barclays Capital, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by asset-backed securities with various maturities to 12/30/34, market value $257,500,000 (repurchase proceeds $250,099,740)	250,000,000	250,000,000

7

	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 11/30/07, due on 12/03/07, at 4.570%, collateralized by U.S. Government Agency Obligations with various maturities to 04/26/24, market value $357,004,976 ($350,133,292)	350,000,000	350,000,000
Repurchase agreement with Credit Suisse First Boston, dated 11/30/07, due on 12/03/07, at 4.780%, collateralized by corporate bonds with various maturities to 01/01/50, market value $824,003,806 (repurchase proceeds $800,318,667)	800,000,000	800,000,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due on 12/03/07, at 4.550%, collateralized by U.S. Government Agency Obligation maturing 11/14/08, market value $54,205,678 (repurchase proceeds $53,159,149)	53,139,000	53,139,000
Repurchase agreement with JPMorgan Chase Bank, dated 11/30/07, due on 12/03/07, at 4.700%, collateralized by U.S. Government Obligations with various maturities to 10/01/37, market value 1,530,001,880 (repurchase proceeds $1,500,587,500)	1,500,000,000	1,500,000,000
Repurchase agreement with Lehman Brothers, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by commercial paper maturing 08/20/08 market value 693,645,000 (repurchase proceeds $680,313,308)	680,042,000	680,042,000
Repurchase agreement with Merrill Lynch, dated 11/30/07, due on 12/03/07, at 4.760%, collateralized by commercial paper maturing 12/03/07, market value $127,501,024 (repurchase proceeds $125,049,583)	125,000,000	125,000,000
Repurchase agreement with UBS Securities, Inc., dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by corporate bonds with various maturities to 06/26/49, market value $412,003,295 (repurchase proceeds $400,159,583)	400,000,000	400,000,000

Total Short-Term Obligations (cost of $4,158,181,000)		4,158,181,000

8

Total Investments – 99.9% (cost of $26,651,835,993)(i)	26,651,835,993

Other Assets & Liabilities, Net – 0.1%	34,683,366

Net Assets – 100.0%	26,686,519,359

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

With respect to Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Prime Reserves (the “Specified Funds”), NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“CMA”), has entered into a Capital Support Agreement (the “Agreement”) with Columbia Funds Series Trust. The Agreement establishes the basis for the Support Provider to make a capital contribution to a Specified Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Specified Fund’s market-based net asset value (“NAV”) per share to fall below the Minimum NAV Per Share (as defined below). The amount the Support Provider could be required to contribute under the Agreement is presently limited to $189 million in the aggregate for the Specified Funds (the “Maximum Contribution Amount”). The contribution obligation under the Agreement is subject to certain allocation procedures and other conditions and restrictions. The obligation to make contributions under the Agreement terminates no later than December 13, 2008 or earlier upon the payment of the Maximum Contribution Amount. Each Specified Fund is required to sell any Covered Securities (as defined below) on the business day immediately prior to December 13, 2008; provided that a Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution. Bank of America Corporation has guaranteed to the Specified Funds the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

Subject to certain conditions, the Agreement requires the Support Provider to contribute cash in an amount necessary to prevent a Specified Loss (as defined below) from causing a Specified Fund’s market-based NAV per share to decline below specific levels set forth in the Agreement (the “Minimum NAV Per Share”). A “Specified Loss” is a loss arising from a disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost. A Specified Fund may also consider amounts potentially contributable under the Agreement (a “Potential Future Contribution”) as an asset of the Specified Fund in calculating its market-based NAV. Until the disposition of a Covered Security, the amount of such Potential Future Contribution may increase, decrease or be eliminated on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of a Covered Security, or other factors, prior to the actual payment of the contribution by the Support Provider to the Specified Fund. The amount of such Potential Future Contribution and any actual contribution will be applied against the Maximum Contribution Amount.

9

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which are not illiquid except for those in the following table, amounted to $13,701,392,505 which represents 51.7% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Axon Financial Funding LLC 4.580% 05/02/08	04/23/07	$100,000,000
Axon Financial Funding LLC 4.590% 04/15/08	04/10/07	50,000,000
Axon Financial Funding LLC 5.230% 04/04/08	04/02/07	135,000,000
K2 (USA) LLC 4.580% 08/01/08	07/27/07	200,000,000
Liberty Lighthouse Co. LLC 5.170% 06/23/08	06/19/07	40,000,000
Ram Funding Three LLC 4.938% 02/11/08	09/05/07	72,494,000
Ram Funding Two LLC 5.033% 02/11/08	08/16/07	104,544,457
Victoria Finance LLC 4.575% 12/17/07	12/21/06	200,000,000
Whistlejacket Capital LLC 4.560% 03/25/08	03/15/07	50,000,000
Whistlejacket Capital LLC 4.570% 12/07/07	12/0606	100,000,000
Whistlejacket Capital LLC 4.570% 12/11/07	11/06/06	57,000,000
White Pine Finance LLC 4.560% 06/09/08	05/29/07	50,000,000
		$1,159,038,457

(b)	The rate shown represents the discount rate at the date of purchase.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(d)	Security issued by a structured investment vehicle.

(e)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(f)	The rate shown represents the annualized yield at the date of purchase.

(g)	Security is in default.

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality.  The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

On November 21, 2007, Axon Financial Funding, LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay all senior liabilities of Axon. As a consequence of the automatic liquidation event, the medium term notes issued by Axon became immediately due and payable which caused Axon to be in default with respect to the medium term notes. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors of Axon with respect to the Axon medium term notes.

10

(h)	Illiquid security. Illiquid securities, including those disclosed in note (a), amounted to $2,533,973,055, which represents 9.50% of the Fund’s net assets.

(i)	Cost for federal income tax purposes is $26,651,835,993.

Acronym	Name

AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
LOC	Letter of Credit.
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement.

11

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Municipal Reserves

	Par ($)	Value ($)*
Municipal Bonds – 96.6%
ALABAMA – 0.8%
AL Albertville Industrial Development Board
Series 2007, AMT,
LOC: National City Bank
3.710% 03/01/18(a)	10,000,000	10,000,000
AL Birmingham Industrial Development Board
Solid Waste Disposal Revenue,
American Cast Iron Pipe Co.,
Series 2000, AMT,
LOC: SouthTrust Bank N.A.
3.760% 05/01/25(a)	4,700,000	4,700,000
AL Birmingham Medical Clinic Board
Medical Advancement Foundation,
Series 2000 A,
LOC: Columbus Bank & Trust
3.690% 09/01/30(a)	20,220,000	20,220,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
3.630% 10/01/22(a)	2,670,000	2,670,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT,
LOC: Regions Bank
3.690% 03/01/14(a)	2,435,000	2,435,000
AL Housing Finance Authority
Multi-Family Housing Revenue,
Series 2007 B, AMT,
LOC: U.S. Bank N.A.
3.650% 04/01/37(a)	8,430,000	8,430,000
AL Huntsville Industrial Development Board
Brown Precision, Inc.,
Series 2001, AMT,
LOC: First Commercial Bank
3.680% 12/01/19(a)	3,500,000	3,500,000
AL Jefferson County
YMCA of Birmingham,
Series 2005,
LOC: AmSouth Bank
3.620% 09/01/25(a)	4,750,000	4,750,000
AL Scottsboro Industrial Development Board
Hisan, Inc.,
Series 2005, AMT,
LOC: AmSouth Bank
3.680% 05/01/27(a)	2,980,000	2,980,000
AL Space Science Exhibit Finance Commission
Series 2005 A,
LOC: First Commercial Bank

	Par ($)	Value ($)
Municipal Bonds – (continued)
ALABAMA – (continued)
3.680% 10/01/22(a)	4,400,000	4,400,000
ALABAMA TOTAL		64,085,000
ALASKA – 0.6%
AK Housing Finance Corp.
Series 2005,
Insured: FGIC
3.650% 12/01/34(a)	4,935,000	4,935,000
AK International Airports Revenues
Series 2006 C, AMT
Insured: MBIA,
LOC: Lloyds TSB Bank PLC
3.680% 10/01/30(a)	8,000,000	8,000,000
AK Morgan Keegan Municipal Products, Inc.
Series 2007 D-1, AMT,
3.720% 02/01/19(b)	32,285,000	32,285,000
ALASKA TOTAL		45,220,000
ARIZONA – 0.9%
AZ Health Facilities Authority Hospital
Series 2007,
LIQ FAC: BNP Paribas
3.680% 02/01/42(a)	12,535,000	12,535,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
3.650% 12/01/39(a)	970,000	970,000
Series 2005, AMT,
LIQ FAC: Merrill Lynch Capital Services
4.180% 01/01/36(a)	8,945,000	8,945,000
AZ Phoenix Civic Improvement Corp.
Series 1995, AMT,
LOC: Landesbank Hessen-Thuringen
3.670% 06/01/20(a)	9,700,000	9,700,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A.
3.650% 06/01/31(a)	4,895,000	4,895,000
Series 2005 MT-156, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.700% 08/01/08(a)	2,730,000	2,730,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.700% 08/01/08(a)	20,795,000	20,795,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 07/01/36(a)	7,110,000	7,110,000
Spring Air Mattress Co.,
Series 1999, AMT,
LOC: Bank One N.A.
3.900% 04/01/19(a)	910,000	910,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – (continued)
AZ Tucson & Pima County Industrial Development Authorities
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.820% 04/25/16(a)	60,000	60,000
ARIZONA TOTAL		68,650,000
ARKANSAS – 0.3%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc.,
Series 1996, AMT,
LOC: Bank of New York
3.710% 06/01/31(a)	6,500,000	6,500,000
AR Pulaski County Public Facilities
Bailey Properties LLC,
Series 2002, AMT,
LOC: Regions Bank
3.660% 07/01/42(a)	7,530,000	7,530,000
Series 2007 C, AMT,
LOC: Regions Bank
3.680% 04/01/40(a)	4,350,000	4,350,000
AR Sheridan Industrial Development Revenue
Centria,
Series 2000 A, AMT,
LOC: PNC Bank
3.690% 08/01/20(a)	2,600,000	2,600,000
H. Robertson Co.,
Series 1998 B, AMT,
LOC: Sheridan Bank
3.650% 08/01/16(a)	1,000,000	1,000,000
ARKANSAS TOTAL		21,980,000
CALIFORNIA – 2.6%
CA ABAG Finance Authority for Nonprofit Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.770% 04/01/37(a)	49,105,000	49,105,000
CA Housing Finance Agency
Multi-Family Housing,
Series 2000 A, AMT,
LOC: Landesbank Hessen-Thuringen
3.700% 02/01/35(a)	3,290,000	3,290,000
Series 2000 A, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.700% 02/01/26(a)	15,365,000	15,365,000
Series 2001 J, AMT,
Insured: FSA,
LOC: Lloyds TSB Bank PLC
3.680% 02/01/32(a)	5,570,000	5,570,000
Series 2001 U, AMT,
Insured: MBIA,
SPA: Bank of New York
3.680% 08/01/32(a)	36,890,000	36,890,000
Series 2002 J, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
CALIFORNIA – (continued)
Insured: MBIA,
LOC: Lloyds TSB Bank PLC
3.680% 02/01/33(a)	11,500,000	11,500,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC:
3.700% 02/01/40(a)	13,555,000	13,555,000
3.700% 02/01/41(a)	17,345,000	17,345,000
Series 2007 H, AMT,
SPA: KBC Bank N.V.
3.690% 02/01/42(a)	18,055,000	18,055,000
CA Southern California Home Financing Authority
Series 2004 A, AMT,
SPA: FNMA
3.600% 08/01/34(a)	33,135,000	33,135,000
CALIFORNIA TOTAL		203,810,000
COLORADO – 7.1%
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT,
LOC: Wells Fargo Bank N.A.
3.680% 01/01/17(a)	2,405,000	2,405,000
CO Denver City & County Airport Revenue
Series 2002 C, AMT,
LOC: Societe Generale
3.670% 11/15/25(a)	23,650,000	23,650,000
Series 2004 B, AMT,
Insured: AMBAC
3.670% 11/15/24(b)	63,950,000	63,950,000
Series 2005 C-1, AMT,
Insured: CIFG,
SPA: Morgan Stanley
3.720% 11/15/25(a)	41,100,000	41,100,000
Series 2005 C-2, AMT,
Insured: CIFG,
SPA: Morgan Stanley
3.750% 11/15/25(a)	27,000,000	27,000,000
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.700% 11/15/12(a)	11,160,000	11,160,000
Series 2007, AMT,
Insured: FGIC,
LIQ FAC: Svenska Handelsbanken
3.700% 11/15/16(a)	8,350,000	8,350,000
CO Denver City & County Multi-Family Housing
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 05/01/37(a)	15,610,000	15,610,000
CO Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
Insured: MBIA,
LIQ FAC: Deutsche Bank A.G.
3.670% 11/15/18(a)	4,105,000	4,105,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Educational & Cultural Facilities Authority
EOP Charlotte JW LLC,
Series 2005 A,
LOC: Sovereign Bank FSB,
LOC: KBC Bank N.V.
3.640% 09/01/35(a)	10,000,000	10,000,000
CO Health Facilities Authority
Crossroads at Delta Alf,
Series 2004 A,
LOC: U.S. Bank N.A.
3.650% 11/01/28(a)	3,800,000	3,800,000
CO Housing & Finance Authority
Series 2002 C-3, AMT,
SPA: Lloyds TSB Bank PLC
3.720% 05/01/22(a)	15,685,000	15,685,000
Series 2006 G, AMT,
LIQ FAC: Goldman Sachs
3.680% 12/01/36(a)	12,301,027	12,301,027
Terrace Park LP,
Series 2007, AMT,
LOC: U.S. Bank N.A.
3.650% 09/01/25(a)	11,800,000	11,800,000
CO Medium Term Tax-Exempt Multi-Family Housing Trust
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.780% 08/15/18(a)	257,215,000	257,215,000
CO Morgan Keegan Municipal Products, Inc.
Series 2006 F, AMT,
LIQ FAC: Lloyds TSB Bank PLC
3.720% 10/01/41(a)	8,560,000	8,560,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co.,
Series 1994 B, AMT,
LOC: JPMorgan Chase Bank
3.660% 04/01/14(a)	7,300,000	7,300,000
CO Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.780% 11/15/19(a)	7,170,000	7,170,000
CO Student Obligation Bond Authority
Series 1999 A-2, AMT,
Insured: AMBAC,
SPA: Lloyds TSB Bank PLC
3.750% 07/01/27(a)	20,600,000	20,600,000
COLORADO TOTAL		551,761,027
DELAWARE – 3.2%
DE GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs:

	Par ($)	Value ($)
Municipal Bonds – (continued)
DELAWARE – (continued)
3.680% 07/01/48(a)	28,440,135	28,440,135
3.710% 08/01/49(a)	109,385,849	109,385,849
Series 2007, AMT,
Insured: FSA,
LIQ FAC: Goldman Sachs
3.710% 10/01/37(a)	45,630,000	45,630,000
DE Medium Term Tax-Exempt Multi-Family Housing Trust
Series 2007, AMT,
LIQ FAC: Deutsche Bank AG
3.780% 08/15/18(a)	25,380,000	25,380,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT,
Guarantor: FNMA
3.650% 09/15/38(b)	8,500,000	8,500,000
Flight Safety International, Inc.,
Series 2002, AMT,
GTY AGMT: Berkshire Hathaway, Inc.:
3.660% 06/01/22(a)	26,915,000	26,915,000
3.710% 12/01/32(a)	5,185,000	5,185,000
DELAWARE TOTAL		249,435,984
DISTRICT OF COLUMBIA – 1.5%
DC Columbia Enterprise Zone Revenue
House on F Street LLC,
Series 2001, AMT,
LOC: Bank of New York
3.710% 05/01/15(a)	7,500,000	7,500,000
DC Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
Insured: MBIA,
LIQ FAC: Deutsche Bank A.G.
3.700% 10/01/35(a)	2,550,000	2,550,000
DC Housing Finance Agency
Multi-Family Housing Revenue,
Series 1995 A, AMT,
3.680% 08/01/25(b)	10,000,000	10,000,000
DC Metropolitan Washington Airports Authority
Series 2006, AMT:
Insured: FSA,
LIQ FAC: Citibank N.A.
3.740% 10/01/35(a)	22,600,000	22,600,000
Insured: MBIA,
LIQ FAC: BNP Paribas
3.700% 10/01/35(a)	8,825,000	8,825,000
Series 2007, AMT,
Insured: FGIC:
LIQ FAC: Citigroup Financial Products
3.770% 10/01/36(a)	15,640,000	15,640,000
LIQ FAC: DEPFA Bank PLC
3.740% 10/01/36(a)	22,118,000	22,118,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
DISTRICT OF COLUMBIA – (continued)
DC Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.700% 10/01/16(a)	7,700,000	7,700,000
DC Revenue
National Association of Realtors,
Series 2003, AMT,
LOC: SunTrust Bank
3.650% 12/01/23(a)	7,500,000	7,500,000
DC State
Series 2003 D-2,
Insured: FSA,
SPA: DEPFA Bank PLC
3.610% 06/01/26(a)	12,100,000	12,100,000
DISTRICT OF COLUMBIA TOTAL		116,533,000
FLORIDA – 4.1%
FL Broward County Housing Finance Authority
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.680% 06/01/46(a)	72,515,000	72,515,000
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT,
LOC: Wells Fargo Bank N.A.
3.650% 10/01/25(a)	5,000,000	5,000,000
YMCA of Collier County,
Series 2004,
LOC: SunTrust Bank
3.650% 09/01/29(a)	4,635,000	4,635,000
FL Greater Orlando Aviation Authority
Series 2007, AMT,
Insured: FSA,
LIQ FAC: Citigroup Financial Products
3.740% 10/01/19(a)	5,500,000	5,500,000
FL Housing Finance Corp.
Hunters Run Partners II, Ltd.,
Series 2003 G, AMT,
Insured: FSA
3.650% 06/15/36(b)	6,725,000	6,725,000
Mango Grove LLC,
Series 2005 A, AMT,
LOC: Citibank N.A.
3.660% 09/15/37(a)	8,400,000	8,400,000
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.680% 06/01/46(a)	24,995,000	24,995,000
Series 2007 C, AMT,
LOC: Natixis
3.660% 06/01/44(a)	9,515,000	9,515,000
Tuscany Lakes Ltd,
Series 2002 1, AMT,
Guarantor: FNMA

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
3.660% 11/15/35(b)	3,500,000	3,500,000
Tuscany Lakes Ltd.,
Series 2006 K3, AMT,
Guarantor: FNMA,
LIQ FAC: FNMA
3.660% 11/15/35(a)	2,600,000	2,600,000
FL Jacksonville Economic Development Commission
Lee & Cates Glass, Inc.,
Series 2007, AMT,
LOC: Wachovia Bank N.A.
3.710% 04/01/33(a)	7,700,000	7,700,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.650% 11/01/24(a)	4,675,000	4,675,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT,
LOC: SunTrust Bank N.A.
3.720% 12/01/32(a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT,
LOC: SunTrust Bank
3.650% 06/01/22(a)	6,000,000	6,000,000
FL Lehman Municipal Trust Receipts
Series 2007, AMT,
LIQ FAC: Lehman Liquidity Co.
3.800% 07/01/38(a)	25,100,000	25,100,000
FL Local Governmental Financing Commission
3.420% 12/04/07	28,784,000	28,784,000
FL Manatee County Industrial Development Revenue
Gammerler LLC,
Series 2005, AMT,
LOC: LaSalle Bank N.A.
3.710% 10/01/35(a)	4,750,000	4,750,000
FL Marion County Industrial Development Authority
Series 2006, AMT,
LOC: SunTrust Bank
3.700% 10/01/26(a)	3,875,000	3,875,000
FL Miami-Dade County
Series 2007, AMT:
Insured: FSA,
LIQ FAC: Citigroup Financial Products
3.740% 10/01/36(a)	5,365,000	5,365,000
Insured: MBIA,
LIQ FAC: Citigroup Financial Products

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
3.740% 10/01/33(a)	9,690,000	9,690,000
Insured: XLCA,
LIQ FAC: Citibank N.A.
3.750% 10/01/40(a)	3,280,000	3,280,000
FL Orange County Housing Finance Authority
Lee Vista Club Partners,
Series 2004 A, AMT,
Guarantor: FNMA
3.660% 05/15/37(b)	10,100,000	10,100,000
FL Pinellas County Housing Finance Authority
Series 2005, AMT,
3.700% 05/01/14(b)	17,680,000	17,680,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.790% 06/01/42(a)	8,185,000	8,185,000
FL Sunshine State Governmental Financing Commission
3.350% 12/05/07	20,000,000	20,000,000
FL UBS Municipal Certificates
Series 2007, AMT,
Insured: XLCA,
SPA: Bank of New York
3.690% 10/01/40(a)	14,300,000	14,300,000
FLORIDA TOTAL		319,029,000
GEORGIA – 3.9%
GA Alpharetta Development Authority
Parc Alpharetta LLC,
Series 2006, AMT,
LOC: Regions Bank
3.650% 04/01/41(a)	21,795,000	21,795,000
GA Atlanta Airport Revenue
Series 2003, AMT,
Insured: FGIC
3.700% 01/01/14(b)	5,390,000	5,390,000
Series 2004 C14, AMT,
Insured: FSA,
SPA: Wachovia Bank N.A.
3.720% 01/01/18(a)	4,185,000	4,185,000
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue:
Housing Market District Project,
Series 2004 A, AMT,
LOC: Wachovia Bank N.A.
3.660% 11/01/34(a)	9,850,000	9,850,000
M Street Apartments Project,
Series 2003, AMT,
LOC: Regions Bank
3.640% 03/01/38(a)	14,000,000	14,000,000
Park District Atlantic Project,
Series 2002 A, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
LOC: SouthTrust Bank
3.680% 12/01/37(a)	25,100,000	25,100,000
Northside Plaza Group LP,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
3.710% 11/01/27(a)	4,560,000	4,560,000
Series 2006, AMT,
SPA: Merrill Lynch Capital Services
3.780% 11/01/43(a)	9,495,000	9,495,000
GA Clayton County Development Authority
Wilson Holdings, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.700% 11/01/13(a)	2,580,000	2,580,000
GA Cobb County Housing Authority
Series 2003, AMT,
SPA: Merrill Lynch Capital Services
4.180% 02/01/34(a)	12,755,000	12,755,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
3.640% 01/01/31(a)	7,300,000	7,300,000
GA Coweta County Development Authority
Series 2007, AMT,
LOC: Wachovia Bank N.A.
3.710% 04/01/32(a)	5,400,000	5,400,000
W.Y. Industries, Inc.,
Series 2007, AMT,
LOC: Wachovia Bank N.A.
3.710% 04/01/15(a)	4,600,000	4,600,000
GA DeKalb County Housing Authority
Multi-Family Revenue,
Stone Mill Run Apartments Project,
Series 1995 A, AMT,
LOC: First Tennessee Bank N.A.
3.670% 08/01/27(a)	7,475,000	7,475,000
GA Dooly County Industrial Development Authority
Hambug Enterprises Project,
Series 2003, AMT,
LOC: Fifth Third Bank
3.690% 12/01/17(a)	3,845,000	3,845,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.650% 07/01/37(a)	11,000,000	11,000,000
GA Franklin County Industrial Building Authority
Bosal Industries Georgia, Inc.,
Series 1995, AMT,
LOC: Standard Federal Bank
3.680% 08/01/10(a)	4,620,000	4,620,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Fulton County Development Authority
Leggett & Platt, Inc.,
Series 1992 A, AMT,
LOC: Wachovia Bank of Georgia
3.800% 06/01/27(a)	3,900,000	3,900,000
OBH, Inc.,
Series 1999 B, AMT:
3.660% 12/01/18(b)	34,870,000	34,870,000
3.710% 12/01/28(b)	9,350,000	9,350,000
GA Gainesville Hall County
Fieldale Farms Corp.,
Series 2002, AMT,
LOC: Wachovia Bank N.A.
3.710% 08/01/27(a)	1,500,000	1,500,000
GA George L. Smith II Congress Center Authority
Series 2007 A, AMT,
SPA: DEPFA Bank PLC
3.710% 07/01/20(a)	9,275,000	9,275,000
GA Gwinnett County Development Authority
Maltese Signs, Inc.,
Series 2000, AMT,
LOC: SunTrust Bank
3.700% 02/01/15(a)	1,600,000	1,600,000
Series 2007, AMT,
LOC: SunTrust Bank
3.700% 02/01/32(a)	4,040,000	4,040,000
GA Houston County Development Authority
Clean Control Corp.
Series 2000, AMT,
LOC: Branch Banking & Trust
3.730% 06/01/20(a)	2,275,000	2,275,000
Perdue Farms, Inc.,
Series 2005, AMT,
LOC: SunTrust Bank
3.650% 01/01/18(a)	5,500,000	5,500,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project,
Series 2004, AMT,
LOC: SunTrust Bank
3.640% 04/01/37(a)	17,000,000	17,000,000
GA Manchester Development Authority
G & S Metal Consultants,
Series 2006, AMT,
LOC: Fifth Third Bank
3.690% 10/01/26(a)	2,080,000	2,080,000
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank
3.650% 10/01/23(a)	3,100,000	3,100,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Private Colleges & Universities Authority
Mercer University Project,
Series 2003,
LOC: Branch Banking & Trust
3.640% 10/01/32(a)	6,900,000	6,900,000
GA Savannah Economic Development Authority
Savannah Air Center LLC,
Series 2007, AMT,
LOC: Wachovia Bank N.A.
3.710% 04/01/23(a)	7,385,000	7,385,000
Series 2007, AMT,
LOC: Branch Banking & Trust
3.730% 11/01/27(a)	5,000,000	5,000,000
GA Stephens County Development Authority
Series 2005, AMT,
LOC: Provident Bank
3.710% 02/01/20(a)	2,565,000	2,565,000
GA Thomasville Payroll Development Authority
Scruggs Co. Project,
Series 2000, AMT,
LOC: First Union National Bank
3.760% 08/01/10(a)	75,000	75,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT,
LOC: Branch Banking & Trust
3.730% 12/01/22(a)	3,585,000	3,585,000
GA Urban Residential Finance Authority
Lindbergh City Center Apartment,
Series 2004, AMT,
LOC: Regions Bank
3.680% 11/01/44(a)	17,500,000	17,500,000
GA Waycross & Ware County Development Authority
Series 2007, AMT,
LOC: SunTrust Bank
3.650% 09/01/26(a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT,
LOC: Branch Banking & Trust
3.730% 09/01/19(a)	3,800,000	3,800,000
TOTAL GEORGIA		302,750,000
HAWAII – 0.1%
HI Airports System Revenue
Series 2006, AMT,
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.

	Par ($)	Value ($)
Municipal Bonds – (continued)
HAWAII – (continued)
3.840% 07/01/14(a)	5,360,000	5,360,000
HAWAII TOTAL		5,360,000
IDAHO – 2.3%
ID Blackfoot Industrial Development Corp.
Series 2007, AMT,
LOC: KeyBank N.A.
3.720% 11/01/27(a)	4,500,000	4,500,000
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.780% 09/01/21(a)	3,755,000	3,755,000
ID Housing & Finance Association
Single Family Mortgage Revenue:
Series 2001 F, AMT,
SPA: Bayerische Landesbank
3.720% 01/01/33(a)	10,000,000	10,000,000
Series 2004 A-1, AMT,
LIQ FAC: Lloyds Bank
3.720% 07/01/35(a)	10,050,000	10,050,000
Series 2005 E,
LIQ FAC: Lloyds TSB Bank PLC
3.720% 01/01/37(a)	5,450,000	5,450,000
Series 2006 B, AMT,
SPA: Lloyds TSB Bank PLC
3.720% 07/01/37(a)	15,000,000	15,000,000
Series 2006 C, AMT,
SPA: Lloyds TSB Bank PLC
3.720% 01/01/38(a)	15,000,000	15,000,000
Series 2007 E-1, AMT,
LIQ FAC: Lloyds TSB Bank PLC
3.720% 07/01/38(a)	24,000,000	24,000,000
ID Lehman Municipal Trust Receipts
Series 2007, AMT,
LIQ FAC: Lehman Liquidity Co.
3.750% 01/01/39(a)	71,775,000	71,775,000
ID Power County Industrial Development Revenue
FMC Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A
3.690% 04/01/14(a)	20,000,000	20,000,000
IDAHO TOTAL		179,530,000
ILLINOIS – 4.4%
IL Addison Industrial Development Revenue
Series 1996, AMT,
LOC: LaSalle Bank N.A.
3.710% 07/01/21(a)	1,515,000	1,515,000
IL Canton Industrial Revenue
Series 2006,
LOC: Charter One Bank N.A.
3.630% 12/01/31(a)	15,900,000	15,900,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc.,
Series 2002, AMT,
LOC: Northern Trust Co.
3.900% 11/01/22(a)	1,250,000	1,250,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT,
LOC: Fifth Third Bank
3.710% 12/01/18(a)	1,490,000	1,490,000
IL Chicago Industrial Development Revenue
Bullen Midwest Inc.,
Series 1997, AMT,
3.730% 11/01/17(b)	750,000	750,000
Eli’s Chicago’s Finest Inc.,
Series 1996, AMT,
LOC: LaSalle Bank
3.690% 11/01/26(a)	2,365,000	2,365,000
Enterprise Center IX LP,
Series 1992, AMT,
LOC: LaSalle National Bank
3.690% 06/01/22(a)	4,750,000	4,750,000
Enterprise Center VII LP,
Series 1992, AMT,
LOC: LaSalle National Bank
3.690% 06/01/22(a)	7,200,000	7,200,000
Flying Food Fare Midway,
Series 1999, AMT,
LOC: Harris Trust & Savings Bank
3.700% 12/01/28(a)	4,700,000	4,700,000
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP,
Series 2003, AMT,
LOC: Harris Trust & Savings Bank
3.650% 07/01/34(a)	13,330,000	13,330,000
Lincoln Village LLC,
Series 2006, AMT,
LOC: Harris N.A.
3.660% 06/01/40(a)	8,437,000	8,437,000
North Larabee LP:
Series 2001 A, AMT,
LOC: Harris Trust & Savings Bank
3.730% 04/01/36(a)	4,375,000	4,375,000
Series 2001 B, AMT,
LOC: Harris Trust & Savings Bank
3.730% 04/01/09(a)	1,150,000	1,150,000
Renaissance Saint Luke LP,
Series 2004 A, AMT,
LOC: Harris Trust & Savings Bank
3.730% 01/01/39(a)	3,700,000	3,700,000
IL Chicago O’Hare International Airport
Air France,
Series 1991, AMT,
LOC: Societe Generale
3.680% 05/01/18(a)	12,600,000	12,600,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
O’Hare Tech Center II LLC,
Series 2002, AMT,
LOC: LaSalle National Bank
3.680% 03/01/37(a)	5,000,000	5,000,000
Series 1997, AMT,
Insured: AMBAC,
LOC: Merrill Lynch Capital Services
3.780% 01/01/16(a)	15,385,000	15,385,000
Series 2003, AMT:
Insured: FSA:
3.700% 07/01/11(b)	9,995,000	9,995,000
3.740% 01/01/22(b)	7,800,000	7,800,000
3.820% 07/01/11(b)	5,500,000	5,500,000
Insured: MBIA
3.820% 07/01/08(b)	3,125,000	3,125,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc.,
Series 1995, AMT,
LOC: JPMorgan Chase Bank
3.740% 12/01/15(a)	1,000,000	1,000,000
IL Chicago Wastewater Transmission Revenue
Series 2004,
Insured: MBIA
3.860% 01/01/22(b)	1,685,000	1,685,000
IL Cicero Industrial Development Revenue
Harris Steel Co.,
Series 1996, AMT,
LOC: American National Bank & Trust
3.900% 05/01/11(a)	970,000	970,000
IL Des Plaines Industrial Development Revenue
MMP Properties LLC,
Series 1998, AMT,
LOC: JPMorgan Chase & Co.
3.900% 10/01/18(a)	1,715,000	1,715,000
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery,
Series 2000, AMT,
LOC: American National Bank & Trust
3.900% 08/01/25(a)	3,680,000	3,680,000
Clingan Steel, Inc.,
Series 2003, AMT,
LOC: LaSalle National Bank
3.900% 12/01/23(a)	2,695,000	2,695,000
Engineered Polymer,
Series 1995, AMT,
LOC: Wachovia Bank N.A.
3.710% 08/01/15(a)	5,845,000	5,845,000
Forty Foot High Realty LLC,
Series 2002, AMT,
LOC: National City Bank
3.710% 12/01/27(a)	4,150,000	4,150,000
HSU Properties LLC,
Series 2003, AMT,
LOC: Fifth Third Bank

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
3.690% 08/01/33(a)	1,145,000	1,145,000
Knead Dough Banking Co.,
Series 2000, AMT,
LOC: Bank One N.A.
3.900% 09/01/25(a)	690,000	690,000
Rainbow Graphics, Inc.,
Series 2003, AMT,
LOC: Bank One N.A.
3.900% 08/01/23(a)	2,080,000	2,080,000
Residential Rental Project,
Series 1994, AMT,
3.680% 04/01/24(b)	7,610,000	7,610,000
Royal Continental Box,
Series 1995 B, AMT,
LOC: LaSalle National Bank
3.690% 04/01/10(a)	950,000	950,000
Ruebenson Real Estate LLC,
Series 1999 A, AMT,
LOC: National City Bank N.A.
3.710% 06/01/24(a)	3,655,000	3,655,000
Series 1988, AMT,
LOC: Northern Trust Co.
3.950% 02/01/13(a)	2,460,000	2,460,000
Series 1990 A, AMT,
LOC: Bank One Kentucky N.A.
3.790% 01/01/10(a)	3,100,000	3,100,000
IL Development Finance Authority
Affordable Housing Revenue,
Lake Towers Associates II LP,
Series 1997, AMT,
LOC: Bank One N.A.
3.660% 10/01/23(a)	8,565,000	8,565,000
Groot Industries, Inc.,
Series 2003, AMT,
LOC: Bank One N.A.
3.740% 12/01/23(a)	4,845,000	4,845,000
Jewish Council Youth Service,
Series 2003,
LOC: Harris Trust Bank
3.650% 09/01/28(a)	1,045,000	1,045,000
Multi-Family Revenue,
West Chicago Senior Apartment,
Series 2003, AMT,
LOC: Citibank N.A.
3.680% 02/01/38(a)	6,700,000	6,700,000
River Oaks Partners,
Series 1989, AMT,
Insured: FHLMC
3.670% 12/15/19(a)	32,000,000	32,000,000
Sexton Energy,
Series 2003, AMT,
LOC: Fifth Third Bank
3.650% 10/01/23(a)	6,840,000	6,840,000
IL Elgin Industrial Development Revenue
Nelson Graphic Screenprinting,
Series 2006, AMT,
LOC: LaSalle Bank N.A.
3.690% 10/01/31(a)	3,460,000	3,460,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Elmhurst Industrial Development Revenue
John Sakash Co. Project,
Series 2000, AMT,
LOC: Citibank N.A.
3.690% 02/01/25(a)	1,700,000	1,700,000
IL Finance Authority Industrial Development Revenue
Merug LLC,
Series 2004 A, AMT,
LOC: JPMorgan Chase Bank
3.900% 12/01/18(a)	2,120,000	2,120,000
Series 2005, AMT,
LOC: National City Bank
3.710% 11/01/18(a)	1,060,000	1,060,000
IL Finance Authority
Meyer Industries LLC,
Series 2006, AMT,
LOC: Fifth Third Bank
3.710% 08/01/36(a)	2,800,000	2,800,000
Multi-Family Revenue,
Waterton Vistas II LLC,
Series 2004, AMT,
Guarantor: FNMA
3.660% 10/15/34(b)	8,500,000	8,500,000
Villagebrook LP,
Series 2005, AMT,
Insured: FHLMC,
LOC: FHLMC
3.690% 05/01/35(a)	5,730,000	5,730,000
IL Gurnee Industrial Development Revenue
Kenall Manufacturing Co.,
Series 1998, AMT,
3.730% 03/01/18(b)	710,000	710,000
IL Housing Development Authority
Multi-Family Revenue:
Mattoon Towers Associates II,
Series 2004, AMT,
LOC: First National Bank
3.640% 01/01/34(a)	3,225,000	3,225,000
Pontiac Tower Associates III,
Series 2005, AMT,
LOC: Harris N.A.
3.660% 09/01/35(a)	3,755,000	3,755,000
Spring Creek Associates,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
3.650% 04/01/34(a)	6,160,000	6,160,000
Sterling Towers Associates II,
Series 2001, AMT,
LOC: Harris N.A.
3.650% 10/01/35(a)	3,790,000	3,790,000
IL Industrial Development Revenue
Enterprise Center X Project,
Series 1992, AMT,
Insured: LaSalle National Bank
3.690% 06/01/22(b)	4,300,000	4,300,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Jackson County Multi-Family Revenue
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 07/01/35(a)	9,615,000	9,615,000
IL Lombard Village Industrial Projects
B&H Partnership Project,
Series 1995,
LOC: LaSalle Bank N.A.
3.980% 10/01/13(a)	1,500,000	1,500,000
IL Municipal Securities Trust Certificates
Series 2002 A,
Insured: MBIA,
LIQ FAC: Bear Stearns Capital Markets
3.700% 06/24/14(a)	14,805,000	14,805,000
IL New Lenox Industrial Development Revenue
Panduit Corp.,
Series 1990, AMT,
LOC: Fifth Third Bank
3.700% 07/01/15(a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
Panduit Corp.,
Series 1996, AMT,
LOC: Fifth Third Bank
3.700% 04/01/31(a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project,
Series 1998, AMT,
3.680% 08/01/29(b)	3,670,000	3,670,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
Guarantor: GNMA,
SPA: Merrill Lynch Capital Services
3.790% 06/01/45(a)	6,850,000	6,850,000
IL Savanna Industrial Development Revenue
Metform Corp. Project,
Series 1994 B, AMT,
LOC: Bank One N.A.
3.900% 06/01/09(a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT,
LOC: LaSalle Bank N.A.
3.710% 12/01/33(a)	2,400,000	2,400,000
IL Upper River Valley Industrial Development Revenue
Clover Properties LLC Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.690% 07/01/20(a)	1,875,000	1,875,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Urbana Multi-Family Housing Revenue
Prarie Green II Apartment Project,
Series 2000, AMT,
LOC: LaSalle Bank N.A.
3.690% 06/01/29(a)	1,355,000	1,355,000
IL Will County Exempt Facilities Revenue
BP Amoco Chemical Co.,
Series 2003, AMT,
3.700% 07/01/33(b)	7,300,000	7,300,000
ILLINOIS TOTAL		340,222,000
INDIANA – 4.6%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill Project,
Series 1999, AMT,
3.900% 08/01/17(b)	2,500,000	2,500,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments Project,
Series 2002, AMT,
LOC: Fifth Third Bank
3.690% 11/01/32(a)	2,825,000	2,825,000
IN Burns Harbor Economic Development Revenue
Dennen Steel Corp.,
Series 2003, AMT,
LOC: Standard Federal Bank
3.690% 12/01/23(a)	1,495,000	1,495,000
IN Development Finance Authority
Economic Development Revenue,
Berry Holdings Co. LLC,
Series 1999, AMT,
LOC: Bank One N.A.
3.940% 01/01/09(a)	320,000	320,000
Series 2002, AMT,
LOC: National City Bank of Indiana
3.710% 10/01/17(a)	2,555,000	2,555,000
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC,
Series 1998 A, AMT,
LOC: FHLB
3.850% 04/01/28(a)	770,000	770,000
Vahala Foam Enterprises Project,
Series 2002, AMT,
LOC: Bank One N.A.
3.900% 09/01/17(a)	1,200,000	1,200,000
IN Elkhart Industrial Development Revenue
Kibbe Properties LLC,
Series 2002, AMT,
LOC: National City Bank of Indiana
3.760% 06/01/27(a)	1,725,000	1,725,000
IN Finance Authority
Series 2005, AMT,
LOC: National City Bank
3.710% 10/01/12(a)	4,000,000	4,000,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
IN Franklin Community Multi-School Building Corp.
Series 2007,
Insured: FGIC,
LIQ FAC: Goldman Sachs
3.640% 07/15/21(a)	5,300,000	5,300,000
IN Garrett Economic Development Revenue
Series 2005, AMT,
LOC: National City Bank
3.710% 01/01/21(a)	5,230,000	5,230,000
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing Project:
Series 1997, AMT,
3.650% 10/01/27(b)	10,000,000	10,000,000
Series 1999, AMT,
3.650% 01/01/29(b)	10,000,000	10,000,000
Series 2000 A, AMT:
3.650% 01/01/28(b)	10,000,000	10,000,000
3.650% 01/01/30(b)	10,000,000	10,000,000
Series 2001 B, AMT:
3.650% 09/01/31(b)	10,000,000	10,000,000
GTY AGMT: Toyota Motor Credit Corp.
3.650% 02/01/31(a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
Crown Equipment Corp. Project,
Series 1996, AMT,
LOC: Key Bank N.A.
3.650% 02/01/11(a)	2,000,000	2,000,000
Round Barn Manor Project,
Series 2003 A, AMT,
3.690% 01/01/28(b)	3,182,000	3,182,000
IN Health Facility Financing Authority
Cardinal Center, Inc. Project,
Series 1996 A,
LOC: Key Bank N.A.
3.650% 12/01/16(a)	235,000	235,000
IN Housing & Community Development Authority
Series 2006 A-2, AMT,
Guarantor: GNMA,
SPA: DEPFA Bank PLC
3.650% 01/01/37(a)	30,000,000	30,000,000
IN Housing Finance Authority
Multi-Family Revenue,
Series 1997 M-A, AMT,
LOC: FHLB
3.680% 01/01/29(a)	8,350,000	8,350,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2006, AMT,
Insured: AMBAC:
LIQ FAC: Dexia Credit Local
3.700% 01/01/14(a)	5,240,000	5,240,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
LIQ FAC: JPMorgan Chase Bank
3.700% 01/01/14(a)	16,800,000	16,800,000
SPA: Merrill Lynch Capital Services
3.820% 01/01/20(a)	5,505,000	5,505,000
IN Indianapolis Multi-Family Revenue
Nora Commons LP,
Series 2004 A, AMT,
LOC: ABN AMRO Bank N.V.
3.680% 12/01/39(a)	7,000,000	7,000,000
IN Jeffersonville Economic Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
3.690% 08/01/21(a)	2,150,000	2,150,000
Series 2003, AMT,
LOC: National City Bank of Kentucky
3.710% 04/01/23(a)	4,515,000	4,515,000
IN Noblesville Economic Development Revenue
Pedcor Investments 2003-L LP,
Series 2003 A, AMT,
LOC: LaSalle Bank N.A.
3.690% 06/01/38(a)	8,796,000	8,796,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 01/03/19(a)	133,785,000	133,785,000
IN Rockport Pollution Control Revenue
Alaska Steel Corp.,
Series 1997 A, AMT,
LOC: PNC Bank N.A.
3.690% 12/01/27(a)	9,500,000	9,500,000
IN Rockport Revenue
Alaska Steel Corp.,
Series 1998 A, AMT,
LOC: PNC Bank N.A.
3.690% 12/01/28(a)	10,000,000	10,000,000
Series 1999 A, AMT,
LOC: PNC Bank N.A.
3.690% 06/01/29(a)	10,000,000	10,000,000
IN South Bend Economic Development Authority
Series 2007, AMT,
LOC: Citizens Bank of PA
3.650% 04/01/27(a)	8,105,000	8,105,000
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP,
Series 1997 A, AMT,
LOC: FHLB
3.730% 06/01/27(a)	2,365,000	2,365,000
IN Washington County Industrial Economic Development Revenue
Series 2001, AMT,
LOC: National City Bank of Indiana

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
3.710% 08/01/16(a)	3,150,000	3,150,000
INDIANA TOTAL		358,598,000
IOWA – 0.7%
IA Clinton Industrial Development Revenue
Series 2004, AMT,
LOC: Northern Trust Co.
3.700% 12/01/22(a)	4,300,000	4,300,000
Sethness Products Co.,
Series 1996, AMT,
LOC: Northern Trust Co.
3.700% 09/01/11(a)	1,700,000	1,700,000
IA Finance Authority Industrial Development Revenue
US Filter Operating Services, Inc.,
Series 2001 A, AMT,
LOC: Societe Generale
3.670% 11/01/17(a)	3,720,000	3,720,000
IA Finance Authority
Single Family Mortgage Revenue:
Series 2002, AMT,
Guarantor: GNMA/FNMA,
SPA: Wachovia Bank N.A.
3.720% 07/01/24(a)	4,755,000	4,755,000
Series 2004 B, AMT,
Guarantor: GNMA/FNMA,
SPA: DEPFA Bank PLC
3.650% 07/01/34(a)	9,600,000	9,600,000
Series 2004, AMT,
Guarantor: GNMA/FNMA
3.650% 07/01/34(b)	15,500,000	15,500,000
Series 2006 F, AMT,
Guarantor: GNMA/FNMA,
LIQ FAC: State Street Bank & Trust
3.680% 07/01/36(a)	12,000,000	12,000,000
Series 2006, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.730% 12/01/09(a)	665,000	665,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.680% 05/01/21(a)	4,200,000	4,200,000
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic,
Series 2001 B, AMT,
LOC: American National Bank & Trust
3.900% 01/01/11(a)	800,000	800,000
IOWA TOTAL		57,240,000
KANSAS – 0.5%
KS Development Finance Authority
Exempt Facilities Revenue,
Seaboard Project,

	Par ($)	Value ($)
Municipal Bonds – (continued)
KANSAS – (continued)
Series 1995 A, AMT,
LOC: Bank of New York
3.710% 12/01/25(a)	9,200,000	9,200,000
Multi-Family Revenue:
Delaware Highlands,
Series 2005 C, AMT,
LOC: Arvest Bank
3.680% 12/01/36(a)	2,200,000	2,200,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 11/01/35(a)	6,500,000	6,500,000
KS Munimae Trust
Series 2001-6, AMT,
Insured: FHLMC
3.800% 07/14/26	2,075,000	2,075,000
KS Wichita Airport Authority
Berkshire Hathaway, Inc.,
Series 2003 A, AMT,
3.710% 11/01/31(b)	2,860,000	2,860,000
KS Wichita City
OBH, Inc.,
Series 1999, AMT,
3.660% 04/01/15(b)	18,670,000	18,670,000
KANSAS TOTAL		41,505,000
KENTUCKY – 1.6%
KY Bardstown
Linpac Materials Handling,
Series 2000, AMT,
LOC: Bank of the West
3.740% 10/01/19(a)	4,030,000	4,030,000
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc.,
Series 2001, AMT,
LOC: Northern Trust Co.
3.700% 05/01/31(a)	7,410,000	7,410,000
KY Daviess County Health Care Revenue
Wendell Fosters Campus for Development,
Series 2001, AMT,
LOC: National City Bank
3.660% 05/01/21(a)	3,500,000	3,500,000
KY Daviess County Industrial Building Revenue
Series 2003, AMT,
LOC: National Bank of Kentucky
3.710% 05/01/18(a)	3,500,000	3,500,000
KY Glasgow Industrial Building Revenue
Ply Tech Corp.:
Series 1994, AMT,
LOC: Fifth Third Bank
3.710% 05/01/14(a)	1,820,000	1,820,000
Series 2006, AMT,
LOC: Fifth Third Bank
3.690% 07/01/26(a)	2,910,000	2,910,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Hopkins County Industrial Building Revenue
Series 2007 J, AMT,
LOC: PNC Bank N.A.
3.650% 10/01/17(a)	8,000,000	8,000,000
KY Hopkinsville
Series 2006, AMT,
LOC: Branch Banking & Trust
3.730% 06/01/26(a)	3,610,000	3,610,000
KY Housing Corp.
Clarksdale Rental I LP,
Series 2006 A, AMT,
LOC: PNC Bank Delaware
3.650% 06/01/08(a)	2,345,000	2,345,000
Series 2005 B, AMT,
SPA: BNP Paribas
3.640% 07/01/32(a)	15,130,000	15,130,000
Series 2005 L, AMT,
SPA: BNP Paribas
3.640% 07/01/36(a)	20,000,000	20,000,000
Series 2006 F, AMT,
SPA: BNP Paribas
3.640% 07/01/29(a)	2,500,000	2,500,000
Series 2006 M, AMT,
SPA: BNP Paribas
3.640% 01/01/33(a)	10,600,000	10,600,000
KY Jefferson County Industrial Building Revenue
Dant Growth LLC,
Series 2002, AMT,
LOC: Bank One Kentucky N.A.
3.710% 09/01/22(a)	3,330,000	3,330,000
KY Jefferson County Industrial Development Revenue
WHIP-Mix Corp.,
Series 1997, AMT,
LOC: National City Bank Kentucky
3.810% 06/01/12(a)	600,000	600,000
KY Kenton County Airport Board
FlightSafety International, Inc.,
Series 2001 A, AMT:
3.660% 06/01/31(b)	4,600,000	4,600,000
3.690% 06/01/21(b)	17,900,000	17,900,000
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center,
Series 1998,
LOC: Fifth Third Bank
3.680% 07/01/18(a)	970,000	970,000
Series 2002, AMT,
LOC: Fifth Third Bank
3.690% 04/01/17(a)	2,630,000	2,630,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners,
Series 2005 A, AMT,
LOC: Regions Bank
3.680% 01/01/11(a)	1,280,000	1,280,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC Project,
Series 2003, AMT,
LOC: Wachovia Bank N.A.
3.650% 03/01/21(a)	6,000,000	6,000,000
KY Rural Economic Development Authority Revenue
Heaven Hill Project,
Series 1991, AMT,
LOC: PNC Bank N.A.
3.650% 10/01/16(a)	2,000,000	2,000,000
KY West Buechel Industrial Building Revenue
Berby Fabricating LLC Project,
Series 2004, AMT,
LOC: Fifth Third Bank
3.690% 06/01/24(a)	3,890,000	3,890,000
KENTUCKY TOTAL		128,555,000
LOUISIANA – 0.4%
LA Calcasieu Parish, Inc. Industrial Development Board
Hydroserve Westlake Project,
Series 1999, AMT,
LOC: Bank One Chicago N.A.
3.730% 12/01/24(a)	5,100,000	5,100,000
LA Morgan Keegan Municipal Products, Inc.
Series 2007 A, AMT,
SPA: Lloyds TSB Bank PLC,
GIC: Transamerica Life Insurance Co.
3.720% 02/01/11(a)	27,060,000	27,060,000
LOUISIANA TOTAL		32,160,000
MAINE – 0.1%
ME Housing Authority
General Housing Revenue,
Series 2005, AMT,
LIQ FAC: Landesbank Hessen-Thuringen
3.700% 12/01/10(a)	120,000	120,000
Mortgage Revenue:
Series 2004 B-3, AMT,
SPA: State Street Bank & Trust Co.
3.700% 11/15/27(a)	2,330,000	2,330,000
Series 2007 E-2, AMT,
SPA: State Street Bank & Trust Co.
3.680% 11/15/41(a)	8,000,000	8,000,000
MAINE TOTAL		10,450,000
MARYLAND – 0.8%
MD Administration Department of Housing & Community Development
Fort Washington Manor LP,

	Par ($)	Value ($)
Municipal Bonds – (continued)
MARYLAND – (continued)
Series 2005 A, AMT,
LOC: Citibank N.A.
3.630% 11/15/38(a)	9,700,000	9,700,000
Series 2004 F, AMT,
SPA: Lloyds TSB Bank PLC
3.610% 09/01/35(a)	12,150,000	12,150,000
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility,
Series 2004, AMT,
LOC: Branch & Banking Trust
3.730% 07/01/24(a)	4,950,000	4,950,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
SPA: Danske Bank
3.730% 02/01/40(a)	31,985,000	31,985,000
MARYLAND TOTAL		58,785,000
MASSACHUSETTS – 1.7%
MA Lehman Municipal Trust Receipts
Series 2007,
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.
3.331% 05/01/37(a)	67,500,000	67,500,000
MA Municipal Securities Trust Certificates
Series 2007 A, AMT,
Insured: AMBAC,
LIQ FAC: Bear Stearns Capital Markets
3.730% 01/21/19(a)	12,000,000	12,000,000
MA State
3.320% 12/06/07	50,000,000	50,000,000
MASSACHUSETTS TOTAL		129,500,000
MICHIGAN – 5.7%
MI Detroit Water Supply Systems
Series 2001 C,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.670% 07/01/29(a)	19,090,000	19,090,000
MI Housing Development Authority
Multi-Family Revenue,
Canterbury Project,
Series 2003 A, AMT,
LOC: LaSalle Bank
3.670% 06/01/38(a)	9,500,000	9,500,000
Rental Housing Revenue,
Series 2002 A, AMT,
Insured: MBIA,
LOC: Landesbank Hessen-Thuringen
3.630% 04/01/37(a)	28,610,000	28,610,000
Series 2006 B, AMT,
SPA: DEPFA Bank PLC
3.730% 06/01/30(a)	20,000,000	20,000,000
Series 2006 R, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.820% 10/01/42(a)	5,250,000	5,250,000
Series 2006, AMT,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.730% 10/01/42(a)	8,120,000	8,120,000
Single Family Mortgage Revenue,
Series 2005 B, AMT:
LOC: DEPFA Bank PLC
3.730% 06/01/30(a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC
3.730% 12/01/25(a)	13,635,000	13,635,000
MI Municipal Bond Authority
Series 2007 B-1,
4.500% 08/20/08	41,675,000	41,911,580
MI Oakland County Economic Development Corp.
Series 2007,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.620% 11/01/37(a)	32,475,000	32,475,000
MI State Hospital Finance Authority
Series 2000 E,
Insured: AMBAC,
SPA: Bank One N.A.
3.620% 12/01/30(a)	22,965,000	22,965,000
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT,
LOC: JPMorgan Chase Bank
3.900% 02/01/16(a)	1,600,000	1,600,000
MI Strategic Fund Ltd.
American Autocoat, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
3.690% 10/01/22(a)	4,295,000	4,295,000
B & C Leasing LLC,
Series 1999, AMT,
LOC: LaSalle Bank
3.670% 07/01/24(a)	2,300,000	2,300,000
Erin Flint Properties LLC,
Series 2006, AMT,
LOC: Fifth Third Bank
3.690% 07/01/26(a)	3,980,000	3,980,000
Home, Inc.,
Series 2002, AMT,
LOC: Fifth Third Bank
3.690% 11/01/22(a)	1,820,000	1,820,000
Lapeer Technologies LLC,
Series 2000, AMT,
LOC: JPMorgan Chase Bank
3.900% 02/01/20(a)	1,700,000	1,700,000
LRV Enterprises LLC,
Series 1996, AMT,
LOC: National City Bank
3.810% 09/01/21(a)	405,000	405,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
Michigan Turkey Producers,
Series 2000 A, AMT,
LOC: Fifth Third Bank
3.710% 05/01/15(a)	1,600,000	1,600,000
Series 1999, AMT,
LOC: National City Bank
3.760% 06/01/24(a)	1,030,000	1,030,000
Series 2000, AMT,
LOC: KeyBank N.A.
3.720% 07/01/20(a)	2,020,000	2,020,000
Series 2003, AMT:
LOC: Fifth Third Bank
3.690% 08/01/23(a)	905,000	905,000
LOC: National City Bank
3.710% 12/01/28(a)	2,580,000	2,580,000
MI Wayne Charter County Airport Authority
Series 1996 A, AMT,
Insured: AMBAC,
SPA: Bayerische Landesbank
3.700% 12/01/16(a)	18,125,000	18,125,000
Series 2002 A, AMT,
Insured: FGIC
3.480% 12/01/32(b)	137,020,000	137,020,000
Series 2007 A, AMT,
Insured: FGIC,
LIQ FAC: Bayerische Landesbank
3.760% 12/01/37(a)	9,500,000	9,500,000
MI Wayne County Airport Authority
Series 2005 MT-115, AMT,
Insured: MBIA,
LIQ FAC: Svenska Handelsbank
3.700% 12/01/17(a)	18,140,000	18,140,000
Series 2005, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.750% 12/01/34(a)	6,600,000	6,600,000
Series 2006, AMT,
Insured: MBIA,
LIQ FAC: Citibank N.A.
3.750% 12/01/29(a)	5,900,000	5,900,000
MICHIGAN TOTAL		441,946,580
MINNESOTA – 1.4%
MN Eden Prairie Industrial Development Revenue
SWB LLC,
Series 2000 A, AMT,
LOC: US Bank N.A.
3.840% 11/01/20(a)	2,035,000	2,035,000
MN Housing Finance Agency
Residential Housing Revenue,
Series 2005 I, AMT,
SPA: Lloyds TSB Bank PLC
3.680% 01/01/36(a)	30,015,000	30,015,000
Series 2004 A, AMT,
SPA: Lloyds TSB Bank PLC

	Par ($)	Value ($)
Municipal Bonds – (continued)
MINNESOTA – (continued)
3.690% 01/01/32(a)	23,650,000	23,650,000
Series 2007 K, AMT,
3.780% 08/11/08	27,000,000	27,000,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Wells Fargo Bank N.A.
3.700% 08/01/38(a)	11,160,000	11,160,000
MN Springfield Industrial Development Revenue
OCHS Brick Co.,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.680% 05/01/16(a)	3,695,000	3,695,000
MN St. Paul Port Authority Industrial Development Revenue
Camada LP,
Series 2005, AMT,
LOC: Wells Fargo Bank N.A.
3.680% 12/01/12(a)	2,900,000	2,900,000
MN UBS Municipal Certificates
Series 2007, AMT,
SPA: Bank of New York
3.690% 03/12/10(a)(c)	6,295,000	6,295,000
MINNESOTA TOTAL		106,750,000
MISSISSIPPI – 0.1%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT,
LOC: Branch Banking & Trust Co.
3.730% 03/01/15(a)	1,440,000	1,440,000
Series 2005, AMT,
LOC: Branch Banking & Trust Co.
3.730% 03/01/25(a)	2,210,000	2,210,000
MS Home Corp.
Multi-Family Revenue,
Brandon Housing Associates LP,
Series 2001-2, AMT,
LOC: Regions Bank
3.670% 05/01/31(a)	6,300,000	6,300,000
MISSISSIPPI TOTAL		9,950,000
MISSOURI – 1.0%
MO Health & Educational Facilities Authority
Churchill Center & School,
Series 2006,
LOC: National City Bank
3.620% 12/01/26(a)	2,645,000	2,645,000
MO Industrial Development Authority
Multi-Family Housing Revenue,
Crook Creek Apartments II:
Series 2004 A, AMT,
LOC: LaSalle National Bank
3.680% 09/01/39(a)	5,570,000	5,570,000
Series 2004 B, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
MISSOURI – (continued)
LOC: FHLB
3.690% 09/01/39(a)	745,000	745,000
MO Mountain Grove Industrial Development Authority
Health Care Facility Revenue,
Mountain Grove #1, Inc.,
Series 1997, AMT,
LOC: Wahovia Bank
3.690% 11/01/13(a)	1,515,000	1,515,000
MO Nodaway Industrial Development Authority
Educational Facilities Revenue,
Northwest Foundation, Inc.,
Series 2002,
LOC: U.S. Bank N.A.
3.650% 11/01/32(a)	3,925,000	3,925,000
MO Scott Industrial Development Authority
Series 2007, AMT,
LOC: Regions Bank
3.690% 05/01/22(a)	3,000,000	3,000,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT,
LOC: U.S. Bank N.A.
3.700% 03/01/38(a)	19,445,000	19,445,000
Multi-Family Housing Revenue:
Metro Lofts Apartments,
Series 2003 A, AMT,
Guarantor: FNMA
3.460% 03/15/36(b)	26,500,000	26,500,000
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.780% 12/01/45(a)	7,075,000	7,075,000
United States Tape & Label Corp.,
Series 1999, AMT,
LOC: LaSalle Bank N.A.
3.680% 08/01/19(a)	2,100,000	2,100,000
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006, AMT,
LOC: Bank of Washington,
LOC: U.S. Bank N.A.
3.680% 05/01/28(a)	6,600,000	6,600,000
MISSOURI TOTAL		79,120,000
MONTANA – 0.6%
MT Board of Investment Resource Recovery
Series 1989, AMT,
LOC: Union Bank of CA N.A.

	Par ($)	Value ($)
Municipal Bonds – (continued)
MONTANA – (continued)
3.800% 12/30/15(a)	48,100,000	48,100,000
MONTANA TOTAL		48,100,000
NEBRASKA – 0.4%
NE Help Incorporated Student Loan Revenue
Series 1986 A, AMT,
Insured: MBIA
3.670% 12/01/16(b)	29,850,000	29,850,000
NE Lancaster County Industrial Development Revenue
MLLC LLC,
Series 2000 A, AMT,
LOC: Wells Fargo Bank N.A.
3.680% 11/01/20(a)	4,225,000	4,225,000
NEBRASKA TOTAL		34,075,000
NEVADA – 0.2%
NV Clark County Airport Revenue
Series 2004, AMT,
Insured: FGIC
3.770% 07/01/22(b)	5,020,000	5,020,000
NV Housing Division
Sonoma Palms LP,
Series 2005, AMT,
Guarantor: FNMA
3.680% 04/15/39(b)	11,300,000	11,300,000
NEVADA TOTAL		16,320,000
NEW HAMPSHIRE – 0.0% **
NH Business Finance Authority Exempt Facilities Revenue
Waste Management of New Hampshire, Inc. Project,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.690% 09/01/12(a)	3,500,000	3,500,000
NEW HAMPSHIRE TOTAL		3,500,000
NEW JERSEY – 0.0% **
NJ Economic Development Authority
Series 2006, AMT,
LOC: Goldman Sachs
3.680% 01/01/37(a)	2,800,000	2,800,000
NEW JERSEY TOTAL		2,800,000
NEW MEXICO – 0.3%
NM Bernalillo County
Series 2006,
4.000% 12/14/07	20,000,000	20,002,058
NEW MEXICO TOTAL		20,002,058
NEW YORK – 4.2%
NY Bank of New York Municipal Certificates Trust
Series 2007, AMT,
SPA: Bank of New York
3.760% 05/01/16(a)	50,321,000	50,321,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Environmental Facilities Corp.
Waste Management of New York LLC,
Series 2002 B, AMT,
LOC: JPMorgan Chase Bank
3.630% 05/01/19(a)	14,805,000	14,805,000
NY Housing Finance Agency
Series 2007 A, AMT,
LOC: Landesbank Hessen-Thuringen
3.660% 11/01/41(a)	19,000,000	19,000,000
NY New York City Housing Development Corp.
Series 2007 A, AMT,
LOC: Citibank N.A.
3.660% 11/01/39(a)	19,000,000	19,000,000
NY New York City Municipal Water Finance Authority
3.500% 12/03/07	80,000,000	80,000,000
3.510% 12/03/07	123,400,000	123,400,000
NY Rockland County
Series 2007,
4.000% 12/20/07	10,000,000	10,001,558
NY Urban Development Corp.
Series 2003,
Insured: FGIC,
SPA: Societe Generale
3.630% 03/15/33(a)	15,500,000	15,500,000
NEW YORK TOTAL		332,027,558
NORTH CAROLINA – 3.3%
NC Agriculture Finance Authority Development Revenue
McGill Environment System,
Series 2003, AMT,
LOC: Branch Bank & Trust
3.730% 12/01/15(a)	2,700,000	2,700,000
NC Burke County Development Authority
3.320% 12/06/07	25,000,000	25,000,000
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co.,
Series 2003, AMT,
LOC: Branch Banking & Trust
3.730% 06/01/24(a)	1,495,000	1,495,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT,
LOC: Branch Banking & Trust
3.730% 12/01/21(a)	2,720,000	2,720,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC,
Series 2004, AMT,
3.730% 04/01/26(b)	4,750,000	4,750,000
NC Education Assistance Authority
Series 2005 A-2, AMT,
Insured: AMBAC,
LOC: Branch Banking & Trust
3.680% 09/01/35(a)	151,140,000	151,140,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Quantum Group, Inc.,
Series 2000, AMT,
LOC: Regions Bank
3.630% 06/01/20(a)	1,840,000	1,840,000
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments,
Series 2003, AMT,
LOC: SunTrust Bank
3.650% 12/01/35(a)	5,025,000	5,025,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp. Project,
Series 1996, AMT,
LOC: Bank One Milwaukee N.A.
3.900% 01/01/11(a)	1,050,000	1,050,000
Valspar Corp.,
Series 1995, AMT,
LOC: Wachovia Bank N.A.
3.760% 06/01/15(a)	2,900,000	2,900,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Autry Mills,
Series 1999, AMT,
LOC: Branch & Banking Trust
3.730% 02/01/13(a)	3,520,000	3,520,000
Hamlin Sheet Metal Co.,
Series 1997, AMT,
LOC: Branch Banking & Trust
3.730% 11/01/17(a)	1,700,000	1,700,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC,
Series 2003, AMT,
LOC: SunTrust Bank
3.700% 09/01/35(a)	4,495,000	4,495,000
NC Montgomery County Industrial Facilities & Pollution Control Financing Authority
Republic Services of NC LLC,
Series 2000, AMT,
LOC: SunTrust Bank
3.650% 12/01/20(a)	1,400,000	1,400,000
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC,
Series 2001 A, AMT,
LOC: Branch Banking & Trust

	Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
3.730% 09/01/22(a)	2,165,000	2,165,000
NC Raleigh Durham Airport Authority
Series 2006 A, AMT,
Insured: XLCA,
SPA: SunTrust Bank
3.650% 05/01/36(a)	34,500,000	34,500,000
NC Rowan County Industrial Facilities Pollution Control Financing Authority
PHC LLC Project,
Series 1999, AMT,
LOC: Branch Banking & Trust
3.730% 03/01/14(a)	3,205,000	3,205,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Series 2007, AMT,
LOC: Branch Banking & Trust
3.730% 03/01/27(a)	5,000,000	5,000,000
NORTH CAROLINA TOTAL		254,605,000
NORTH DAKOTA – 0.1%
ND Housing Finance Agency Revenue
Series 2002 B, AMT,
Insured: FSA,
SPA: FHLMC
3.670% 01/01/34(a)	9,700,000	9,700,000
NORTH DAKOTA TOTAL		9,700,000
OHIO – 2.9%
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank
3.640% 04/01/18(a)	4,335,000	4,335,000
OH Cuyahoga County Hospital Revenue
Series 2005,
LOC: National City Bank
3.660% 02/01/35(a)	1,205,000	1,205,000
OH Cuyahoga County Multi-Family Revenue
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 02/01/33(a)	5,765,000	5,765,000
OH Franklin County Multi-Family Housing Revenue
Series 2005, AMT,
LOC: Fifth Third Bank
3.690% 08/01/35(a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT,
LOC: KeyBank N.A.
3.720% 09/01/16(a)	130,000	130,000
OH Hancock County Industrial Development Revenue
Koehler Brothers, Inc.,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
Series 1999, AMT,
LOC: National City Bank
3.720% 06/01/14(a)	910,000	910,000
OH Hancock County Multi-Family Revenue
Pedcor Investments,
Series 1998 B, AMT,
LOC: FHLB
3.780% 01/01/31(a)	725,000	725,000
OH Housing Finance Agency
Series 2005, AMT
Insured: FHA,
SPA: Federal Home Loan Bank
3.670% 09/01/35(a)	30,500,000	30,500,000
Series 2007 E, AMT,
Guarantor: GNMA/FNMA,
SPA: KBC Bank N.V.
3.660% 09/01/38(a)	100,000,000	100,000,000
Series 2007 J, AMT
Guarantor: GNMA,
SPA: KBC Bank N.V.
3.670% 03/01/38(a)	29,000,000	29,000,000
OH Lorain County Industrial Development Revenue
Series 2007, AMT,
LOC: National City Bank
3.710% 11/01/27(a)	3,800,000	3,800,000
OH Lorain Port Authority Revenue
J. Alan Spitzer,
Series 1999, AMT,
LOC: National City Bank
3.900% 12/01/19(a)	2,600,000	2,600,000
OH Lucas County Industrial Development Revenue
Series 1997, AMT,
3.810% 07/01/09(b)	430,000	430,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT,
LOC: Fifth Third Bank
3.690% 09/01/23(a)	1,375,000	1,375,000
OH Rickenbacher Port Authority
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 01/01/35(a)	4,785,000	4,785,000
OH Summit County Industrial Development Revenue
Quality Mold, Inc.,
Series 1999, AMT,
LOC: KeyBank N.A.
3.720% 06/01/19(a)	2,380,000	2,380,000
OH Toledo Lucas County Port Authority Airport Development Revenue
Flight Safety International Inc. Project,
Series 1998-1, AMT,
3.690% 01/01/18(b)	15,800,000	15,800,000
OH Water Development Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
Firstenergy Nuclear Generation,
Series 2006 A, AMT,
LOC: Barclays Bank PLC
3.650% 06/15/33(a)	10,000,000	10,000,000
Ohio Edison Co.,
Series 1998, AMT,
LOC: Wachovia Bank N.A.
3.700% 09/01/18(a)	10,000,000	10,000,000
OH Wood County Industrial Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank
3.690% 09/01/16(a)	1,220,000	1,220,000
OHIO TOTAL		228,660,000
OKLAHOMA – 1.4%
OK Claremore Industrial & Redevelopment Revenue
Whirlwind Steel Buildings Project,
Series 2001, AMT,
LOC: Chase Manhattan Bank
3.900% 09/01/16(a)	1,290,000	1,290,000
OK Development Finance Authority Revenue
Series 1997, AMT,
LOC: Bank of New York
3.710% 03/01/27(a)	8,800,000	8,800,000
OK Housing Finance Agency Single Family Revenue
Series 2001 PT-1288, AMT,
SPA: Merrill Lynch Capital Services
3.820% 01/01/09(a)	705,000	705,000
Series 2007, AMT,
LIQ FAC: Goldman Sachs:
3.510% 09/01/40	24,900,000	24,900,000
3.690% 09/01/40	2,365,851	2,365,851
OK Industrial Authority Economic Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
3.690% 10/01/23(a)	1,680,000	1,680,000
OK Morgan Keegan Municipal Products, Inc.
Series 2005 D, AMT,
SPA: BNP Paribas
3.720% 02/01/10(a)	52,005,000	52,005,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT,
LOC: PNC Bank N.A.
3.690% 10/01/21(a)	5,000,000	5,000,000
OK Student Loan Authority
Series 1998 A, AMT,
Insured: MBIA,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OKLAHOMA – (continued)
SPA: Landesbank Hessen-Thuringen
3.700% 06/01/28(a)	13,500,000	13,500,000
OKLAHOMA TOTAL		110,245,851
OREGON – 0.7%
OR Economic Development Revenue
KRC Western, Inc.,
Series 1997 178, AMT,
LOC: Wachovia Bank N.A.
3.710% 01/01/17(a)	7,650,000	7,650,000
LD McFarland Cascade Co. Ltd.,
Series 1996, AMT,
LOC: U.S. Bank of Washington
3.740% 11/01/16(a)	1,000,000	1,000,000
Oregon Metal Slitters, Inc.,
Series 1997, AMT,
LOC: KeyBank N.A.
3.650% 04/01/24(a)	4,865,000	4,865,000
OR Homeowner Revenue
Series 2006, AMT,
SPA Merrill Lynch Capital Services,
GIC: Trinity Funding Co. LLC
3.700% 05/01/10(a)	43,560,000	43,560,000
OREGON TOTAL		57,075,000
PENNSYLVANIA – 8.0%
PA Authority for Industrial Development
Goldenberg Candy Co.,
Series 1997, AMT,
LOC: Wachovia Bank
3.650% 01/01/13(a)	1,870,000	1,870,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006 B,
LOC: Barclays Bank PLC
3.600% 12/01/41(a)	95,000	95,000
PA Chester County Industrial Development Authority
Bentley Properties LP,
Series 2004, AMT,
LOC: First Tennessee Bank
3.810% 12/01/20(a)	4,245,000	4,245,000
PA Economic Development Financing Authority
Series 2006, AMT,
LOC: Citizens Bank of PA
3.640% 12/01/36(a)	5,980,000	5,980,000
Wegner’s Feed Mill, Inc.,
Series 1999 B-1, AMT,
LOC: First Union National Bank
3.760% 07/01/19(a)	5,820,000	5,820,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals,
Series 1998, AMT,
LOC: PNC Bank N.A.
3.690% 03/01/09(a)	620,000	620,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005,
LOC: Fifth Third Bank
3.630% 12/01/29(a)	9,560,000	9,560,000
PA Higher Education Assistance Agency
Series 1995 A, AMT,
Insured: AMBAC,
SPA: Morgan Stanley Bank
3.650% 12/01/25(a)	85,580,000	85,580,000
Series 2007 A, AMT,
Insured: AMBAC,
SPA: Morgan Stanley Bank
3.670% 07/01/37(a)	215,800,000	215,800,000
PA Housing Finance Agency
Series 2004 82-C, AMT,
SPA: Landesbank Hessen-Thuringen
3.630% 10/01/34(a)	10,000,000	10,000,000
Series 2004 84-C, AMT,
SPA: Dexia Credit Local
3.630% 04/01/18(a)	13,490,000	13,490,000
Series 2005 88-B, AMT,
SPA: Dexia Credit Local
3.630% 10/01/36(a)	20,295,000	20,295,000
Series 2005 90-C, AMT,
SPA: DEPFA Bank PLC
3.650% 04/01/36(a)	12,400,000	12,400,000
Series 2007 98-C, AMT,
SPA: Dexia Credit Local
3.630% 10/01/37(a)	41,955,000	41,955,000
PA Lancaster Industrial Development Authority
United Zion Retirement Community,
Series 2005,
LOC: Citizens Bank of PA
3.630% 03/01/24(a)	5,300,000	5,300,000
PA Moon Industrial Development Authority
One Thorn Run Associates,
Series 1995 A, AMT,
LOC: National City Bank
3.670% 11/01/15(a)	4,320,000	4,320,000
PA Philadelphia Gas Works Revenue
Series 2006,
Insured: FSA
3.560% 08/01/31(a)	88,140,000	88,140,000
PA Philadelphia Redevelopment Authority
Series 2005, AMT,
Insured: FGIC
3.650% 04/15/24(b)	16,985,000	16,985,000
PA Philadelphia School District
Series 2005,
Insured: AMBAC,
LIQ FAC: DEPFA Bank PLC
3.640% 08/01/18(a)	19,265,000	19,265,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
Insured: FSA:
LIQ FAC: DEPFA Bank PLC
3.700% 01/01/16(a)	7,105,000	7,105,000
LIQ FAC: Landesbank Hessen-Thurigen
3.700% 01/01/16(a)	5,560,000	5,560,000
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.780% 01/01/10(a)	3,165,000	3,165,000
Series 2007,
Insured: FSA,
LIQ FAC: DEPFA Bank PLC
3.640% 01/01/19(a)	41,250,000	41,250,000
PA State
Series 2002,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.730% 05/01/19(a)	1,325,000	1,325,000
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises,
Series 1997, AMT,
LOC: National City Bank N.A.
3.650% 04/01/17(a)	2,680,000	2,680,000
Series 1998 A, AMT,
LOC: National City Bank N.A.
3.710% 10/01/13(a)	2,005,000	2,005,000
PENNSYLVANIA TOTAL		624,810,000
SOUTH CAROLINA – 1.4%
SC Housing Finance & Development Authority
Arrington Place Apartment LP,
Series 2001, AMT,
LOC: SunTrust Bank
3.700% 12/01/33(a)	1,250,000	1,250,000
Improvement Bayside Apartments,
LOC: Wachovia Bank N.A.
3.690% 07/15/39(a)	17,250,000	17,250,000
Series 2005 R-398, AMT,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.740% 07/01/34(a)	2,065,000	2,065,000
Series 2006-1388, AMT,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.700% 07/01/10(a)	5,265,000	5,265,000
Spring Grove LP,
Series 2000, AMT,
LOC: SunTrust Bank
3.650% 12/01/34(a)	7,235,000	7,235,000
SC Jobs Economic Development Authority
1350 Shiloh Properties,
Series 2007, AMT,
LOC: National City Bank
3.710% 09/01/27(a)	7,700,000	7,700,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
Abraham Industries LLC,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.690% 05/01/14(a)	3,975,000	3,975,000
Banks Construction Co.,
Series 1999, AMT,
LOC: Wachovia Bank of North Carolina
3.710% 05/01/09(a)	700,000	700,000
Giant Cement Holding, Inc. Project,
Series 2002, AMT,
LOC: CItibank N.A.
3.660% 12/01/22(a)	14,500,000	14,500,000
Imagepoint, Inc.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.710% 12/01/23(a)	3,690,000	3,690,000
Kravet Fabrics, Inc.,
Series 1997, AMT,
LOC: Bank of New York
3.710% 03/01/12(a)	1,710,000	1,710,000
Mancor Industries, Inc.,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.690% 05/01/14(a)	900,000	900,000
Performance Friction Corp.,
Series 2001, AMT,
LOC: Wachovia Bank N.A.
3.710% 06/01/12(a)	2,665,000	2,665,000
Quoize, Inc. Project,
Series 1996, AMT,
LOC: Bank of New York
3.730% 05/01/16(a)	3,775,000	3,775,000
Rock Tennessee Converting Co.,
Series 2002, AMT,
LOC: SunTrust Bank
3.700% 04/01/32(a)	2,500,000	2,500,000
Sargent Metal Fabricators,
Series 2002, AMT,
LOC: Branch Banking & Trust
3.730% 11/01/22(a)	3,185,000	3,185,000
SoPakCo., Inc.,
Series 2006, AMT,
LOC: Regions Bank
3.650% 02/01/16(a)	7,240,000	7,240,000
Southeastern Fly Ash Co.,
Series 2000, AMT,
LOC: Wachovia Bank N.A.
3.690% 01/01/14(a)	7,300,000	7,300,000
Vista Hotel Partners LLC,
Series 2005, AMT,
LOC: SunTrust Bank
3.650% 12/01/35(a)	13,500,000	13,500,000
SC Kershaw County Industrial Development Revenue
DeRoyal Textiles, Inc.,
Series 1994,
LOC: SunTrust Bank of Nashville

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
3.650% 12/01/07(a)	705,000	705,000
SOUTH CAROLINA TOTAL		107,110,000
SOUTH DAKOTA – 0.4%
SD Economic Development Financing Authority Industrial Development Revenue
Lomar Development Co. Project,
Series1996 B, AMT,
LOC: U.S. Bank N.A.
3.840% 08/01/08(a)	100,000	100,000
SD Housing Development Authority
Series 2003, AMT,
LOC: Landesbank Hessen-Thuringen
3.630% 05/01/34(a)	5,000,000	5,000,000
Single Family Mortgage Revenue,
Series 2006, AMT:
LIQ FAC: Landesbank Hessen-Thuringen
3.730% 05/01/45(a)	11,180,000	11,180,000
LOC: Merrill Lynch Capital Services
3.820% 05/01/45(a)	1,385,000	1,385,000
SD Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: BNP Paribas
3.670% 11/01/26(a)	11,095,000	11,095,000
SOUTH DAKOTA TOTAL		28,760,000
TENNESSEE – 1.6%
TN Brownsville Industrial Development Board Industrial Development Revenue
Dynametal Technologies, Inc.,
Series 1997, AMT,
LOC: Union Planters Bank
4.000% 06/01/12(a)	3,255,000	3,255,000
TN Franklin County Industrial Development Board Revenue
Zanini Tennessee, Inc.,
Series 2005 A, AMT,
LOC: Regions Bank
3.730% 12/01/20(a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board Revenue
Packaging Services, Inc.,
Series 2003, AMT,
LOC: SunTrust Bank
3.700% 05/01/18(a)	2,200,000	2,200,000
TN Jefferson City Industrial Development Board Revenue
Nashua Corp.,
Series 2004 B, AMT,
LOC: LaSalle Bank N.A.
3.680% 12/01/24(a)	2,800,000	2,800,000
TN Knox County First Utility District Water & Sewer Revenue
Series 2003,
LOC: AmSouth Bank
3.630% 12/01/10(a)	5,630,000	5,630,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
TN Knox County Health, Educational & Housing Facilities Board
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 05/01/37(a)	6,240,000	6,240,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
3.680% 12/01/35(a)	3,250,000	3,250,000
Alco Greenbriar Partners,
Series 2006 A, AMT,
LOC: Regions Bank
3.660% 11/01/36(a)	6,730,000	6,730,000
Alco Knollcrest Partners,
Series 2005 A, AMT,
LOC: AmSouth Bank
3.680% 12/01/35(a)	2,225,000	2,225,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 12/01/43(a)	7,695,000	7,695,000
Springdale Creek Apartments Project,
Series 2003 A, AMT,
LOC: First Tennessee Bank
3.800% 01/01/35(a)	5,350,000	5,350,000
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board:
Series 2006 A, AMT,
LOC: U.S. Bank N.A.
3.650% 12/01/41(a)	10,000,000	10,000,000
Wedgewood Towers LP,
Series 2004 A, AMT,
LOC: AmSouth Bank
3.740% 06/01/34(a)	1,000,000	1,000,000
Series 2002,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.860% 10/01/19(a)	2,390,000	2,390,000
TN Metropolitan Nashville Airport Authority
Embraer Aircraft Services, Inc.,
Series 2005, AMT,
LOC: Regions Bank
3.730% 04/01/30(a)	3,815,000	3,815,000
Series 2003, AMT,
LOC: SunTrust Bank
3.650% 07/01/12(a)	1,080,000	1,080,000
Series 2006, AMT,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.660% 07/01/26(a)	8,285,000	8,285,000
TN Monroe County Industrial Development Board
Series 2006, AMT,
LOC: SunTrust Bank

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
3.650% 01/01/21(a)	7,500,000	7,500,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co.,
LIQ FAC: JPMorgan Chase & Co.
3.680% 06/01/08(a)	33,235,000	33,235,000
TN Shelby County Health Educational & Housing Facilities Board
Multi-Family Housing Revenue,
Spring Creek Apartments,
Series 1995, AMT,
LOC: First Tennessee Bank
3.800% 12/01/20(a)	2,700,000	2,700,000
TN Sullivan County Industrial Development Board
Series 1990, AMT,
LOC: Northern Trust
3.700% 07/01/10(a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
Marine Masters Trailers,
Series 2002, AMT,
LOC: AmSouth Bank
3.680% 10/01/17(a)	2,100,000	2,100,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004, AMT,
LOC: SunTrust Bank
3.650% 12/01/14(a)	2,600,000	2,600,000
TENNESSEE TOTAL		126,080,000
TEXAS – 11.6%
TX Bell County Industrial Development Corp.
Industrial Development Revenue,
Metal Sales Manufacturing Corp. Project,
Series 1998, AMT,
LOC: Firstar Bank N.A.
3.900% 08/01/08(a)	300,000	300,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue,
Perrin Park Apartment Project,
Series 1996,
LOC: Northern Trust Co.
3.730% 06/01/28(a)	10,375,000	10,375,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 03/01/34(a)	10,730,000	10,730,000
TX Brazos Harbor Industrial Development Corp.
American Rice, Inc.,
Series 2007 B, AMT,
LOC: HSBC Bank USA N.A.
3.700% 05/01/37(a)	15,000,000	15,000,000
TX Brownsville Utility System

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
3.550% 12/10/07	7,500,000	7,500,000
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc.,
Series 2001, AMT,
LOC: JPMorgan Chase Bank
3.730% 05/01/16(a)	11,860,000	11,860,000
TX Dallas Fort Worth International Airport Revenue
Flight Safety Project,
Series 1999, AMT,
3.660% 07/01/32(b)	24,580,000	24,580,000
Series 2003, AMT,
3.780% 05/01/11(b)	9,840,000	9,840,000
Series 2005, AMT,
Insured: FGIC,
LIQ FAC: Svenska Handelsbanken
3.790% 11/01/19(a)	30,665,000	30,665,000
TX Dallas Housing Finance Corp.
Multi-Family Housing Revenue,
The Masters Apartments Project,
Series 2004, AMT,
Guarantor: FNMA
3.650% 07/15/37(b)	7,680,000	7,680,000
Multi-Family Revenue,
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 02/01/37(a)	13,365,000	13,365,000
TX Department of Housing & Community Affairs
Series 2005,
LIQ FAC: Merrill Lynch Capital Services
4.180% 03/01/36(a)	10,805,000	10,805,000
Series 2006 H, AMT,
SPA: DEPFA Bank PLC
3.680% 09/01/37(a)	18,000,000	18,000,000
Series 2006, AMT,
Guarantor: FNMA,
SPA: Merrill Lynch Capital Services
3.780% 12/01/38(a)	13,650,000	13,650,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 12/01/36(a)	11,250,000	11,250,000
St. Augustine Estate Apartments,
Series 2005, AMT,
LOC: JPMorgan Chase Bank
3.650% 09/15/38(a)	7,650,000	7,650,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
LIQ FAC: Deutsche Bank AG
3.700% 08/01/23(a)	6,885,000	6,885,000
TX East Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
3.780% 11/01/36(a)	12,315,000	12,315,000
TX Greater East Higher Education Authority
LoanStar Assets Partners,
Series 1992 B, AMT,
LOC: State Street Bank & Trust Co.
3.680% 05/01/42(a)	30,200,000	30,200,000
TX Gulf Coast Industrial Development Authority
Amoco Oil Co.,
Series 1993, AMT,
3.700% 04/01/28(b)	1,280,000	1,280,000
Citgo Petroleum Corp.,
Series 2004, AMT,
LOC: Caylon Bank
3.700% 10/01/32(a)	3,300,000	3,300,000
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional,
Series 1992,
LOC: JP Morgan Chase Bank
3.850% 04/01/17(a)	2,150,000	2,150,000
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.640% 10/01/29(a)	13,760,000	13,760,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Series 1998, AMT,
Guarantor: FNMA,
LIQ FAC: FNMA
3.700% 06/01/30(a)	10,920,000	10,920,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products:
3.780% 05/01/36(a)	5,830,000	5,830,000
3.780% 08/01/36(a)	7,130,000	7,130,000
3.780% 02/01/37(a)	12,450,000	12,450,000
3.780% 11/01/40(a)	14,850,000	14,850,000
TX Harris County Industrial Development Corp.
Industrial Development Revenue,
Series 2000, AMT,
LOC: Bank One Oklahoma N.A.
3.760% 04/01/08(a)	3,000,000	3,000,000
TX Houston Airport Systems Revenue
Series 2007, AMT,
Insured: FSA,
LIQ FAC: Goldman Sachs
3.670% 07/01/23(a)	7,500,000	7,500,000
TX Houston Housing Financial Corp.
Series 2004, AMT,
Guarantor: FNMA
3.650% 04/15/37(b)	3,500,000	3,500,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
TX Mansfield Industrial Development Corporation Revenue
Texas, Inc. Project,
Series 1986, AMT,
LOC: Bank One Texas N.A.
3.650% 11/01/26(a)	5,100,000	5,100,000
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP,
Series 2005, AMT,
LOC: Citibank N.A.
3.660% 02/01/38(a)	7,500,000	7,500,000
TX Municipal Gas Acquisition & Supply Corp. I
Series 2007,
LIQ FAC: Morgan Stanley
3.780% 12/15/17(a)	170,800,000	170,800,000
TX North Texas Higher Education Authority
Series 2003 A-1, AMT,
LOC: DEPFA Bank PLC
3.680% 10/01/37(a)	10,000,000	10,000,000
Series 2003 A-2, AMT,
LOC: DEPFA Bank PLC
3.680% 04/01/10(a)	12,750,000	12,750,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products:
3.780% 05/01/35(a)	6,200,000	6,200,000
3.780% 05/01/36(a)	5,445,000	5,445,000
TX Panhandle-Plains Higher Education Authority, Inc.
Series 1992 A, AMT,
Insured: MBIA
3.660% 06/01/21(b)	26,500,000	26,500,000
TX San Antonio Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products
3.780% 08/01/39(a)	9,675,000	9,675,000
TX State
Series 1996 A, AMT,
LIQ FAC: Dexia Credit Local
3.630% 12/01/36(a)	26,355,000	26,355,000
Series 2004 A, AMT,
SPA: State Street Bank & Trust Co.
3.730% 12/01/34(a)	44,820,000	44,820,000
Series 2007 A, AMT,
SPA: DEPFA Bank PLC
3.650% 06/01/37(a)	20,000,000	20,000,000
Series 2007,
4.500% 08/28/08	180,000,000	181,015,004
Veterans Housing Assist Project,
Series 2003, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
SPA: Landesbank Hessen-Thurigen
3.650% 06/01/34(a)	24,000,000	24,000,000
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue,
Rosemont at Old Manor Apartments,
Series 2004, AMT,
Guarantor: FNMA
3.650% 08/15/37(b)	6,700,000	6,700,000
TX Waco Health Facilities Development Corp.
Series 2007,
Insured: MBIA,
LIQ FAC: Svenska Handelsbanken
3.640% 08/01/31(a)	9,995,000	9,995,000
TEXAS TOTAL		905,175,004
UTAH – 3.3%
UT Board Regents Student Loan Revenue
Series 1997 R, AMT,
Insured: AMBAC,
LOC: DEPFA Bank PLC
3.680% 11/01/31(a)	6,355,000	6,355,000
Series 2007 Y, AMT,
Insured: AMBAC,
SPA: Wells Fargo Bank N.A.
3.750% 11/01/42(a)	79,670,000	79,670,000
UT Housing Corp.
Multi-Family Revenue,
BP-UT 2 LLC,
Series 2004 A, AMT,
LOC: Citibank N.A.
3.670% 07/01/35(a)	9,000,000	9,000,000
Single Family Mortgage Revenue:
Series 2001 B, AMT,
3.720% 07/01/32(b)	12,730,000	12,730,000
Series 2004 C-I, AMT,
LIQ FAC: Bayerische Landesbank
3.720% 07/01/35(a)	11,975,000	11,975,000
Series 2004 F, AMT,
LIQ FAC: Bayerische Landesbank
3.720% 01/01/36(a)	16,560,000	16,560,000
Series 2004 G-I, AMT,
LIQ FAC: Bayerische Landesbank
3.720% 01/01/36(a)	12,660,000	12,660,000
Series 2005 B, AMT,
LIQ FAC: Bayerische Landesbank
3.720% 07/01/36(a)	14,400,000	14,400,000
Series 2005 C, AMT,
GIC: Transamerica Occidental Life Insurance Co.,
SPA: DEPFA Bank PLC
3.720% 07/01/36(a)	10,080,000	10,080,000
Series 2007 A, AMT,
LIQ FAC: DEPFA Bank PLC
3.720% 07/01/38(a)	12,000,000	12,000,000
UT Housing Finance Agency
Series 2001 A-2, AMT,
SPA: Bayerische Landesbank

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTAH – (continued)
3.720% 07/01/32(a)	11,245,000	11,245,000
UT Intermountain Power Agency
Series 1985 F,
Insured: AMBAC,
SPA: Morgan Stanley
3.400% 07/01/18(a)	33,000,000	33,000,000
UT Salt Lake City Industrial Development Revenue
Spring Air Project,
Series 2003, AMT,
3.730% 07/01/23(b)	2,500,000	2,500,000
UT Tooele City Industrial Development Revenue
Conestoga Wood Specialists,
Series 2007, AMT,
LOC: Wachovia Bank N.A.
3.710% 04/01/27(a)	10,000,000	10,000,000
Encon Utah Project,
Series 2002 A, AMT,
LOC: U.S. Bank N.A.
3.740% 10/01/22(a)	3,100,000	3,100,000
UT Water Finance Agency Revenue
Series 2005 A-14,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.660% 10/01/35(a)	8,100,000	8,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp.,
Series 1994 A, AMT,
LOC: PNC Bank
3.760% 04/01/14(a)	5,000,000	5,000,000
UTAH TOTAL		258,375,000
VERMONT – 0.6%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT,
LOC: KeyBank N.A.
3.720% 12/01/20(a)	1,125,000	1,125,000
VT Housing Finance Agency
Series 2005 23, AMT,
Insured: FSA,
SPA: DEPFA Bank PLC
3.680% 11/01/34(a)	14,300,000	14,300,000
Series 2006, AMT,
Insured: FSA,
LIQ FAC: JPMorgan Chase Bank
3.700% 11/01/09(a)	4,430,000	4,430,000
Series 2007 C, AMT,
Insured: FSA,
SPA: Dexia Credit Local
3.680% 11/01/37(a)	16,500,000	16,500,000
VT Industrial Development Authority
Ryegate Wood Energy Company,

	Par ($)	Value ($)
Municipal Bonds – (continued)
VERMONT – (continued)
Series 1990, AMT,
LOC: ABN AMRO Bank N.V.
3.670% 12/01/15(a)	10,600,000	10,600,000
VERMONT TOTAL		46,955,000
VIRGINIA – 1.0%
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp.,
Series 2005, AMT,
LOC: Wachovia Bank N.A.
3.690% 12/01/14(a)	11,880,000	11,880,000
VA Fredericksburg Industrial Development Authority Multi-Family Housing Revenue
Forest Village Apartments Project,
Series 2001 A-1, AMT,
LOC: SunTrust Bank
3.650% 01/01/33(a)	4,500,000	4,500,000
VA Lehman Municipal Trust Receipts
Series 2007, AMT,
LIQ FAC: Lehman Liquidity Co.
3.790% 10/01/35(a)	21,500,000	21,500,000
VA Port Authority Facility Revenue
Series 2006 A, AMT,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.780% 07/01/36(a)	5,940,000	5,940,000
VA Prince William County Industrial Development Revenue
Dale Scott Corp. Project,
Series 2001, AMT,
LOC: First Union National Bank
3.690% 12/01/21(a)	7,950,000	7,950,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
SPA: Merrill Lynch Capital Services
3.720% 01/01/36(a)	22,390,000	22,390,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue,
Second Development LLC Project,
Series 2003, AMT,
LOC: Wells Fargo Bank N.A.
3.730% 08/01/19(a)	3,250,000	3,250,000
VIRGINIA TOTAL		77,410,000
WASHINGTON – 2.0%
WA Economic Development Finance Authority
Four Corners Capital LLC,
Series 2005 G, AMT,
LOC: General Electric Capital Corp.
3.660% 01/01/26(a)(c)	7,155,000	7,155,000
RMI Investors LLC,
Series 2001, AMT,
LOC: Wells Fargo Bank N.A.
3.680% 08/01/26(a)	3,435,000	3,435,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA Energy Northwest Electric Revenue
Series 2003 D2,
Insured: MBIA,
SPA: Dexia Credit Local
3.560% 07/01/18(a)	29,245,000	29,245,000
WA Housing Finance Commission
Multi-Family Housing Revenue:
Pacific Inn Apartments Project,
Series 1996 A, AMT,
LOC: US Bank N.A.
3.740% 05/01/28(a)	1,350,000	1,350,000
Sherwood Springs Apartments Project,
Series 1997 A, AMT,
LOC: US Bank N.A.
3.740% 09/01/27(a)	2,000,000	2,000,000
Sisters of Providence Project,
Series 1995, AMT,
LOC US Bank N.A.
3.740% 12/01/15(a)	1,715,000	1,715,000
Multi-Family Revenue:
Lake City Senior Housing Associates,
Series 2006, AMT,
Insured: FHLMC
3.650% 07/01/39(b)	4,000,000	4,000,000
The Seasons I LLC,
Series 2006, AMT,
Guarantor: FNMA
3.690% 12/15/40(b)	14,700,000	14,700,000
Series 2007 5-A, AMT,
GIC: Bayerische Landesbank
3.650% 10/01/08	22,500,000	22,500,000
WA Pierce County Economic Development
McFarland Cascade Project,
Series 1996, AMT,
LOC: US Bank N.A.
3.740% 12/01/17(a)	2,000,000	2,000,000
WA Port Bellingham Industrial Development Corp.
BP PLC,
Series 2007, AMT,
3.700% 07/01/41(b)	26,000,000	26,000,000
BP West Coast Products LLC,
Series 2006, AMT,
3.700% 07/01/40(b)	6,800,000	6,800,000
WA Seattle Housing Authority Revenue
Rainier Vista Project, Phase I,
Series 2003, AMT,
LOC: KeyBank N.A.
3.730% 12/01/36(a)	5,175,000	5,175,000
Series 2007, AMT,
LOC: KeyBank N.A.
3.680% 03/01/39(a)	11,500,000	11,500,000
WA State
Series 2007,
Insured: MBIA,
LIQ FAC: Citigroup Financial Products

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
3.660% 07/01/32(a)	15,000,000	15,000,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT,
LOC: KeyBank N.A.
3.720% 04/01/18(a)	4,415,000	4,415,000
WASHINGTON TOTAL		156,990,000
WEST VIRGINIA – 0.9%
WV Beckley Revenue Refunding
Beckley Water Co.,
Series 2003, AMT,
LOC: Bank One West Virginia
3.730% 10/01/16(a)	6,455,000	6,455,000
WV Marion County Commission Solid Waste Disposal Revenue
American Bituminous Power,
Series 1990, AMT,
LOC: Deutsche Bank A.G.
3.650% 10/01/17(a)	13,300,000	13,300,000
Grantown Project,
Series 1990 C, AMT,
LOC: National Westminster
3.700% 10/01/17(a)	1,000,000	1,000,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc.,
Series 1999, AMT,
LOC: PNC Bank N.A.
3.690% 12/01/19(a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
FMC Corp.,
Series 1991, AMT,
LOC: Wachovia Bank N.A.
3.760% 05/01/21(a)	1,530,000	1,530,000
Toyota Motor Credit Corp.,
Series 1998 A, AMT,
3.650% 06/01/28(b)	40,000,000	40,000,000
WEST VIRGINIA TOTAL		69,340,000
WISCONSIN – 0.7%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC,
Series 1998, AMT,
LOC: Fifth Third Bank N.A.
3.690% 12/01/18(a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank
3.690% 04/01/33(a)	1,200,000	1,200,000
WI Housing & Economic Development Authority
Series 2003 A, AMT,
SPA: FHLB

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
3.630% 03/01/29(a)	10,400,000	10,400,000
Series 2003 C, AMT,
SPA: WestLB AG
3.640% 09/01/33(a)	13,020,000	13,020,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC
3.700% 09/01/37(a)	2,900,000	2,900,000
Single Family Revenue,
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services
3.700% 04/01/46(a)	8,325,000	8,325,000
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc.,
Series 1994, AMT,
LOC: JPMorgan Chase Bank
4.050% 12/01/09(a)	525,000	525,000
WI Menomonee Falls Industrial Development Revenue
Series 1994, AMT,
LOC: Bank One Milwaukee N.A.
3.900% 09/01/14(a)	2,190,000	2,190,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT,
LOC: LaSalle Bank N.A.
3.660% 12/01/44(a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.840% 11/01/12(a)	850,000	850,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc.,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.730% 08/01/20(a)	700,000	700,000
WI Pewaukee Industrial Development
Gunner Press & Finishing,
Series 2000, AMT,
LOC: Bank One Wisconsin
3.900% 09/01/20(a)	1,690,000	1,690,000
Mixer Systems, Inc.,
Series 2000, AMT,
LOC: JPMorgan Chase & Co.
3.900% 09/01/20(a)	1,650,000	1,650,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc.,
Series 2004, AMT,
LOC: U.S. Bank N.A.
3.710% 09/01/29(a)	1,440,000	1,440,000

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
WI Sheboygan Industrial Development Revenue
SBCO Foods of Wisconsin,
Series 2002, AMT,
LOC: National Bank & Trust
3.900% 08/01/12(a)	2,070,000	2,070,000
WI Whitewater Industrial Development Revenue
Husco International, Inc.,
Series 1997, AMT,
LOC: LaSalle Bank
3.690% 12/01/12(a)	3,500,000	3,500,000
WISCONSIN TOTAL		53,460,000
WYOMING – 0.6%
WY Campbell County Industrial Development Revenue
Two Elk Generation Partners,
Series 2007, AMT,
3.650% 11/01/37(b)	22,000,000	22,000,000
WY Community Development Authority
Series 2007, AMT
LIQ FAC: Lloyds TSB Bank PLC,
GIC: Citigroup Financial Products
3.700% 02/01/10(a)	14,995,000	14,995,000
WY Sweetwater County Environmental Improvement Revenue
Series 2007, AMT,
LOC: Rabobank Nederland
3.650% 07/01/26(a)	10,000,000	10,000,000
WYOMING TOTAL		46,995,000

Total Municipal Bonds (cost of $7,541,496,062)		7,541,496,062
U.S. Government & Agency Obligations – 1.2%
Federal Home Loan Mortgage Corp.
3.780% 02/15/35(b)	10,610,623	10,610,623
3.780% 08/15/45(b)	39,035,955	39,035,955
3.780% 01/15/47(b)	43,400,651	43,400,651
U.S. GOVERNMENT AGENCIES TOTAL		93,047,229

Total Government & Agency Obligations (cost of $93,047,229)		93,047,229
Short-Term Obligations – 4.5%
VARIABLE RATE DEMAND NOTES – 4.5%
Munimae TE Bond Subsidiary LLC
4.180% 11/15/27(b)	86,425,000	86,425,000
Puttable Floating Option Tax-Exempt Receipts
Series 2005,
LIQ FAC: Merrill Lynch Capital Services
3.780% 09/01/31(a)	6,455,000	6,455,000
Series 2006 A,

SPA: Merrill Lynch Capital Services
3.780% 10/01/37(a)	14,545,000	14,545,000
Series 2007, AMT:
LIQ FAC: Landesbank Hessen-Thurigen
3.730% 04/01/46(a)	9,445,000	9,445,000
LIQ FAC: Merrill Lynch Capital Services:
3.780% 08/15/18(a)	20,030,000	20,030,000
3.790% 11/01/18(a)	15,105,000	15,105,000
SPA: Merrill Lynch Capital Services
3.790% 06/01/32(a)	8,755,000	8,755,000
Series 2007,
LIQ FAC: Merrill Lynch Capital Services
3.980% 09/15/37(a)	67,960,000	67,960,000
TEBS Tax Exempt Multi-Family Housing Certificates
AMT,
4.180% 07/10/19(b)	124,705,000	124,705,000
VARIABLE RATE DEMAND NOTES TOTAL		353,425,000

Total Short-Term Obligations (cost of $353,425,000)		353,425,000

Total Investments – 102.3% (cost of $7,987,968,291)(d)		7,987,968,291

Other Assets & Liabilities, Net – (2.3)%		(176,348,402)

Net Assets – 100.0%		7,811,619,889

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

**	Rounds to less than 0.01%.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt form registration, normally to qualified institutional buyers. At November 30, 2007, these securities, which are not illiquid, amounted to $13,450,000, which represents 0.2% of net assets.

(d)	Cost for federal income tax purposes is $7,987,968,291.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia New York Tax-Exempt Reserves

	Par ($)	Value ($)*
Municipal Bonds – 99.5%
NEW YORK – 91.3%
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc.,
Series 2001 A,
LOC: First Niagara Commercial Bank,
LOC: KeyBank N.A
3.610% 03/01/31(a)	6,760,000	6,760,000
NY Allegany County Industrial Development Agency
Series 2004 A,
LOC: KeyBank N.A.
3.650% 04/01/29(a)	4,665,000	4,665,000
NY Battery Park City Authority
Series 2003,
LIQ FAC: Citigroup Global Markets
3.660% 11/01/21(b)	5,215,000	5,215,000
NY BB&T Municipal Trust
Series 2007,
Insured: MBIA,
LIQ FAC: Branch Banking & Trust
3.630% 06/15/33(b)	10,840,000	10,840,000
NY Bethlehem Industrial Development Agency
467 Delaware Avenue LLC,
Series 2003 A, AMT,
LOC: Hudson River Bank & Trust Co.,
LOC: FHLB
3.660% 09/01/33(a)	10,690,000	10,690,000
NY Broome County Industrial Development Agency
James Johnston Memorial Nursing Home,
Series 2003,
LOC: Sovereign Bank FSB,
LOC: Bank of New York
3.600% 02/01/29(a)	1,845,000	1,845,000
NY Chenango County Industrial Development Agency
Grace View Manor Nursing,
Series 2003,
LOC: Sovereign Bank FSB,
LOC: Bank of New York
3.600% 02/01/29(a)	2,710,000	2,710,000
NY Dormitory Authority
Series 2006,
Insured: FHA,
SPA: Merrill Lynch Capital Services
3.700% 08/15/25(a)	12,100,000	12,100,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A,
LOC: Bank of New York
3.580% 07/01/35(a)	8,610,000	8,610,000
Series 1999 A,
LOC: Bank of New York
3.580% 07/01/28(a)	100,000	100,000

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002,
LOC: Citibank N.A.
3.590% 11/01/22(a)	4,235,000	4,235,000
NY East Rochester Housing Authority Revenue
Series 2006 A,
LOC: Citizens Bank N.A.
3.560% 12/01/36(a)	5,900,000	5,900,000
NY Energy Research & Development Authority
Long Island Lighting Co.,
Series 1997 A, AMT,
LOC: Royal Bank of Scotland
3.580% 12/01/27(a)	7,400,000	7,400,000
NY Environmental Facilities Corp.
Waste Management of New York LLC,
Series 2002 B, AMT,
LOC: JPMorgan Chase Bank
3.630% 05/01/19(a)	8,155,000	8,155,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc.,
Series 2006 B,
LOC: Sovereign Bank FSB,
LOC: Citizens Bank of Rhode Island
3.560% 11/15/36(a)	12,000,000	12,000,000
Series 1996,
LOC: KeyBank of New York
3.650% 11/01/16(a)	675,000	675,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C,
LOC: Wachovia Bank N.A.
3.590% 06/01/11(a)	15,560,000	15,560,000
NY GS Pool Trust
Series 2006, AMT,
LIQ FAC: Goldman Sachs
3.680% 12/01/47(b)	6,620,305	6,620,305
NY Hempstead Town Industrial Development Agency
American REF-Fuel Co.,
Series 1997,
Insured: MBIA
5.000% 12/01/07	5,925,000	5,925,398
NY Herkimer County Industrial Development Agency
Templeton Foundation,
Series 2000,
LOC: KeyBank N.A.
3.650% 12/01/14(a)	1,905,000	1,905,000
NY Housing Finance Agency
42/9 Residential LLC,

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
Series 2003 A, AMT,
Guarantor: FNMA
3.680% 11/15/33(b)	3,225,000	3,225,000
BPC Green LLC,
Series 2003 A,
LOC: Landesbank Hessen-Thuringen
3.520% 11/01/36(a)	2,615,000	2,615,000
River Place II LLC,
Series 2007 A, AMT,
LOC: Bank of New York
3.630% 11/01/41(a)	5,000,000	5,000,000
NY Metropolitan Transportation Authority
Series 2003 A,
Insured: MBIA,
SPA: Citibank N.A.
3.660% 11/15/28(a)	2,700,000	2,700,000
Series 2004 A-3,
Insured: XLCA,
SPA: DEPFA Bank PLC
3.550% 11/01/34(a)	9,580,000	9,580,000
Series 2005 G-2,
LOC: BNP Paribas
3.580% 11/01/26(a)	8,425,000	8,425,000
Series 2006,
LIQ FAC: Morgan Stanley
3.740% 11/15/31(a)	8,075,000	8,075,000
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006,
LOC: KeyBank N.A.
3.580% 06/01/26(a)	6,695,000	6,695,000
Series 1998,
LOC: KeyBank N.A.
3.650% 08/01/18(a)	3,110,000	3,110,000
St. Ann’s Nursing Home Co., Inc.,
Series 2000,
LOC: HSBC Bank USA
3.530% 07/01/30(a)	2,900,000	2,900,000
St. Ann’s Nursing Home for the Aged,
Series 2000,
LOC: HSBC Bank USA
3.530% 07/01/30(a)	395,000	395,000
NY Nassau County Tobacco Settlement Corp.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.030% 06/01/46(a)	5,000,000	5,000,000
NY New Rochelle Municipal Housing Authority
Multi-Family Housing Mortgage Revenue,
New Rochelle Sound Shore,
Series 2005 A,
Guarantor: FNMA
3.500% 12/15/35(b)	1,370,000	1,370,000
NY New York City Housing Development Corp.
Multi-Family Housing,

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
96th Street Associates LP,
Series 1997 A,
Guarantor: FNMA
3.540% 11/15/19(b)	6,050,000	6,050,000
NY New York City Industrial Development Agency
Abigail Press, Inc.,
Series 2002, AMT,
LOC: JPMorgan Chase Bank
3.850% 12/01/18(a)	300	300
Allen-Stevenson School,
Series 2004,
LOC: Allied Irish Bank PLC
3.610% 12/01/34(a)	970,000	970,000
Korean Airlines Co.,
Series 1997 A, AMT,
LOC: HSBC Bank USA
3.590% 11/01/24(a)	7,280,000	7,280,000
NY New York City Municipal Water Finance Authority
Series 2007,
Insured: MBIA,
LIQ FAC: Citigroup Financial Products
3.650% 06/15/28(b)	2,610,000	2,610,000
NY New York City Transitional Finance Authority
Series 2007 Class A,
Insured: FGIC,
LIQ FAC: Landesbank Hessen-Thuringen
3.670% 01/15/37(b)	9,000,000	9,000,000
NY New York City
Series 2004 C-3,
Insured: CIFG,
SPA: DEPFA Bank PLC:
3.530% 02/15/16(a)	7,000,000	7,000,000
3.560% 08/15/29(a)	23,775,000	23,775,000
NY Onondaga County Industrial Development Agency
General Super Plating Co., Inc.,
Series 2005, AMT,
LOC: Citizens Bank
3.720% 04/01/25(a)	2,065,000	2,065,000
NY Port Authority of New York & New Jersey
Series 2003, AMT,
Insured: AMBAC,
LIQ FAC: Citibank N.A.
3.730% 12/15/32(b)	220,000	220,000
NY Power Authority
3.430% 12/06/07	12,966,000	12,966,000
Series 1985,
LIQ FAC: Bank of Nova Scotia
3.640% 03/01/16(b)	3,000,000	3,000,000
Series 2007,
Insured: MBIA,
LIQ FAC: Citigroup Financial Products

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
3.650% 11/15/47(b)	4,950,000	4,950,000
NY Riverhead Industrial Development Authority
Central Suffolk Hospital,
Series 2006 A,
LOC: HSBC Bank USA N.A.
3.570% 07/01/31(a)	8,005,000	8,005,000
NY Rockland County
Series 2007,
4.000% 12/20/07	10,000,000	10,001,558
NY Roosevelt Union Free School District
Series 2007 A,
4.400% 08/01/08	8,000,000	8,040,430
NY St. Lawrence County Industrial Development Agency
Claxton-Hepburn Medical Center,
Series 2006 C,
LOC: KeyBank N.A.
3.610% 12/01/31(a)	3,935,000	3,935,000
NY State Local Government Assistance Corporation
Series 1995 B,
LOC: Bank of Nova Scotia
3.550% 04/01/25(a)	3,000,000	3,000,000
NY Suffolk County Industrial Development Agency
The St. Francis Monastery,
Series 2006,
LOC: Sovereign Bank FSB
3.560% 12/01/36(a)	1,500,000	1,500,000
NY Syracuse Industrial Development Agency
Byrne Dairy, Inc.,
Series 1988, AMT,
LOC: Chase Manhattan Bank
3.900% 08/01/08(a)	3,900,000	3,900,000
Series 2007, AMT,
Insured: XLCA,
LIQ FAC: Morgan Stanley
3.700% 01/01/36(b)	5,000,000	5,000,000
NY Thruway Authority
Series 2005,
Insured: FSA,
LIQ FAC: Citigroup Global Markets
3.650% 01/01/24(b)	995,000	995,000
Series 2007,
Insured: FGIC,
LIQ FAC: BNP Paribas
3.670% 01/01/27(b)	2,100,000	2,100,000
NY Tobacco Settlement Financing Corp.
Series 2004 PT-972,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.640% 08/12/11(a)	8,995,000	8,995,000
NY Tompkins County Industrial Development Agency Revenue

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
Care Community Kendal Ithaca,
Series 2000,
LOC: Wachovia Bank N.A.
3.620% 06/01/25(a)	1,415,000	1,415,000
NY Westchester County Industrial Development
Westchester Jewish Project,
Series 1998,
LOC: Chase Manhattan Bank
3.850% 10/01/28(a)	900,000	900,000
Puttable Floating Option Tax-Exempt Receipts
Series 2007:
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.820% 12/01/25(b)	5,230,000	5,230,000
Insured: MBIA,
LIQ FAC: Dexia Credit Local
3.630% 03/15/24(b)	8,985,000	8,985,000
NEW YORK TOTAL		342,888,991
PUERTO RICO – 8.2%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 12/27/08(b)	10,000,000	10,000,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
Insured: AMBAC,
LIQ FAC: Dexia Credit Local
3.600% 07/01/41(b)	4,695,000	4,695,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2006,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.670% 07/01/24(a)	4,890,000	4,890,000
PR Commonwealth of Puerto Rico Municipal Securities Trust Certificates
Series 2000 Class A,
LIQ FAC: Bear Stearns Capital Markets
3.640% 07/05/09(b)(c)	6,000,000	6,000,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 09/03/09(b)	4,000,000	4,000,000
Series 2001,
Insured: FSA,
LIQ FAC: Bank of New York

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
PUERTO RICO – (continued)
3.590% 07/01/27(b)	1,030,000	1,030,000
PUERTO RICO TOTAL		30,615,000

Total Municipal Bonds (cost of $373,503,991)		373,503,991

Total Investments – 99.5% (cost of $373,503,991)(d)		373,503,991

Other Assets & Liabilities, Net – 0.5%		1,917,747

Net Assets – 100.0%		375,421,738

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, this security, which is not illiquid, amounted to $6,00,000, which represents 1.6% of net assets.

(d)	Cost for federal income tax purposes is $373,503,991.

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

7

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Prime Reserves

	Par ($)	Value ($)*
Corporate Bonds – 39.7%
AIG Matched Funding Corp.
5.324% 10/06/08(a)(b)	60,000,000	60,000,000
American Express Credit Corp.
4.788% 03/05/08(b)	25,000,000	25,000,000
Asscher Finance Corp.
5.500% 07/16/08(a)(c)	63,063,000	63,063,000
Axon Financial Funding LLC
4.580%04/25/08(a)(b)(c)(e)(g)	100,000,000	99,996,011
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
5.030% 08/01/24(d)	6,302,000	6,302,000
Bear Stearns Companies, Inc.
4.580% 01/09/08(b)	75,000,000	75,000,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
5.120% 03/01/26(d)	4,105,000	4,105,000
BF Ft. Myers, Inc.
LOC: Fifth Third Bank
4.870% 11/01/17(d)	11,015,000	11,015,000
BNP Paribas
5.664% 06/16/08(b)	25,000,000	25,000,000
Cheyne Finance LLC.
4.565%06/09/08(a)(b)(c)(e)(g)	90,000,000	89,989,224
4.815%01/25/08(a)(b)(c)(e)(g)	65,500,000	65,497,588
4.815%03/25/08(a)(b)(c)(e)(g)	50,000,000	49,996,197
Credit Agricole SA
5.141% 08/26/08(a)(b)	75,000,000	75,000,000
Cullinan Finance Corp.
4.570% 03/25/08(a)(b)(c)	100,000,000	99,990,625
Fifth Third Bancorp
4.793% 09/22/08(a)(b)	50,000,000	50,000,000
Franklin Avenue Associates LP
Insured: AMBAC
4.820% 01/01/23(a)(d)	12,390,000	12,390,000
Goldman Sachs Group, Inc.
4.712% 08/13/08(b)(g)	75,000,000	75,000,000
Grand Central, Inc.
LOC: U.S. Bank N.A.
4.850% 10/01/09(d)	1,395,000	1,395,000
HBOS Treasury Services PLC
4.786% 11/28/08(a)(b)	60,000,000	60,000,000
Issuer Entity LLC
5.039% 10/30/08(b)(g)(h)	42,891,702	42,891,702

1

	Par ($)	Value ($)
Corporate Bonds – (continued)
K2 (USA) LLC
4.580%08/01/08(a)(b)(c)(g)	50,000,000	49,990,000
Kingston Care Center of Sylvania
LOC: JPMorgan Chase Bank
4.980% 05/01/33(d)	11,425,000	11,425,000
L.E. Pope Building Co.
LOC: Wachovia Bank N.A.
5.180% 11/01/13(d)	7,415,000	7,415,000
Liberty Lighthouse Co. LLC
4.570% 02/12/08(a)(b)(c)(g)	100,000,000	99,996,108
LP Pinewood SPV LLC
LOC: Wachovia Bank N.A.
5.070% 02/01/18(d)	100,700,000	100,700,000
Merrill Lynch & Co., Inc.
4.826% 12/17/08(b)	47,500,000	47,500,000
Morgan Stanley
4.883% 12/26/08(b)	105,000,000	105,000,000
National Rural Utilities Cooperative Finance Corp.
4.726% 09/01/08(b)	81,500,000	81,500,000
Natixis NY
4.896% 09/08/08(a)(b)	125,000,000	125,000,000
Northern Rock PLC
4.708% 09/04/08(a)(b)	127,000,000	127,008,020
Red Lion Evangelical Association, Inc.
LOC: Wachovia Bank N.A.
5.170% 06/01/26(d)	2,250,000	2,250,000
RH Sheppard Co., Inc.
LOC: Wachovia Bank N.A.
5.070% 06/01/11(d)	17,220,000	17,220,000
SLM Corp.
4.750% 04/18/08(a)(b)(g)	100,000,000	99,992,486
Smith of Georgia LLC
LOC: Fifth Third Bank
4.870% 12/01/24(d)	10,860,000	10,860,000
Unicredito Italiano Bank Ireland
4.673% 09/12/08(a)(b)	100,000,000	100,000,000
4.685% 09/08/08(a)(b)	60,000,000	60,000,000
5.239% 08/08/08(a)(b)	100,000,000	100,000,000
Victoria Finance LLC
4.570% 03/17/08(a)(b)(c)(e)(g)	100,000,000	99,995,639
Wells Fargo & Co.
4.732% 12/12/08(a)(b)	85,000,000	85,000,000

2

	Par ($)	Value ($)
Corporate Bonds – (continued)
Westgate Investment Fund
LOC: Wells Fargo Bank N.A.
4.870% 02/01/12(d)	2,260,000	2,260,000
Westpac Banking Corp.
5.674% 07/11/08(a)(b)	35,250,000	35,250,000
White Pine Finance LLC
4.560% 05/15/08(a)(b)(c)(g)	75,000,000	74,990,645
4.560% 05/19/08(a)(b)(c)(g)	92,500,000	92,487,394

Total Corporate Bonds (cost of $2,527,471,639)		2,527,471,639
Commercial Paper – 21.5%
Cancara Asset Securitisation LLC
6.170% 12/14/07(a)(f)	50,000,000	49,888,597
Citigroup Funding, Inc.
5.210% 01/17/08(f)	50,000,000	49,659,903
CRC Funding LLC
5.030% 12/06/07(a)(f)	25,000,000	24,982,535
Curzon Funding LLC
5.150% 01/08/08(a)(f)	20,000,000	19,891,278
5.150% 01/16/08(a)(f)	4,500,000	4,470,387
FCAR Owner Trust I
5.190% 01/15/08(f)	120,000,000	119,221,500
FCAR Owner Trust II
5.190% 01/15/08(f)	10,000,000	9,935,125
Giro Balanced Funding Corp.
5.150% 12/03/07(a)(f)	250,000,000	249,928,472
Grampian Funding LLC
5.150% 01/22/08(a)(f)	37,000,000	36,724,761
5.190% 12/17/07(a)(f)	150,000,000	149,654,000
Lexington Parker Capital Corp.
5.050% 12/03/07(a)(f)	125,000,000	124,964,931
North Sea Funding LLC
5.500% 12/03/07(a)(f)	250,000,000	249,923,611
Scaldis Capital LLC
6.150% 12/14/07(a)(f)	70,500,000	70,343,431
Sheffield Receivables Corp.
6.150% 12/07/07(a)(f)	75,000,000	74,923,125
Versailles CDS LLC
5.100% 12/03/07(a)(f)	135,000,000	134,961,750

Total Commercial Paper (cost of $1,369,473,406)		1,369,473,406
Certificates of Deposit – 16.5%
Bank of Montreal
5.350% 12/05/07	90,000,000	90,000,000

3

	Par ($)	Value ($)
Certificates of Deposit – (continued)
Bank of Tokyo Mitsubishi Ltd. NY
4.950% 02/20/08	70,000,000	70,000,000
5.210% 01/15/08	75,000,000	75,000,000
Barclays Bank PLC NY
5.000% 02/19/08	145,000,000	145,000,000
Canadian Imperial Bank of Commerce NY
4.742% 03/17/08(b)	85,000,000	84,999,998
Chase Bank USA
5.170% 01/14/08	177,500,000	177,500,000
Credit Industriel et Commercial
5.365% 12/12/07	90,000,000	90,000,134
Credit Suisse NY
5.420% 01/16/08	59,000,000	59,000,000
Royal Bank of Canada NY
4.720% 12/09/08(b)	40,000,000	40,000,000
UBS AG/Stamford Branch
5.455% 02/19/08	80,000,000	80,000,000
Washington Mutual Bank/Henderson NV
5.239% 04/18/08(b)	139,000,000	139,015,197

Total Certificates of Deposit (cost of $1,050,515,329)		1,050,515,329
Municipal Bonds – 5.4%
FLORIDA – 2.1%
FL Hurricane Catastrophe Fund
Series 2006 B,
4.862% 12/12/08(b)	135,000,000	134,997,683
FLORIDA TOTAL		134,997,683
GEORGIA – 0.2%
GA Talbot County Development Authority Industrial Development Revenue
Junction City Mining Co.,
Series 2000,
LOC: Wachovia Bank N.A.
5.180% 03/01/13(d)	9,255,000	9,255,000
TOTAL GEORGIA		9,255,000
IDAHO – 0.1%
ID Boise City Urban Renewal Agency
Series 2004 B,
LOC: KeyBank N.A.
4.870% 03/01/13(d)	2,610,000	2,610,000
IDAHO TOTAL		2,610,000

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
LOUISIANA – 1.8%
LA New Orleans Pension Revenue
Series 2000,
Insured: AMBAC,
SPA: Bank One Louisiana
5.070% 09/01/30(d)	115,560,000	115,560,000
LOUISIANA TOTAL		115,560,000
MARYLAND – 0.5%
MD Baltimore Community Development Financing Corp.
Series 2000,
Insured: MBIA,
LIQ FAC: First Union National Bank
4.820% 08/15/30(d)	21,310,000	21,310,000
MD Health & Higher Educational Facilities Authority
Glen Meadows Retirement Community,
Series 1999 B,
LOC: Wachovia Bank N.A.
5.060% 07/01/29(d)	11,285,000	11,285,000
MARYLAND TOTAL		32,595,000
MINNESOTA – 0.0%
MN Eagan
Multi-Family Revenue,
Thomas Lake Housing Associates,
Series 2003 A-2,
Guarantor: FNMA
4.850% 03/15/33(d)	2,410,000	2,410,000
MINNESOTA TOTAL		2,410,000
MISSISSIPPI – 0.2%
MS Business Finance Corp.
Telepak, Inc.,
Series 2000,
LOC: First Union National Bank
5.070% 09/01/15(d)	15,000,000	15,000,000
MISSISSIPPI TOTAL		15,000,000
NEW MEXICO – 0.1%
NM Las Cruces Industrial Development Revenue
F & A Dairy Products, Inc.,
Series 2003,
LOC: Wells Fargo Bank N.A.
5.630% 12/01/23(d)	3,500,000	3,500,000
NEW MEXICO TOTAL		3,500,000
NEW YORK – 0.0%
NY New York City Housing Development Corp.
200 West 26 LLC,
Series 2002 A,
LOC: Bayerische Landesbank
4.800% 06/01/33(d)	1,170,000	1,170,000
NEW YORK TOTAL		1,170,000

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – 0.4%
TX State
Series 2004,
SPA: Dexia Credit Local
4.800% 12/01/24(d)	16,535,000	16,535,000
Series 2005,
SPA: Dexia Credit Local
4.800% 12/01/26(d)	10,438,000	10,438,000
TEXAS TOTAL		26,973,000
WASHINGTON – 0.0%
WA Meadow Springs Country Club
Series 2000,
LOC: U.S. Bank N.A.
4.850% 08/01/25(d)	2,335,000	2,335,000
WASHINGTON TOTAL		2,335,000

Total Municipal Bonds (cost of $346,405,683)		346,405,683
Funding Agreements – 2.3%
Genworth Life Insurance Co.
4.838% 12/05/08(b)(g)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
5.142% 05/29/08(b)(g)	68,000,000	68,000,000
New York Life Insurance
5.640% 07/01/08(b)(g)	50,000,000	50,000,000

Total Funding Agreements (cost of $143,000,000)		143,000,000
Asset-Backed Securities – 1.5%
Carlyle Loan Investment Ltd.
5.744% 04/15/08(a)(b)(c)	65,000,000	65,000,000
Paragon Mortgages PLC
4.642% 10/15/41(a)(b)	13,136,135	13,136,135
4.662% 01/15/39(a)(b)	18,255,306	18,255,306

Total Asset-Backed Securities (cost of $96,391,441)		96,391,441
Short-Term Obligations – 12.9%
Repurchase agreement with Barclays Capital, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by asset-backed securities with various maturities to 12/20/54, market value $154,500,001 (repurchase proceeds $150,059,844)	150,000,000	150,000,000
Repurchase agreement with Credit Suisse First Boston, dated 11/30/07, due on 12/03/07, at 4.780%, collateralized by corporate bonds with various maturities to 12/15/50, market value $257,503,191 (repurchase proceeds $250,099,583)	250,000,000	250,000,000

6

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due on 12/03/07, at 4.800%, collateralized by corporate bonds with various maturities to 05/01/42, market value $309,000,000 (repurchase proceeds $300,120,000)	300,000,000	300,000,000
Repurchase agreement with Lehman Brothers, dated 11/30/07, due on 12/03/07, at 4.788%, collateralized by commercial paper maturing 08/20/08, market value $122,360,000 (repurchased proceeds $120,005,863)	119,958,000	119,958,000

Total Short-Term Obligations (cost of $819,958,000)		819,958,000

Total Investments – 99.7% (cost of $6,353,215,498)(i)		6,353,215,498

Other Assets & Liabilities, Net – 0.3%		18,508,237

Net Assets – 100.0%		6,371,723,735

7

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

With respect to Columbia Cash Reserves, Columbia Money Market Reserves and Columbia Prime Reserves (the “Specified Funds”), NB Funding Company LLC (the “Support Provider”), an affiliate of Columbia Management Advisors, LLC (“CMA”), has entered into a Capital Support Agreement (the “Agreement”) with Columbia Funds Series Trust. The Agreement establishes the basis for the Support Provider to make a capital contribution to a Specified Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Specified Fund’s market-based net asset value (“NAV”) per share to fall below the Minimum NAV Per Share (as defined below). The amount the Support Provider could be required to contribute under the Agreement is presently limited to $189 million in the aggregate for the Specified Funds (the “Maximum Contribution Amount”). The contribution obligation under the Agreement is subject to certain allocation procedures and other conditions and restrictions. The obligation to make contributions under the Agreement terminates no later than December 13, 2008 or earlier upon the payment of the Maximum Contribution Amount. Each Specified Fund is required to sell any Covered Securities (as defined below) on the business day immediately prior to December 13, 2008; provided that a Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution. Bank of America Corporation has guaranteed to the Specified Funds the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

Subject to certain conditions, the Agreement requires the Support Provider to contribute cash in an amount necessary to prevent a Specified Loss (as defined below) from causing a Specified Fund’s market-based NAV per share to decline below specific levels set forth in the Agreement (the “Minimum NAV Per Share”). A “Specified Loss” is a loss arising from a disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a “Covered Security”) at less than its amortized cost. A Specified Fund may also consider amounts potentially contributable under the Agreement (a “Potential Future Contribution”) as an asset of the Specified Fund in calculating its market-based NAV. Until the disposition of a Covered Security, the amount of such Potential Future Contribution may increase, decrease or be eliminated on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of a Covered Security, or other factors, prior to the actual payment of the contribution by the Support Provider to the Specified Fund. The amount of such Potential Future Contribution and any actual contribution will be applied against the Maximum Contribution Amount.

As of November 30, 2007, Columbia Prime Reserves included a Potential Future Contribution in calculating its market-based NAV.

8

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities, which are not illiquid except for those in the following table, amounted to $3,162,681,256, which represents 49.6% of net assets.

	Acquisition	Acquisition
Security	Date	Cost
Axon Financial Funding LLC 4.580% 04/25/08	04/11/07	$100,000,000
Cheyne Finance LLC. 4.565% 06/09/08	05/09/07	90,000,000
Cheyne Finance LLC 4.815% 01/25/08	01/19/07	65,000,000
Cheyne Finance LLC. 4.815% 03/25/08	03/14/07	50,000,000
K2 (USA) LLC 4.580% 08/01/08	07/27/07	50,000,000
Liberty Lighthouse Co. LLC 4.570% 02/12/08	01/12/07	100,000,000
SLM Corp. 4.750% 04/18/08	04/20/07	100,000,000
Victoria Finance LLC 4.570% 03/17/08	03/06/07	100,000,000
White Pine Finance LLC 4.560% 05/15/08	05/03/07	75,000,000
White Pine Finance LLC 4.560% 05/19/08	05/09/07	92,500,000
		$822,500,000

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)	Security issued by a structured investment vehicle.

(d)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at  November 30, 2007.

(e)

Security is in default.

Structured investment vehicles (SIVs) have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs, although, based on available information, the substantial majority of the underlying collateral remains of high quality.  The value of the asset-backed securities, including SIVs, may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

On August 28, 2007, Cheyne Finance LLC (“Cheyne”), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an “enforcement event”. As a result of the enforcement event, on September 4, 2007, receivers (Receivers) of Cheyne were appointed. On October 17, 2007, the Receivers determined that Cheyne was insolvent. As a result of this determination, the Cheyne securities became immediately due and payable. The Cheyne securities are in default as a result of non-payment. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors of Cheyne Finance with respect to the Cheyne securities.

On November 21, 2007, Axon Financial Funding, LLC (“Axon”) experienced an “automatic liquidation event” as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay all senior liabilities of Axon. As a consequence of the automatic liquidation event, the medium term notes issued by Axon became immediately due and payable which caused Axon to be in default with respect to the medium term notes. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors of Axon with respect to the Axon medium term notes.

On January 18, 2008, Victoria Finance, a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. CMA, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes.

9

(f)	The rate shown represents the discount rate at the date of purchase.

(g)	Illiquid security. Illiquid securities, including those disclosed in note (a), amounted to $1,083,822,994, which represents 17.01% of the Fund’s net assets.

(h)	Security received in exchange for security of Ottimo Funding Ltd. on November 2, 2007.

(i)	Cost for federal income tax purposes is $6,353,215,498.

Acronym	Name

AMBAC	Ambac Assurance Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

10

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Tax-Exempt Reserves

	Par ($)	Value ($)*
Municipal Bonds – 98.9%
ALABAMA – 0.7%
AL Eclipse Funding Trust
Series 2006,
Insured: XLCA,
LIQ FAC: U.S. Bank N.A.
3.640% 08/01/32(a)	6,890,000	6,890,000
AL Foley Public Park & Recreation Board
YMCA of Mobile,
Series 2002,
LOC: Regions Bank
3.630% 10/01/22(a)	1,835,000	1,835,000
AL Fultondale
Series 2005 B,
LOC: Allied Irish Bank PLC
3.620% 11/01/33(a)	11,750,000	11,750,000
AL Scottsboro Solid Waste Disposal Authority
Series 2003,
LOC: Regions Bank
3.600% 11/01/18(a)	4,355,000	4,355,000
AL Tuscaloosa County Education Board
Series 2003,
LOC: Regions Bank
3.600% 02/01/16(a)	4,700,000	4,700,000
AL Vestavia Hills
Series 2007,
SPA: Bank of New York
3.610% 02/01/28(a)	14,570,000	14,570,000
ALABAMA TOTAL		44,100,000
ALASKA – 0.3%
AK Housing Finance Corp.
Series 2005-703,
Insured: FGIC,
LIQ FAC:JPMorgan Chase Bank
3.670% 12/01/12(a)	6,235,000	6,235,000
AK Morgan Keegan Municipal Products, Inc.
Series 2007 C-1,
SPA: Lloyds TSB Bank PLC,
GIC: Citigroup Financial Products
3.660% 02/01/19(a)	9,175,000	9,175,000
AK Valdez Marine Terminal Revenue
Bp Pipelines, Inc.,
Series 2003 C,
3.630% 07/01/37(b)	5,600,000	5,600,000
ALASKA TOTAL		21,010,000
ARIZONA – 0.5%
AZ Phoenix Civic Improvement Corp.
Series 2005,
Insured: MBIA
3.670% 07/01/24(a)	24,450,000	24,450,000

1

	Par ($)	Value ($)
Municipal Bonds – (continued)
ARIZONA – (continued)
AZ Pima County
Series 2007,
Insured: FGIC,
LIQ FAC: Wells Fargo Bank N.A.
3.640% 07/01/21(a)	5,350,000	5,350,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001,
LOC: Wells Fargo Bank N.A.
3.680% 12/01/21(a)	2,400,000	2,400,000
ARIZONA TOTAL		32,200,000
ARKANSAS – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985,
LOC: Bank of New York
3.640% 12/01/25(a)	6,300,000	6,300,000
ARKANSAS TOTAL		6,300,000
CALIFORNIA – 0.3%
CA Department of Water Resources
Power Supply Revenue:
Series 2005 G-13,
Insured: FGIC,
SPA: Morgan Stanley Bank
3.500% 05/01/18(a)	4,055,000	4,055,000
Series 2005 G-8,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.450% 05/01/18(a)	4,220,000	4,220,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: MBIA,
LIQ FAC: Deutsche Bank AG
3.610% 09/01/37(a)	8,620,000	8,620,000
CALIFORNIA TOTAL		16,895,000
COLORADO – 2.4%
CO Colorado Springs
Fine Arts Center,
Series 2006,
LOC: Wells Fargo Bank N.A.
3.580% 07/01/21(a)	8,000,000	8,000,000
CO Countrydale Metropolitan District
Series 2002,
LOC: Compass Bank
3.500% 12/01/32(a)	5,060,000	5,060,000
CO Denver City & County Airport Revenue
Series 2007,
Insured: AMBAC,
LIQ FAC: Citigroup FInancial Products
3.660% 11/15/32(a)	8,635,000	8,635,000

2

	Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
CO Department of Transportation
Series 2003,
Insured: AMBAC
3.660% 12/15/16(a)	3,180,000	3,180,000
CO Douglas County Colorado School District No. 1
Series 2001,
Insured: MBIA
3.670% 06/15/09(a)	5,655,000	5,655,000
CO Educational & Cultural Facilities Authority
Milwaukee Jewish Federation, Inc.
Series 2005 C1,
LOC: U.S. Bank N.A.
3.600% 09/01/35(a)	28,600,000	28,600,000
Montefiore Home,
Series 2005 B-1,
LOC: National City Bank
3.600% 02/01/30(a)	10,295,000	10,295,000
Oaks Christian School,
Series 2006,
LOC: U.S. Bank N.A.
3.640% 05/01/33(a)	10,600,000	10,600,000
Series 2007,
LOC: Sovereign Bank,
LOC: Banoc Santander
3.590% 11/01/38(a)	10,000,000	10,000,000
CO Erie Certificates of Participation
Series 2005,
LOC: KeyBank N.A.
3.650% 11/01/35(a)	4,240,000	4,240,000
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A.
3.620% 12/01/36(a)	4,000,000	4,000,000
CO Health Facilities Authority
Plan de Salud Del Valle,
Series 2005,
LOC: KeyBank N.A.
3.600% 06/01/30(a)	10,650,000	10,650,000
Series 2006 A,
LOC: U.S. Bank N.A.
3.630% 07/01/32(a)	8,260,000	8,260,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A.
3.620% 12/01/23(a)	11,095,000	11,095,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A.
3.620% 12/01/22(a)	2,995,000	2,995,000
CO Westminster Economic Development Authority
Series 2005,
LOC: DEPFA Bank PLC
3.630% 12/01/28(a)	5,690,000	5,690,000
Tax Increment Revenue,

3

	Par ($)	Value ($)
Municipal Bonds – (continued)
COLORADO – (continued)
Series 2005,
LOC: DEPFA Bank PLC
3.630% 12/01/28(a)	9,050,000	9,050,000
COLORADO TOTAL		146,005,000
DELAWARE – 3.3%
DE BB&T Municipal Trust
Series 2007:
Insured: FGIC,
LIQ FAC: Branch Banking & Trust
3.660% 11/01/25(a)	9,995,000	9,995,000
LIQ FAC: Branch Banking & Trust:
3.670% 04/01/22(a)	18,240,000	18,240,000
3.670% 06/01/22(a)	10,855,000	10,855,000
3.670% 08/15/26(a)	105,965,000	105,965,000
DE GS Pool Trust
Series 2006,
LIQ FAC: Goldman Sachs
3.680% 01/01/28(a)	40,970,000	40,970,000
DE Kent County Revenue
Charter School, Inc.,
Series 2002,
LOC: Wachovia Bank N.A.
3.660% 11/01/22(a)	3,665,000	3,665,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York
3.630% 08/01/31(a)	12,515,000	12,515,000
DELAWARE TOTAL		202,205,000
DISTRICT OF COLUMBIA – 0.6%
DC Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: FGIC,
LIQ FAC: Deutsche Bank
3.650% 06/01/36(a)	5,070,000	5,070,000
DC Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.640% 10/01/31(a)	15,320,000	15,320,000
DC Water & Sewer Authority
Series 2007,
Insured: FGIC,
LIQ FAC: Citigroup Financial Products
3.690% 10/01/41(a)	15,990,000	15,990,000
DISTRICT OF COLUMBIA TOTAL		36,380,000
FLORIDA – 4.7%
FL Alachua County Health Facilities Authority
Meridian Behavioral Income,
Series 2003,

4

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
LOC: Wachovia Bank N.A.
3.660% 07/01/18(a)	3,300,000	3,300,000
FL Bay Medical Center Hospital Revenue
Series 2007 B,
LOC: Regions Bank
3.640% 10/01/37(a)	74,090,000	74,090,000
FL Development Finance Corp.
Central Florida Community College Foundation,
Series 2003 A-1,
LOC: SunTrust Bank
3.700% 06/01/23(a)	1,755,000	1,755,000
FL Eclipse Funding Trust
Series 2007,
Insured: FGIC,
LIQ FAC: U.S. Bank N.A.
3.640% 10/01/28(a)	20,920,000	20,920,000
FL Fiu Athletics Finance Corp.
Series 2007 A,
LOC: Regions Bank
3.610% 03/01/33(a)	14,000,000	14,000,000
FL Gas Utility Revenue
Series 2006 A-1,
3.580% 11/01/26(b)	20,000,000	20,000,000
FL Gulf Breeze
Series 1985 B,
Insured: FGIC,
SPA: Dexia Public Finance Bank
3.600% 12/01/20(a)	6,700,000	6,700,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc.,
Series 2005,
LOC: Regions Bank
3.620% 12/02/30(a)	19,635,000	19,635,000
FL Jacksonville Economic Development Commission
Methodist Medical Center,
Series 2005,
LOC: SunTrust Bank
3.600% 10/01/15(a)	11,105,000	11,105,000
FL Jacksonville Industrial Development Revenue
Series 1993,
LOC: Northern Trust Co.
3.600% 07/01/13(a)	800,000	800,000
FL Keys Aqueduct Authority Water Revenue
Series 2007,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.700% 09/01/37(a)	3,500,000	3,500,000
FL Miami-Dade County Expressway Authority
Series 2007,
Insured: AMBAC,
SPA: Wachovia Bank N.A.
3.670% 07/01/24(a)	10,000,000	10,000,000

5

	Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community,
Series 2002,
LOC: Northern Trust Co.
3.600% 04/01/32(a)	5,695,000	5,695,000
FL Miami-Dade County
Series 2006,
Insured: FGIC,
LOC: Citibank N.A.
3.700% 07/01/33(a)	9,900,000	9,900,000
FL Palm Beach County Revenue
Zoological Society, Inc.,
Series 2001,
LOC: Northern Trust Co.
3.600% 05/01/31(a)	3,900,000	3,900,000
FL Palm Beach County School Board
Series 2007 A,
Insured: FGIC,
LIQ FAC: Bayerische Landesbank
3.680% 08/01/31(a)	10,985,000	10,985,000
Series 2007,
Insured: MBIA,
SPA: Bank of New York
3.670% 08/01/22(a)	6,780,000	6,780,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007:
Insured: MBIA,
LIQ FAC: BNP Paribas
3.640% 01/01/18(a)	9,995,000	9,995,000
LIQ FAC: Merrill Lynch Capital Services
4.080% 12/01/37(a)	16,000,000	16,000,000
FL Sunshine State Governmental Financing Commission
3.310% 12/06/07	11,380,000	11,380,000
3.350% 12/05/07	22,137,000	22,137,000
FL Titusville City
Series 1995 A,
LOC: SunTrust Bank
3.640% 01/01/25(a)	3,500,000	3,500,000
FLORIDA TOTAL		286,077,000
GEORGIA – 4.0%
GA BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust
3.690% 03/15/22(a)	10,380,000	10,380,000
GA City of Atlanta Tax Allocation
Series 2006,
LIQ FAC: AIG Global Real Estate,

6

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
LOC: Wachovia Bank N.A.
3.680% 12/01/24(a)	29,000,000	29,000,000
GA Clayton County Housing Authority
Multi-Family Housing Revenue:
Series 1990 A,
Insured: FSA
3.640% 01/01/21(a)	5,300,000	5,300,000
Series 1990 B,
Insured: FSA
3.640% 01/01/21(a)	5,055,000	5,055,000
Series 1990 C,
Insured: FSA
3.640% 01/01/21(a)	6,955,000	6,955,000
Series 1990 D,
Insured: FSA
3.640% 01/01/21(a)	2,215,000	2,215,000
Series 1990 F,
Insured: FSA
3.640% 01/01/21(a)	3,945,000	3,945,000
GA Cobb County Development Authority
North Cobb Christian School,
Series 1998 A,
LOC: Branch Banking & Trust
3.630% 03/01/22(a)	6,325,000	6,325,000
YMCA of Cobb County,
Series 2003,
LOC: Branch Banking & Trust Co.
3.630% 12/01/25(a)	2,780,000	2,780,000
GA Cobb County Hospital Authority
Cobb Hospital, Inc.,
Series 2004,
LOC: SunTrust Bank
3.600% 04/01/34(a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc.,
Series 2004,
LOC: Columbus Bank & Trust
3.650% 12/01/33(a)	5,835,000	5,835,000
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A,
LOC: Columbus Bank & Trust
3.640% 01/01/31(a)	9,760,000	9,760,000
GA DeKalb County Hospital Authority
DeKalb Medical Center, Inc.,
Series 2003 B,
Insured: FSA,
SPA: Wachovia Bank N.A.
3.630% 09/01/31(a)	25,065,000	25,065,000
GA Douglas County Development Authority
Colonial Hills School Property,
Series 2004,
LOC: Branch Banking & Trust
3.630% 06/01/24(a)	2,790,000	2,790,000

7

	Par ($)	Value ($)
Municipal Bonds – (continued)
GEORGIA – (continued)
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
Series 2005,
LOC: Branch Banking & Trust
3.630% 08/01/35(a)	5,000,000	5,000,000
Weber School,
Series 2006,
LOC: Branch Banking & Trust
3.630% 12/01/30(a)	4,200,000	4,200,000
GA Fulton County Water & Sewage Revenue
Series 2005,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.700% 01/01/35(a)	1,650,000	1,650,000
GA Main Street Natural Gas, Inc.
Series 2007,
LIQ FAC: Morgan Stanley
3.780% 09/15/28(a)	32,000,000	32,000,000
GA Ports Authority Revenue
Series 2007,
LOC: SunTrust Bank
3.600% 09/01/12(a)	11,500,000	11,500,000
GA Private Colleges & Universities Authority
Mercer University,
Series 2006 C,
LOC: Branch Banking & Trust Co.
3.640% 10/01/31(a)	8,700,000	8,700,000
Series 2000,
LIQ FAC: Societe Generale
3.640% 11/01/30(a)(c)	34,435,000	34,435,000
GA State
Series 2006,
LIQ FAC: Wells Fargo Bank N.A.
3.640% 10/01/26(a)	5,545,000	5,545,000
TOTAL GEORGIA		243,435,000
HAWAII – 0.3%
HI Department Budget & Finance
Series 2006 4G,
LIQ FAC: Goldman Sachs
3.640% 07/01/30(a)	8,000,000	8,000,000
HI Honolulu City & County
Series 2003,
Insured: MBIA
3.660% 03/01/22(a)	4,920,000	4,920,000
Series 2007,
Insured: MBIA,
LIQ FAC: Bayerische Landesbank

8

	Par ($)	Value ($)
Municipal Bonds – (continued)
HAWAII – (continued)
3.720% 07/01/24(a)	5,520,000	5,520,000
HAWAII TOTAL		18,440,000
IDAHO – 0.1%
ID Boise County Housing Authority
Series 2002,
LOC: KeyBank N.A.
3.660% 03/01/33(a)	1,300,000	1,300,000
ID Boise County Urban Renewal Agency
Series 2004 A,
LOC: KeyBank N.A.
3.660% 03/01/24(a)	6,555,000	6,555,000
IDAHO TOTAL		7,855,000
ILLINOIS – 6.7%
IL Bolingbrook
Series 2004,
LOC: Harris Trust & Savings Bank
3.630% 12/01/29(a)	22,575,000	22,575,000
IL Chicago Board of Education
Series 2004 E,
Insured: FSA
3.610% 03/01/15(a)	6,020,000	6,020,000
Series 2005 D-2,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.670% 03/01/36(a)	10,000,000	10,000,000
IL Chicago O’Hare International Airport Revenue
Series 2005 C,
Insured: CIFG,
SPA: DEPFA Bank PLC
3.710% 01/01/35(a)	45,565,000	45,565,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co.
3.670% 12/01/11(a)	895,000	895,000
Series 1997 B,
LOC: Northern Trust Co.
3.670% 12/01/14(a)	1,480,000	1,480,000
IL Chicago
Series 2004 B-24,
LOC: Wachovia Bank N.A.
3.670% 01/01/25(a)	4,050,000	4,050,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co.
3.620% 01/01/13(a)	3,365,000	3,365,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007,
Insured: MBIA,
LIQ FAC: Deutsche Bank AG:
3.650% 06/15/35(a)	8,325,000	8,325,000
3.660% 06/15/31(a)	7,780,000	7,780,000

9

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Development Finance Authority
American Academy of Dermatology,
Series 2001,
LOC: American National Bank & Trust
3.700% 04/01/21(a)	4,800,000	4,800,000
American College of Surgeons,
Series 1996,
LOC: Northern Trust Co.
3.610% 08/01/26(a)	11,000,000	11,000,000
Bradley University,
Series 2002,
Insured: FGIC
3.600% 08/01/32(a)	18,900,000	18,900,000
British Home for Retirement,
Series 2001,
LOC: LaSalle Bank N.A.
3.620% 11/01/27(a)	7,600,000	7,600,000
Jewish Federal Metropolitan Chicago,
Series 2002,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.600% 09/01/32(a)	1,420,000	1,420,000
Massachusetts Eye & Ear Associates, Inc.,
Series 1992,
LOC: LaSalle Bank N.A.
3.620% 10/01/17(a)	5,000,000	5,000,000
Sinai Community Institute, Inc.,
Series 1997,
LOC: LaSalle Bank N.A.
3.620% 03/01/22(a)	5,000,000	5,000,000
Village Oak Park Residence Corp.,
LOC: LaSalle Bank N.A.
3.630% 07/01/41(a)	3,675,000	3,675,000
YMCA Metropolitan Chicago Project,
Series 2001,
LOC: Harris Trust & Savings Bank
3.600% 06/01/29(a)	34,500,000	34,500,000
IL Eclipse Funding Trust
Series 2007,
Insured: FGIC,
LIQ FAC: U.S. Bank N.A.
3.640% 01/01/30(a)	11,405,000	11,405,000
IL Educational Facilities Authority
Beverly Arts Center,
Series 2003,
LOC: Fifth Third Bank
3.620% 10/01/28(a)	5,015,000	5,015,000
St. Xavier University,
Series 2002 A,
LOC: LaSalle Bank N.A.
3.610% 10/01/32(a)	4,035,000	4,035,000
IL Elmhurst
Joint Commission Accreditation Healthcare,
Series 1988,
LOC: JPMorgan Chase Bank
3.640% 07/01/18(a)	13,845,000	13,845,000

10

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
IL Finance Authority Revenue
Benedictine University,
Series 2006,
LOC: National City Bank
3.620% 03/01/26(a)	6,400,000	6,400,000
Series 2007 B,
Insured: XLCA,
SPA: National City Bank
3.600% 08/01/37(a)	25,000,000	25,000,000
IL Health Facilities Authority Revenue
Series 1985 C,
LOC: JPMorgan Chase Bank
3.600% 08/01/15(a)	25,400,000	25,400,000
IL Health Facilities Authority
Glenkirk,
Series 1997,
LOC: Glenview State Bank,
LOC: LaSalle National Bank
3.650% 02/15/21(a)	1,845,000	1,845,000
IL Macon County
Millikin University,
Series 2001,
LOC: National City Bank
3.670% 10/01/31(a)	445,000	445,000
IL Marion Special Services Area No. 2
Series 2002,
LOC: U.S. Bank N.A.
3.650% 01/01/22(a)	6,730,000	6,730,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village,
Series 2006,
LOC: U.S. Bank N.A.
3.630% 02/01/31(a)	9,945,000	9,945,000
IL Niles
Notre Dame Homes for Boys,
Series 2001,
LOC: LaSalle Bank N.A.
3.620% 03/01/31(a)	5,800,000	5,800,000
IL Oak Forest
Series 1989,
LOC: Fifth Third Bank
3.600% 07/01/24(a)	18,900,000	18,900,000
IL Peoria Heights Ltd. Obligation Revenue
Series 2001,
LOC: National City Bank
3.660% 09/01/36(a)	2,580,000	2,580,000
IL Regional Transportation Authority
Series 2006,
Insured: MBIA,
LIQ FAC: Wells Fargo Bank N.A.
3.640% 07/01/28(a)	9,545,000	9,545,000
IL Schaumburg City
Series 2004,
Insured: FGIC,
LIQ FAC: Citibank N.A.

11

	Par ($)	Value ($)
Municipal Bonds – (continued)
ILLINOIS – (continued)
3.700% 12/01/41(a)	5,000,000	5,000,000
IL State
Series 2003,
Insured: FSA:
LIQ FAC: Citigroup Global Markets
3.660% 12/01/20(a)	2,315,000	2,315,000
SPA: Wachovia Bank N.A.
3.670% 12/01/24(a)	16,870,000	16,870,000
Series 2004 445,
3.670% 12/15/15(a)	6,975,000	6,975,000
Series 2004 563,
Insured: AMBAC,
LOC: JPMorgan Chase Bank
3.670% 11/01/12(a)	3,145,000	3,145,000
IL Toll Highway Authority
Toll Highway Revenue,
Series 2005 R-4073,
Insured: FSA,
LIQ FAC: Citibank N.A.
3.660% 01/01/23(a)	3,685,000	3,685,000
IL Will & Kendall Counties Community Construction School District No. 202
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
3.690% 01/01/23(a)	5,410,000	5,410,000
IL Will County Community School District No. 161 Summit Hill
Series 2005,
Insured: FGIC,
LIQ FAC: Merrill Lynch Capital Services
3.750% 01/01/25(a)	14,780,000	14,780,000
ILLINOIS TOTAL		407,020,000
INDIANA – 1.3%
IN Angola Educational Facilities Revenue
Tri-State University, Inc.,
Series 2004,
LOC: Fifth Third Bank
3.620% 09/01/15(a)	800,000	800,000
IN Bond Bank
Series 2003 II-R-2079,
Insured: MBIA,
LIQ FAC: Citigroup Global Markets
3.660% 09/01/21(a)	2,395,000	2,395,000
IN Development Finance Authority
Indiana University Foundation,
Series 1998,
LOC: National City Bank
3.630% 08/01/18(a)	5,300,000	5,300,000
Rehabilitation Center, Inc.,
Series 2002,
LOC: Old National Bank
3.680% 07/01/17(a)	1,750,000	1,750,000
Series 2003,

12

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
LOC: KeyBank N.A.
3.640% 01/01/23(a)	9,220,000	9,220,000
IN Elkhart County
Hubbard Hill Estates, Inc.,
Series 2001,
LOC: Fifth Third Bank
3.620% 11/01/21(a)	2,370,000	2,370,000
IN Finance Authority
University of Indiana,
Series 2006,
LOC: KeyBank N.A.
3.650% 07/01/36(a)	10,000,000	10,000,000
IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese,
Series 1998,
LOC: Fifth Third Bank
3.640% 09/01/23(a)	4,980,000	4,980,000
IN Health Facility Financing Authority
Community Hospital of Indiana,
Series 2005 B,
LOC: National City Bank
3.620% 05/01/35(a)	18,700,000	18,700,000
Southern Indiana Rehab Hospital,
Series 2001,
LOC: Bank One Kentucky
3.630% 04/01/20(a)	2,000,000	2,000,000
Union Hospital, Inc.,
Series 2002,
LOC: Fifth Third Bank
3.620% 09/01/27(a)	4,955,000	4,955,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004,
LOC: U.S. Bank N.A.
3.650% 02/15/24(a)	1,735,000	1,735,000
IN New Albany Economic Development Revenue
YMCA of Southern Indiana,
Series 2006,
LOC: Regions Bank
3.610% 09/01/28(a)	4,105,000	4,105,000
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross,
Series 1997,
LOC: Allied Irish Bank PLC
3.610% 09/01/17(a)	3,820,000	3,820,000
IN Transportation Finance Authority
Series 2004,
Insured: FGIC,
SPA: Wachovia Bank N.A.

13

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDIANA – (continued)
3.670% 06/01/28(a)	5,000,000	5,000,000
INDIANA TOTAL		77,130,000
IOWA – 0.1%
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A.
3.630% 09/01/30(a)	4,910,000	4,910,000
IA Higher Education Loan Authority
American Institute of Business,
Series 1998,
LOC: Wells Fargo Bank N.A.
3.680% 11/01/13(a)	860,000	860,000
IOWA TOTAL		5,770,000
KANSAS – 0.2%
KS Wichita City Hospital Revenue
Series 2005,
Insured: MBIA
3.640% 10/01/10(a)	11,910,000	11,910,000
KANSAS TOTAL		11,910,000
KENTUCKY – 2.2%
KY Christian County Associates of Leasing Trust
Series 2007 A,
LOC: U.S. Bank N.A.
3.600% 04/01/37(a)	31,700,000	31,700,000
KY Christian County Industrial Building Revenue
Audubon Area Community Services,
Series 2004,
LOC: Branch Banking & Trust
3.630% 01/01/29(a)	1,600,000	1,600,000
KY Eclipse Funding Trust
Series 2007,
Insured: MBIA,
LIQ FAC: U.S. Bank N.A.
3.640% 09/01/32(a)	20,900,000	20,900,000
KY Economic Development Finance Authority
Baptist Convalescent Center,
Series 1999,
LOC: Fifth Third Bank
3.680% 12/01/19(a)	4,200,000	4,200,000
Goodwill Industries,
Series 2003,
LOC: Branch Banking & Trust
3.630% 08/01/23(a)	8,875,000	8,875,000
Harrison Memorial Hospital,
Series 2005,
LOC: Fifth Third Bank
3.620% 11/01/35(a)	8,000,000	8,000,000

14

	Par ($)	Value ($)
Municipal Bonds – (continued)
KENTUCKY – (continued)
KY Lexington Fayette Urban County Government
Anchor Baptist Church, Inc.,
Series 2007,
LOC: Fifth Third Bank
3.620% 08/01/32(a)	4,200,000	4,200,000
Roman Catholic Lexington:
Series 2005 A,
LOC: Fifth Third Bank
3.620% 10/01/32(a)	6,155,000	6,155,000
Series 2005 B,
LOC: Fifth Third Bank
3.620% 10/01/32(a)	4,610,000	4,610,000
Series 2003 B,
LOC: Fifth Third Bank
3.620% 09/01/22(a)	4,400,000	4,400,000
Series 2003,
LOC: Fifth Third Bank
3.620% 05/01/25(a)	3,060,000	3,060,000
YMCA of Central Kentucky,
Series 1999,
LOC: Bank One Kentucky N.A.
3.630% 07/01/19(a)	1,540,000	1,540,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A.
3.620% 06/01/34(a)	5,004,000	5,004,000
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A.
3.620% 03/01/36(a)	19,915,000	19,915,000
KY Wilmore Industrial Building Revenue
Series 2006,
LOC: Regions Bank
3.610% 08/01/31(a)	7,915,000	7,915,000
KENTUCKY TOTAL		132,074,000
LOUISIANA – 1.9%
LA Bank of New York Municipal Certificates Trust
Series 2007-7,
LOC: Bank of New York,
SPA: Bank of New York
3.710% 06/24/22(a)	6,000,000	6,000,000
LA Eclipse Funding Trust
Series 2007,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.640% 11/01/37(a)	9,135,000	9,135,000
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart,
Series 2004,
LOC: Whitney National Bank,
LOC: SunTust Bank

15

	Par ($)	Value ($)
Municipal Bonds – (continued)
LOUISIANA – (continued)
3.650% 01/01/24(a)	4,000,000	4,000,000
LA New Orleans Aviation Board
Series 1993 B,
Insured: MBIA,
LOC: Dexia Credit Local
3.670% 08/01/16(a)	21,135,000	21,135,000
LA Offshore Terminal Authority
Loop LLC,
Series 2007 A,
LOC: SunTrust Bank
3.600% 09/01/27(a)	27,000,000	27,000,000
LA Public Facilities Authority
Series 2004,
Insured: MBIA,
LIQ FAC: Landesbank Hessen-Thuringen
3.670% 07/01/24(a)	7,995,000	7,995,000
The Glen Retirement System,
Series 2001,
LOC: AmSouth Bank
3.620% 09/01/16(a)	2,690,000	2,690,000
Tiger Athletic Foundation,
Series 1999,
LOC: Regions Bank
3.600% 09/01/28(a)	36,200,000	36,200,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A.
3.850% 12/01/16(a)	3,625,000	3,625,000
LOUISIANA TOTAL		117,780,000
MAINE – 0.2%
ME Finance Authority
Erskine Academy,
Series 2004,
LOC: KeyBank N.A.
3.650% 12/01/20(a)	1,430,000	1,430,000
ME Health & Higher Educational Facilities Authority
Series 2003,
Insured: FSA
3.860% 07/01/11(a)	2,685,000	2,685,000
Series 2007,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.690% 07/01/37(a)	8,375,000	8,375,000
MAINE TOTAL		12,490,000
MARYLAND – 0.2%
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004,
LOC: Branch Banking & Trust
3.630% 07/01/24(a)	3,595,000	3,595,000

16

	Par ($)	Value ($)
Municipal Bonds – (continued)
MARYLAND – (continued)
MD Bel Air Economic Development Revenue
Harford Day School, Inc.,
Series 2007,
LOC: Branch Banking & Trust
3.630% 10/01/33(a)	4,195,000	4,195,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance,
Series 2006,
LOC: Branch Banking & Trust
3.630% 09/01/26(a)	4,425,000	4,425,000
MARYLAND TOTAL		12,215,000
MASSACHUSETTS – 1.2%
MA Development Finance Agency
3.480% 12/20/07	8,700,000	8,700,000
MA Lehman Municipal Trust Receipts
Series 2007:
Insured: FGIC,
LIQ FAC: Lehman Liquidity Co.
3.331% 05/01/37(a)	3,500,000	3,500,000
LIQ FAC: Lehman Liquidity Co.
3.350% 11/01/25(a)	27,000,000	27,000,000
MA State
Series 2007 A,
Insured: AMBAC,
LIQ FAC: Societe Generale
3.630% 08/01/37(a)	32,290,000	32,290,000
MASSACHUSETTS TOTAL		71,490,000
MICHIGAN – 4.3%
MI Building Authority
Series 2003,
Insured: MBIA
3.660% 10/15/18(a)	4,155,000	4,155,000
Series 2006,
Insured: FGIC,
LOC: Merrill Lynch Capital Services
3.760% 10/15/28(a)	35,005,000	35,005,000
MI Clinton County Economic Development Corp.
Clinton Area Care Center, Inc.,
Series 1999,
LOC: Citizens Bank,
LOC: Northern Trust Co.
3.630% 02/01/21(a)	9,185,000	9,185,000
MI Detroit School District
Series 2005,
Insured: FSA,
LIQ FAC: Deutsche Bank AG
3.640% 05/01/30(a)	10,940,000	10,940,000
Series 2006,
Insured: FGIC,
LIQ FAC: Citigroup Financial Products
3.690% 05/01/33(a)	3,475,000	3,475,000

17

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
MI Detroit Sewer Disposal Revenue
Series 2006 A,
Insured: FGIC,
LIQ FAC: Citibank N.A.
3.700% 07/01/36(a)	29,400,000	29,400,000
MI Detroit Water Supply Systems
Series 2001 C,
Insured: FGIC,
SPA: DEPFA Bank PLC
3.670% 07/01/29(a)	15,850,000	15,850,000
MI Fremont Hospital Finance Authority
Gerber Memorial Health Services,
Series 2002,
LOC: Fifth Third Bank
3.620% 11/01/27(a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
Series 2004,
LOC: Fifth Third Bank
3.620% 05/01/23(a)	720,000	720,000
MI Grand Valley
State University Revenue:
Series 2001 B,
Insured: FGIC,
SPA: Bank One N.A.
3.620% 06/01/27(a)	20,730,000	20,730,000
Series 2003,
Insured: XLCA,
SPA: Fifth Third Bank
3.620% 09/01/28(a)	21,045,000	21,045,000
Series 2005,
Insured: XLCA,
SPA: Depfa Bank PLC
3.620% 12/01/25(a)	19,460,000	19,460,000
MI Higher Education Facilities Authority
Davenport University,
Series 2004,
LOC: Fifth Third Bank
3.600% 06/01/34(a)	14,345,000	14,345,000
Hope College:
Series 2002 B,
LOC: Fifth Third Bank
3.610% 04/01/32(a)	9,065,000	9,065,000
Series 2004,
LOC: Bank One N.A
3.610% 04/01/34(a)	9,110,000	9,110,000
MI Hospital Finance Authority
Series 2003,
LOC: Fifth Third Bank
3.660% 12/01/32(a)	8,100,000	8,100,000
MI Municipal Bond Authority
Series 2007 B-1,
4.500% 08/20/08	40,000,000	40,227,071
MI Oakland County Economic Development Corp.

18

	Par ($)	Value ($)
Municipal Bonds – (continued)
MICHIGAN – (continued)
Pontiac Vision Schools,
Series 2000,
LOC: Allied Irish Banks PLC
3.600% 08/01/20(a)	7,155,000	7,155,000
MI Public Educational Facility Authority
West Michigan Academy,
Series 2003,
LOC: Fifth Third Bank
3.620% 12/01/18(a)	2,035,000	2,035,000
MICHIGAN TOTAL		265,042,071
MINNESOTA – 0.4%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A.
3.630% 10/01/24(a)	4,500,000	4,500,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B,
LOC: U.S. Bank N.A.
3.580% 10/01/35(a)	2,705,000	2,705,000
MN Minneapolis Health Care Systems
Fairview Health Services,
Series 2005 B,
Insured: AMBAC,
SPA: Royal Bank of Canada
3.690% 11/15/29(a)	15,000,000	15,000,000
MINNESOTA TOTAL		22,205,000
MISSISSIPPI – 1.2%
MS Business Finance Commission
Petal Gas Storage LLC,
Series 2007,
LOC: SunTrust Bank
3.600% 08/01/34(a)	23,750,000	23,750,000
MS Business Finance Corp.
Belhaven College,
Series 2004,
LOC: First Tennessee Bank
3.700% 07/01/24(a)	4,400,000	4,400,000
Gulf Ship LLC,
Series 2006,
LOC: Regions Bank
3.600% 06/01/26(a)	14,250,000	14,250,000
Mississippi College,
Series 2003,
LOC: AmSouth Bank
3.610% 07/01/23(a)	14,700,000	14,700,000
MS Lehman Municipal Trust Receipts
Series 2006,
LIQ FAC: Lehman Liquidity Co.
3.730% 11/01/26(a)	12,640,000	12,640,000
MS University Educational Building Corp.
Series 2000,
Insured: MBIA,
SPA: AmSouth Bank

19

	Par ($)	Value ($)
Municipal Bonds – (continued)
MISSISSIPPI – (continued)
3.620% 10/01/20(a)	6,810,000	6,810,000
MISSISSIPPI TOTAL		76,550,000
MISSOURI – 0.7%
MO Desloge Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.400% 12/01/10(a)	1,120,000	1,120,000
MO Development Finance Board
Southeast Missouri State University,
Series 2003 B,
LOC: U.S. Bank N.A.
3.570% 10/01/23(a)	6,905,000	6,905,000
MO Dunklin County Industrial Development Authority
National Health Corp.,
Series 1989,
LOC: Regions Bank
3.400% 12/01/10(a)	1,105,000	1,105,000
MO Health & Educational Facilities Authority
Churchill Center & School,
Series 2006,
LOC: National City Bank
3.620% 12/01/26(a)	5,355,000	5,355,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue,
Timberlane Village Associates,
Series 1986,
LOC: UBS AG
3.640% 06/01/27(a)	18,400,000	18,400,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521,
Insured: FSA,
LOC: Merrill Lynch Capital Services
3.770% 01/01/30(a)	8,300,000	8,300,000
MISSOURI TOTAL		41,185,000
NEBRASKA – 1.9%
NE Central Plains Energy Project
Series 2007,
SPA: Wachovia Bank N.A.
3.670% 12/01/21(a)	5,215,000	5,215,000
NE Elementary & Secondary School Finance Authority
Wider Omaha Lutheran School Association,
Series 2004 B,
LOC: PNC Bank N.A.
3.670% 09/01/29(a)	3,510,000	3,510,000
NE Lincoln Electrical Systems Revenue
3.320% 12/06/07	26,250,000	26,250,000

20

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEBRASKA – (continued)
NE Public Power Generation Agency
Series 2007 A,
Insured: AMBAC,
LIQ FAC: Bayerische Landesbank
3.650% 01/01/41(a)	78,910,000	78,910,000
NEBRASKA TOTAL		113,885,000
NEVADA – 0.9%
NV Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.640% 07/01/35(a)	13,120,000	13,120,000
NV Henderson
Series 2004,
Insured: FGIC
3.750% 06/01/24(a)	8,570,000	8,570,000
NV Las Vegas Valley Water District
Series 2006,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank & Co.
3.660% 06/01/13(a)	3,290,000	3,290,000
NV Puttable Floating Option Tax-Exempt Receipts
Series 2007,
Insured: FSA,
LIQ FAC: Merrill Lynch Capital Services
3.750% 07/01/30(a)	4,735,000	4,735,000
NV Reno Sales Tax Revenue
Series 2006 3G,
LIQ FAC: Goldman Sachs
3.640% 06/01/21(a)	11,605,000	11,605,000
NV Reset Optional Certificates Trust II-R
Series 2006,
Insured: AMBAC,
LIQ FAC: Citigroup Financial Products
3.670% 11/01/26(a)	4,355,000	4,355,000
NV System of Higher Education
Series 2005,
Insured: AMBAC,
LIQ FAC: Deutsche Bank A.G.
3.720% 07/01/30(a)	7,520,000	7,520,000
NV Washoe County School District
Series 2003,
Insured: FGIC,
LIQ FAC: Citigroup Global Markets
3.690% 06/01/20(a)	3,950,000	3,950,000
NEVADA TOTAL		57,145,000
NEW HAMPSHIRE – 0.3%
NH Health & Education Facilities Authority
Series 2004 A,
LOC: Citizens Bank
3.640% 12/01/34(a)	5,000,000	5,000,000
United Church of Christ Retirement Community Inc.,
Series 2006 B,

21

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW HAMPSHIRE – (continued)
LOC: Citizens Bank
3.580% 01/01/30(a)	10,000,000	10,000,000
NH Manchester Housing Authority
Series 1990 A,
LOC: PNC Bank N.A.
3.640% 06/15/15(a)	4,300,000	4,300,000
NEW HAMPSHIRE TOTAL		19,300,000
NEW JERSEY – 1.0%
NJ UBS Municipal Certificates
Series 2007,
Insured: AMBAC,
SPA: Bank of New York
3.630% 11/01/15(a)	60,000,000	60,000,000
NEW JERSEY TOTAL		60,000,000
NEW MEXICO – 1.7%
NM Bernalillo County
Series 2006,
4.000% 12/14/07	10,000,000	10,001,029
NM Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.640% 06/01/36(a)	9,265,000	9,265,000
NM Finance Authority
Series 2004,
Insured: MBIA
3.670% 12/15/11(a)	19,495,000	19,495,000
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services:
Series 2005 A,
Insured: FSA,
SPA: Citibank N.A.:
1.000% 08/01/30	500,000	500,000
3.550% 08/01/30	13,620,000	13,620,000
Series 2005 B,
Insured: FSA,
SPA: Citibank N.A.
3.590% 08/01/30(a)	33,530,000	33,530,000
NM Hurley Pollution Control Revenue
BP PLC,
Series 1985,
3.630% 12/01/15(b)	15,700,000	15,700,000
NEW MEXICO TOTAL		102,111,029
NEW YORK – 2.8%
NY Bank of New York Municipal Certificates Trust
Series 2007,
Insured: MBIA,
SPA: Bank of New York
3.650% 02/15/36(a)	17,150,000	17,150,000

22

	Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006,
Insured: FHLMC
3.590% 05/01/31(a)	4,405,000	4,405,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 A,
LOC: Landesbank Hessen-Thuringen
3.580% 06/01/39(a)	14,705,000	14,705,000
NY New York City Municipal Water Finance Authority
3.500% 12/03/07	20,000,000	20,000,000
3.510% 12/03/07	42,800,000	42,800,000
NY Rockland County
Series 2007,
4.000% 12/20/07	9,000,000	9,001,402
NY Tobacco Settlement Financing Authority
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.030% 06/01/20(a)	45,855,000	45,855,000
NY TSASC, Inc.
Series 2006,
SPA: Merrill Lynch Capital Services,
GTY AGMT: Merrill Lynch & Co.
4.030% 06/01/42(a)	18,450,000	18,450,000
NEW YORK TOTAL		172,366,402
NORTH CAROLINA – 3.9%
NC Burke County Development Authority
3.320% 12/06/07	25,000,000	25,000,000
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College,
Series 2001,
LOC: Branch Banking & Trust Co.
3.630% 07/01/19(a)	4,800,000	4,800,000
Campbell University,
Series 2004,
LOC: Branch Banking & Trust Co.
3.630% 10/01/24(a)	5,120,000	5,120,000
Series 2007,
LOC: Branch Banking & Trust Co.
3.610% 12/01/29(a)	6,750,000	6,750,000
The Raleigh School,
Series 2006,
LOC: Branch Banking & Trust Co.
3.630% 09/01/31(a)	3,900,000	3,900,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC,
Series 2005,

23

	Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
LOC: Wachovia Bank N.A.
3.600% 09/01/35(a)	7,625,000	7,625,000
Charlotte Stonehaven LLC,
Series 2005,
LOC: Wachovia Bank N.A.
3.600% 09/01/35(a)	9,305,000	9,305,000
NC City of Charlotte
Certificates of Participation,
Series 2006,
SPA: Merrill Lynch Capital Services
3.770% 08/01/18(a)	12,760,000	12,760,000
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA,
Series 2007,
LOC: Brank Banking & Trust Co.
3.630% 06/01/32(a)	10,680,000	10,680,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005,
LOC: Branch Banking & Trust Co.
3.630% 12/01/30(a)	10,250,000	10,250,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002,
LOC: Branch Banking & Trust Co.
3.630% 02/01/23(a)	2,605,000	2,605,000
NC Henderson County Hospital Revenue
Series 2001,
LOC: Branch Banking & Trust Co.
3.630% 10/01/21(a)	12,155,000	12,155,000
NC Mecklenburg County
Series 2004 B,
SPA: Landesbank Hessen-Thuringen
1.000% 02/01/24(a)	43,325,000	43,325,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001,
LOC: Branch Banking & Trust
3.630% 01/01/31(a)	9,890,000	9,890,000
J. Arthur Dosher Memorial Hospital,
Series 1998,
LOC: Branch Banking & Trust Co.
3.630% 05/01/18(a)	2,105,000	2,105,000
Rutherford Hospital, Inc.,
Series 2001,
LOC: Branch Banking & Trust Co.
3.630% 09/01/21(a)	3,095,000	3,095,000
Southeastern Regional Medical Center,
LOC: Branch Banking & Trust
3.630% 06/01/37(a)	6,950,000	6,950,000
United Methodist Retirement Homes,
Series 2005,
LOC: Branch Banking & Trust Co.

24

	Par ($)	Value ($)
Municipal Bonds – (continued)
NORTH CAROLINA – (continued)
3.630% 10/01/35(a)	5,000,000	5,000,000
Westcare, Inc.,
Series 2002 A,
LOC: Branch Banking & Trust Co.
3.630% 09/01/22(a)	8,400,000	8,400,000
NC State
Series 2002 F,
SPA: Landesbank Hessen-Thuringen
3.500% 05/01/21(a)	41,870,000	41,870,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Series 2007,
LOC: Branch Banking & Trust
3.630% 11/01/32(a)	4,400,000	4,400,000
NORTH CAROLINA TOTAL		235,985,000
NORTH DAKOTA – 0.3%
ND Grand Forks Health Care Facilities Revenue
Series 2004,
Insured: MBIA:
SPA: Landesbank Hessen-Thuringen
3.860% 07/21/09(a)	5,845,000	5,845,000
SPA: Merrill Lynch Capital Services
3.750% 12/01/24(a)	15,510,000	15,510,000
NORTH DAKOTA TOTAL		21,355,000
OHIO – 10.8%
OH Akron Bath Copley Township Hospital District
Summa Health System,
Series 2004 B,
LOC: Bank One N.A.
3.610% 11/01/34(a)	44,765,000	44,765,000
OH Butler County Hospital Facilities Revenue
Series 2001,
Insured: FSA,
LIQ FAC: Landesbank Hessen-Thuringen
4.080% 07/15/29(a)	29,495,000	29,495,000
OH Cambridge Hospital Facilities Revenue
Southeastern Regional Medical Center,
Series 2001,
LOC: National City Bank
3.620% 12/01/21(a)	10,015,000	10,015,000
OH Clark County Health Care Facility
Western Reserve Masonic Community,
Series 2002,
Insured: AMBAC
3.630% 10/01/27(a)	10,165,000	10,165,000
OH Clark County Multi-Family Revenue
Masonic Retirement Village,
Series 2002,
Insured: AMBAC
3.630% 10/01/27(a)	8,350,000	8,350,000

25

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
OH Cleveland Cuyahoga County Port Authority
Cleveland Museum of Art:
Series 2005 A,
3.600% 10/01/40(a)	5,000,000	5,000,000
Series 2005 B,
SPA: JPMorgan Chase Bank
3.600% 10/01/40(a)	15,000,000	15,000,000
Park Synagogue,
Series 2006,
LOC: U.S. Bank N.A.
3.610% 01/01/31(a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004,
LOC: U.S. Bank N.A.
3.600% 03/01/34(a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A.
3.600% 07/01/35(a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001,
LOC: KeyBank N.A.
3.620% 01/01/32(a)	11,400,000	11,400,000
Marymount Health Care Systems,
Series 2005,
LOC: KeyBank N.A.
3.610% 08/01/32(a)	19,630,000	19,630,000
OH Cuyahoga County Hospital Revenue
Series 2005,
LOC: National City Bank
3.660% 02/01/35(a)	8,760,000	8,760,000
Series 2006,
Insured: MBIA,
LIQ FAC: Bayerische Landesbank
3.620% 01/15/26(a)	87,750,000	87,750,000
Sisters Charity Health Systems,
Series 2000,
LOC: National City Bank
3.620% 11/01/30(a)	13,680,000	13,680,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005,
Insured: AMBAC,
SPA: National City Bank
3.600% 06/01/30(a)	20,405,000	20,405,000
OH Franklin County Hospital Revenue
Children’s Hospital,
Series 2003,
Insured: AMBAC,
LOC: National City Bank
3.600% 11/01/33(a)	31,000,000	31,000,000
Series 2002,
Insured: AMBAC,

26

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
LOC: National City Bank
3.600% 11/01/25(a)	25,195,000	25,195,000
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A,
LOC: KeyBank N.A.
3.580% 06/01/35(a)	4,300,000	4,300,000
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank
3.610% 09/01/30(a)	11,675,000	11,675,000
Walsh University,
Series 2000 B,
LOC: Fifth Third Bank
3.850% 09/01/20(a)	670,000	670,000
OH Higher Educational Facility Revenue
Series 2005,
LOC: National City Bank
3.620% 05/01/30(a)	7,000,000	7,000,000
Tiffin University,
Series 2007,
LOC: National City Bank
3.620% 08/01/22(a)	13,700,000	13,700,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank
3.620% 08/01/24(a)	2,245,000	2,245,000
OH Lorain County Hospital Revenue
Series 2005,
Insured: AMBAC,
SPA: JPMorgan Chase Bank
3.600% 11/01/21(a)	27,945,000	27,945,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 1997 B,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.610% 12/01/28(a)	27,100,000	27,100,000
Series 2002 B,
LOC: Fifth Third Bank
3.620% 12/01/27(a)	6,165,000	6,165,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank
3.610% 08/15/22(a)	4,785,000	4,785,000
OH Montgomery County Economic Development Revenue
Series 1996,
LOC: National City Bank
3.620% 05/01/26(a)	8,000,000	8,000,000
OH Muskingum County Hospital Facilities Revenue
Genesis Healthcare System,

27

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
Series 2000,
LOC: National City Bank
3.620% 12/01/20(a)	12,980,000	12,980,000
OH Parma City
Parma Community General Hospital,
Series 2006 C,
LOC: JPMorgan Chase Bank
3.610% 11/01/30(a)	10,035,000	10,035,000
OH Parma Hospital Improvement Revenue
Parma Community General Hospital,
Series 2006 A,
LOC: JPMorgan Chase Bank
3.610% 11/01/29(a)	9,070,000	9,070,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006,
LOC: Fifth Third Bank
3.610% 02/01/30(a)	17,555,000	17,555,000
OH Stark County Port Authority Revenue
Series 2001,
LOC: JPMorgan Chase & Co.
3.850% 12/01/22(a)	3,440,000	3,440,000
OH State
Series 2003 B,
3.600% 08/01/17(b)	67,615,000	67,615,000
OH Summit County Port Authority
Series 2005,
LOC: National City Bank
3.660% 10/01/23(a)	4,400,000	4,400,000
Summa Enterprise Group,
Series 2006,
LOC: Fifth Third Bank
3.610% 11/01/36(a)	4,810,000	4,810,000
OH University of Toledo
Series 2002,
Insured: FGIC,
SPA: U.S. Bank N.A.
3.650% 06/01/32(a)	150,000	150,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000,
LOC: Fifth Third Bank
3.620% 08/01/20(a)	1,580,000	1,580,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2005 B,
LOC: Barclays Bank PLC

28

	Par ($)	Value ($)
Municipal Bonds – (continued)
OHIO – (continued)
3.600% 01/01/34(a)	3,880,000	3,880,000
OHIO TOTAL		657,730,000
OKLAHOMA – 1.5%
OK Industries Authority
Amateur Softball Association,
Series 2002,
LOC: Bank One Oklahoma N.A.
3.850% 06/01/14(a)	1,015,000	1,015,000
OK Turnpike Authority
Series 2006 B,
Insured: XLCA
3.550% 01/01/28(a)	42,660,000	42,660,000
Series 2006 C,
Insured: XLCA
3.550% 01/01/28(a)	48,500,000	48,500,000
OKLAHOMA TOTAL		92,175,000
OREGON – 0.1%
OR Homeowner Revenue
Series 2006,
SPA: Merrill Lynch Capital Services
3.670% 05/01/10(a)	5,540,000	5,540,000
OREGON TOTAL		5,540,000
PENNSYLVANIA – 6.0%
PA Adams County Industrial Development Authority Revenue
Series 2007,
LOC: PNC Bank N.A.
3.630% 06/01/32(a)	10,275,000	10,275,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A,
LOC: PNC Bank N.A.
3.600% 05/01/26(a)	22,000,000	22,000,000
Series 2003,
Insured: FGIC,
SPA: Landesbank Hessen-Thuringen
3.640% 10/01/19(a)	28,965,000	28,965,000
University of Pittsburgh Medical Center:
Series 2005 B-1,
3.720% 12/01/16(b)	10,991,000	10,991,000
Series 2005 B-2,
3.720% 12/01/35(b)	21,116,000	21,116,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002,
LOC: PNC Bank N.A.
3.620% 06/01/22(a)	2,550,000	2,550,000
PA Allegheny County Redevelopment Authority
Series 2001 A,
LOC: National City Bank

29

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
3.660% 11/01/19(a)	2,615,000	2,615,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006 B,
LOC: Barclays Bank PLC
3.600% 12/01/41(a)	32,405,000	32,405,000
PA Delaware County Industrial Development Authority
General Electric Capital Corp.,
Series 2007 G,
3.560% 12/01/31(b)	8,170,000	8,170,000
PA Delaware Valley Regional Financial Authority
Series 2004,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.730% 07/01/27(a)	4,995,000	4,995,000
PA Economic Development Financing Authority
JC Blair,
Series 2007 A-1,
LOC: National City Bank
3.620% 03/01/19(a)	4,000,000	4,000,000
PA Emmaus General Authority
Series 1989 D,
LOC: DEPFA Bank PLC
3.650% 03/01/24(a)	15,200,000	15,200,000
Series 1989 F-22,
LOC: DEPFA Bank PLC
3.650% 03/01/24(a)	21,900,000	21,900,000
Series 1989 G18,
LOC: DEPFA Bank PLC
3.650% 03/01/24(a)	22,700,000	22,700,000
Series 1989 H-19,
LOC: DEPFA Bank PLC
3.650% 03/01/24(a)	15,000,000	15,000,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA,
SPA: Dexia Credit Local
3.630% 03/01/34(a)	1,790,000	1,790,000
Series 2002 B,
Insured: FSA,
SPA: Dexia Credit Local
3.630% 03/01/34(a)	10,105,000	10,105,000
PA Higher Educational Facilities Authority
Series 2005,
LOC: Sovereign Bank
3.630% 11/01/36(a)	11,490,000	11,490,000
PA Lackawanna County
Series 2006 A,
LOC: PNC Bank N.A.
3.600% 09/01/29(a)	20,000,000	20,000,000

30

	Par ($)	Value ($)
Municipal Bonds – (continued)
PENNSYLVANIA – (continued)
PA Philadelphia Authority for Industrial Development
Series 2003,
Insured: FSA,
SPA: Merrill Lynch Services Capital
3.730% 10/01/10(a)	10,275,000	10,275,000
Series 2007 A-1,
LOC: Citizens Bank of PA
3.560% 07/01/37(a)	13,275,000	13,275,000
PA Philadelphia Gas Works Revenue
Series 2003,
Insured: FSA,
SPA: Merrill Lynch Services Capital
3.820% 08/01/31(a)	5,000,000	5,000,000
PA Philadelphia
Series 2006,
Insured: CIFG,
LIQ FAC: Bayerische Landesbank
3.730% 08/01/22(a)	10,480,000	10,480,000
PA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
Insured: FSA,
LIQ FAC: DEPFA Bank PLC
3.640% 01/01/19(a)	55,360,000	55,360,000
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home,
Series 2006 S,
LOC: PNC Bank N.A.
3.620% 01/01/37(a)	4,700,000	4,700,000
PENNSYLVANIA TOTAL		365,357,000
PUERTO RICO – 2.0%
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
Series 2007,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 12/27/08(a)	49,725,000	49,725,000
PR Commonwealth of Puerto Rico
Reset Optional Certificates Trust II-R,
Series 2006,
LIQ FAC: Citigroup Financial Products,
GTY AGMT: Citigroup Financial Products
3.660% 09/03/09(a)	73,535,000	73,535,000
PUERTO RICO TOTAL		123,260,000
SOUTH CAROLINA – 1.8%
SC Cherokee County Industrial Development Revenue
Newark Electronics Corp.,
Series 1985,
LOC: LaSalle Bank N.A.
3.610% 12/01/15(a)	6,500,000	6,500,000
SC Greenville County Industrial Revenue
Edgcomb Metals Co.,
Series 1984,

31

	Par ($)	Value ($)
Municipal Bonds – (continued)
SOUTH CAROLINA – (continued)
LOC: Wells Fargo Bank N.A.
3.580% 07/01/14(a)	4,400,000	4,400,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999,
LOC: Branch Banking & Trust
3.630% 11/01/24(a)	1,600,000	1,600,000
Health Care Facilities Revenue:
Baptist Ministries, Inc.,
Series 2000,
LOC: National Bank of South Carolina
3.650% 07/01/20(a)	5,500,000	5,500,000
Carolina Village, Inc.,
Series 2000,
LOC: Branch Banking & Trust
3.630% 02/01/22(a)	13,250,000	13,250,000
Hospital Facilities Revenue,
Sisters Of Charity Hospitals,
Series 2002,
LOC: Wachovia Bank N.A.
3.610% 11/01/32(a)	3,750,000	3,750,000
Spartanburg YMCA,
Series 1996,
LOC: First Union National Bank
3.630% 06/01/18(a)	2,320,000	2,320,000
SC Piedmont Municipal Power Agency
Electric Revenue,
Series 2004 B-6,
Insured: MBIA,
SPA: Dexia Credit Local
1.000% 01/01/31(a)	20,175,000	20,175,000
Series 2004 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
1.000% 01/01/34(a)	21,750,000	21,750,000
SC Public Service Authority
Series 2002,
Insured: FSA
3.750% 07/01/10(a)	10,205,000	10,205,000
Series 2004,
Insured: AMBAC
3.660% 01/01/22(a)	4,510,000	4,510,000
SC Transportation Infrastructure Bank
Series 2004,
Insured: AMBAC
3.750% 04/01/12(a)	12,620,000	12,620,000
Series 2006,
Insured: AMBAC,
LIQ FAC: Citigroup Financial Products
3.660% 10/01/33(a)	4,170,000	4,170,000
SOUTH CAROLINA TOTAL		110,750,000
TENNESSEE – 5.1%
TN Cleveland Health & Educational Facilities Board
Lee University,

32

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
Series 2002,
LOC: First Tennessee Bank
3.700% 12/01/19(a)	2,750,000	2,750,000
TN Collierville Industrial Development Board
St. George’s High School,
Series 2001,
LOC: AmSouth Bank
3.610% 08/01/31(a)	19,475,000	19,475,000
TN Energy Acquisition Corp.
Series 2006,
LIQ FAC: Goldman Sachs,
GTY AGMT: Goldman Sachs & Co.
3.690% 09/01/26(a)	54,626,872	54,626,872
TN Hendersonville Industrial Development Board
Series 2007 A,
LOC: Fifth Third Bank
3.620% 05/01/36(a)	7,500,000	7,500,000
TN Knox County Health, Educational & Housing Facilities Board
Volunteer Student Housing LLC,
Series 2002,
LOC: Allied Irish Banks PLC
3.600% 09/01/34(a)	21,270,000	21,270,000
TN McMinn County Industrial Development Board
Series 2006,
LOC: AmSouth Bank
3.620% 11/01/36(a)	4,750,000	4,750,000
TN Metropolitan Government Nashville & Davidson County
3.500% 12/06/07	30,000,000	30,000,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
The Blakeford at Green Hills,
Series 2005,
LOC: Fifth Third Bank
3.620% 07/01/16(a)	6,000,000	6,000,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
Nashville Apartment Properties,
Series 1995-2,
LOC: AmSouth Bank
3.700% 09/01/15(a)	2,655,000	2,655,000
TN Metropolitan Government Nashville & Davidson County
Series 2002,
Insured: AMBAC,
SPA: Merrill Lynch Capital Services
3.860% 10/01/19(a)	5,235,000	5,235,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co.,
LIQ FAC: JPMorgan Chase & Co.

33

	Par ($)	Value ($)
Municipal Bonds – (continued)
TENNESSEE – (continued)
3.680% 06/01/08(a)	71,765,000	71,765,000
TN Oak Ridge Industrial Development Board
Series 2007,
LOC: Allied Irish Bank PLC
3.660% 09/01/38(a)	28,150,000	28,150,000
TN SCA Tax Exempt Trust
Series 2005,
Insured: FSA,
SPA: Merrill Lynch Capital Services
3.770% 01/01/30(a)	12,350,000	12,350,000
TN Sevier County Public Building Authority
Local Government Public Improvement Revenue,
Series 1998 III-B-2,
Insured: AMBAC,
SPA: Landesbank Hessen-Thuringen
3.630% 06/01/19(a)	3,990,000	3,990,000
Series 2004 C-2,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.650% 06/01/39(a)	5,900,000	5,900,000
Series 2004 D-3,
Insured: AMBAC,
SPA: DEPFA Bank PLC
3.650% 06/01/33(a)	9,000,000	9,000,000
TN Shelby County Health, Educational & Housing Facilities Board
Memphis University School Project,
Series 2002,
LOC: SunTrust Bank
3.610% 10/01/22(a)	4,520,000	4,520,000
Series 2007,
LOC: Regions Bank
3.650% 03/01/40(a)	7,880,000	7,880,000
St. Benedict Auburndale School,
Series 2003,
LOC: AmSouth Bank
3.620% 05/01/33(a)	4,970,000	4,970,000
St. Mary’s Episcopal School Project,
Series 2004,
LOC: First Tennessee Bank
3.620% 12/01/34(a)	3,500,000	3,500,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004,
LOC: SunTrust Bank
3.650% 07/01/24(a)	2,520,000	2,520,000
TENNESSEE TOTAL		308,806,872
TEXAS – 13.6%
TX Affordable Housing Corp.
Series 2006 1315,
Insured: MBIA,
LIQ FAC: Morgan Stanley

34

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
3.730% 03/01/32(a)	12,350,000	12,350,000
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003,
LOC: Allied Irish Bank PLC
3.650% 12/01/33(a)	5,255,000	5,255,000
TX BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust
3.690% 12/15/26(a)	16,695,000	16,695,000
TX Brazos County Health Facility Development Corp.
Series 2005,
LIQ FAC: Lloyds TSB Bank PLC
3.750% 01/01/19(a)	28,950,000	28,950,000
TX Brownsville Utility Systems Revenue
Series 2005,
Insured: AMBAC,
LIQ FAC: Citigroup Global Markets
3.660% 09/01/24(a)	6,930,000	6,930,000
TX Capital Area Cultural Education Facilities Finance Corp.
Roman Catholic Diocese Austin,
Series 2005,
LOC: Wachovia Bank N.A.
3.600% 04/01/45(a)	41,100,000	41,100,000
TX Cypress-Fairbanks Independent School District
Series 2007:
Guarantor: PSFG,
LIQ FAC: Citibank N.A.
3.700% 02/15/30(a)	14,850,000	14,850,000
Insured: MBIA,
LIQ FAC: Wells Fargo Bank N.A.
3.640% 02/15/29(a)	14,480,000	14,480,000
TX Dallas Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: Citibank N.A.
3.660% 08/15/24(a)	4,440,000	4,440,000
TX Denton County
Series 2005,
Insured: MBIA
3.670% 07/15/10(a)	4,545,000	4,545,000
TX Eclipse Funding Trust
Series 2006,
Insured: AMBAC,
LIQ FAC: U.S. Bank N.A.
3.640% 09/01/31(a)	26,740,000	26,740,000
Series 2007,
Insured: FSA,
LIQ FAC: U.S. Bank N.A.
3.640% 09/01/32(a)	6,700,000	6,700,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993,

35

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
GTY AGMT: General Electric Capital Corp.
3.650% 06/01/10(a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993,
GTY AGMT: General Electric Capital Corp.
3.650% 06/01/10(a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A.
3.650% 03/01/10(a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System,
Series 2004,
LOC: KBC Bank N.V.
3.600% 10/01/15(a)	20,440,000	20,440,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.610% 02/15/23(a)	4,995,000	4,995,000
Summer Green LLC,
Series 2004 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.610% 02/15/23(a)	2,560,000	2,560,000
TX Harlandale Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: JP Morgan Chase Bank
3.670% 08/15/12(a)	2,670,000	2,670,000
TX Harris County Health Facilities Development Corp.
Methodist Hospital,
Series 2006 A,
3.560% 12/01/32(a)	157,100,000	157,100,000
Texas Children’s Hospital,
Series 1999 B-1,
Insured: MBIA,
SPA: JPMorgan Chase Bank
3.640% 10/01/29(a)	7,390,000	7,390,000
TX Harris County-Houston Sports Authority
Series 2005,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.760% 11/15/38(a)	2,000,000	2,000,000
TX Harris County
Series 2007 A,
Insured: AMBAC,
LIQ FAC: Societe Generale
3.640% 08/15/35(a)	26,665,000	26,665,000
Series 2007,
Insured: FSA,

36

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
LIQ FAC: Citigroup Financial Products
3.720% 08/15/33(a)	5,580,000	5,580,000
TX Houston Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: Deutsche Bank A.G.
3.650% 02/15/24(a)	3,350,000	3,350,000
TX Houston Utility System Revenue
Series 2004:
Insured: FSA
3.660% 05/15/20(a)	5,130,000	5,130,000
Insured: MBIA
3.670% 05/15/27(a)	12,145,000	12,145,000
TX Houston
Series 2002,
Insured: MBIA
5.000% 03/01/08	6,000,000	6,017,974
Series 2004,
Insured: MBIA,
LOC: JPMorgan Chase Bank
3.670% 03/01/12(a)	9,160,000	9,160,000
TX Hunt Memorial Hospital District
Series 1998,
Insured: FSA
3.670% 08/15/17(a)	9,350,000	9,350,000
TX Klein Independent School District
Series 2006,
Insured: FGIC,
LIQ FAC: Wells Fargo Bank N.A.
3.640% 08/01/31(a)	11,675,000	11,675,000
TX Lamar Consolidated Independent School District
Series 2004,
Guarantor: PSFG,
LIQ FAC: JP Morgan Chase Bank
3.660% 02/15/15(a)	11,395,000	11,395,000
TX Lower Colorado River Authority
Series 2007,
Insured: MBIA,
LIQ FAC: Landesbank Hessen-Thurigen
3.650% 05/15/26(a)	18,645,000	18,645,000
TX Lufkin Health Facilities Development Corp.
Memorial Health Systems of East Texas,
Series 2005 A,
LOC: Allied Irish Bank PLC
3.640% 02/15/28(a)	10,000,000	10,000,000
TX Mesquite Independent School District No. 1
Series 2004,
Guarantor: PSFG,
LIQ FAC: JP Morgan Chase Bank
3.670% 08/15/13(a)	5,290,000	5,290,000
TX Montgomery County Municipal Utility District No. 46
Series 2004,

37

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.670% 09/01/10(a)	1,280,000	1,280,000
TX Municipal Gas Acquisition & Supply Corp. II
Series 2007,
LIQ FAC: Landesbank Hessen-Thurigen
3.730% 09/15/27(a)	45,000,000	45,000,000
TX Red River Authority Pollution Control Revenue
Southwestern Public Services,
Series 1996,
Insured: AMBAC,
LIQ FAC: Bank of New York
3.600% 07/01/16(a)	23,600,000	23,600,000
TX Richardson Independent School District
Series 2005 PT-2835,
Guarantor: PSFG,
LIQ FAC: Merrill Lynch Capital Services
3.860% 02/15/25(a)	4,270,000	4,270,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG,
LIQ FAC: Wells Fargo Bank N.A.
3.640% 08/01/32(a)	10,740,000	10,740,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001,
LOC: Bank One N.A.
3.630% 12/01/21(a)	7,290,000	7,290,000
TX San Antonio Health Facilities Development Corp. Revenue
CTRC Clinical Foundation,
LOC: Wells Fargo Bank N.A.
3.580% 06/01/20(a)	6,240,000	6,240,000
TX San Marcos Consolidated Independent School District
Series 2005,
Guarantor: PSFG
3.860% 08/01/26(a)	6,095,000	6,095,000
TX State
Series 2005,
LIQ FAC: Lehman Liquidity Co.
3.730% 04/01/30(a)	7,490,000	7,490,000
Series 2007 A,
LIQ FAC: Societe Generale
3.640% 04/01/37(a)	35,000,000	35,000,000
Series 2007,
4.500% 08/28/08	136,000,000	136,766,892
TX University
Series 2007,
LIQ FAC: Citibank N.A.

38

	Par ($)	Value ($)
Municipal Bonds – (continued)
TEXAS – (continued)
3.660% 07/01/35(a)	3,600,000	3,600,000
TX Williamson County
Series 2001 188,
Insured: FSA
3.670% 02/15/21(a)	8,135,000	8,135,000
TEXAS TOTAL		830,999,866
UTAH – 1.0%
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A,
Guarantor: FNMA,
LIQ FAC: FNMA
3.620% 08/15/39(a)	4,240,000	4,240,000
UT Intermountain Power Agency
Series 1985 E,
Insured: AMBAC,
SPA: Morgan Stanley
3.650% 07/01/18(a)	11,200,000	11,200,000
UT Salt Lake County Pollution Control Revenue
BP PLC,
Series 1994,
3.630% 02/01/08(a)	13,200,000	13,200,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002,
LOC: JPMorgan Chase Bank
3.690% 08/01/11(a)	1,425,000	1,425,000
UT Transit Authority
Series 2006,
Insured: FSA,
LIQ FAC: Dexia Credit Local
3.640% 06/15/32(a)	18,980,000	18,980,000
UT Weber County Housing Authority
Series 2001,
LOC: Bank One N.A.
3.620% 11/01/39(a)	2,630,000	2,630,000
UT West Valley City Industrial Development Revenue
Johnson Matthey, Inc.,
Series 1987,
LOC: HSBC Bank USA N.A.
3.620% 12/01/11(a)	6,900,000	6,900,000
UTAH TOTAL		58,575,000
VERMONT – 0.1%
VT Educational & Health Buildings Financing Agency
Gifford Medical Center,
Series 2006 A,
LOC: KeyBank N.A.

39

	Par ($)	Value ($)
Municipal Bonds – (continued)
VERMONT – (continued)
3.580% 10/01/36(a)	4,210,000	4,210,000
VERMONT TOTAL		4,210,000
VIRGINIA – 2.4%
VA Hanover County Virginia Industrial Development Authority
Covenant Woods,
Series 1999,
LOC: Branch Banking & Trust Co.
3.630% 07/01/29(a)	3,860,000	3,860,000
VA Housing Development Authority
Series 2005,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.700% 07/01/36(a)	18,405,000	18,405,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003,
LOC: Branch Banking & Trust
3.630% 12/01/33(a)	11,365,000	11,365,000
VA Suffolk Industrial Development Authority
Series 2007,
LIQ FAC: Citigroup Financial Products
3.660% 11/01/35(a)	111,785,000	111,785,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B,
LOC: Branch Banking & Trust
3.630% 01/01/35(a)	3,000,000	3,000,000
VIRGINIA TOTAL		148,415,000
WASHINGTON – 1.1%
WA Health Care Facilities Authority
Seattle Cancer Care,
Series 2005,
LOC: Harris Trust & Savings Bank
3.690% 03/01/35(a)	12,215,000	12,215,000
WA Housing Finance Commission
Series 1988,
LOC: Harris Trust & Savings Bank
3.620% 01/01/10(a)	11,800,000	11,800,000
WA Pierce County
Series 2005 921,
Insured: AMBAC,
LIQ FAC: JPMorgan Chase Bank
3.670% 02/01/13(a)	4,195,000	4,195,000
WA Public Power Supply Systems No. 3
Series 1998 3A,
Insured: MBIA,
SPA: Dexia Credit Local
3.560% 07/01/18(a)	15,585,000	15,585,000

40

	Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
WA Redmond
Series 2006,
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.860% 12/01/20(a)	3,445,000	3,445,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B,
LOC: U.S. Bank N.A.
3.650% 05/01/19(a)	2,155,000	2,155,000
WA State
Series 2004 B-22,
Insured: FSA
3.670% 07/01/24(a)	8,715,000	8,715,000
Series 2004,
Insured: AMBAC,
GTY AGMT: Merrill Lynch & Co.
3.750% 01/01/12(a)	7,365,000	7,365,000
WASHINGTON TOTAL		65,475,000
WEST VIRGINIA – 0.7%
WV Cabell County University Facilities Revenue
Series 2007 A,
LOC: Regions Bank
3.610% 07/01/39(a)	26,500,000	26,500,000
WV Eclipse Funding Trust
Series 2006,
Insured: FSA,
LOC: U.S. Bank N.A.
3.640% 11/01/35(a)	9,295,000	9,295,000
WV University
Series 2005,
Insured: FGIC,
LIQ FAC: JPMorgan Chase Bank
3.670% 10/01/12(a)	4,935,000	4,935,000
WEST VIRGINIA TOTAL		40,730,000
WISCONSIN – 2.0%
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994,
LOC: U.S. Bank N.A.
3.650% 12/15/09(a)	2,770,000	2,770,000
WI Center District Tax Revenue
Series 2004,
Insured: MBIA,
SPA: Merrill Lynch Capital Services
3.860% 12/15/21(a)	6,625,000	6,625,000
WI Health & Educational Facilities Authority
Aurora St. Luke’s Medical Center,
Series 1987,
LOC: Kredietbank N.V.
3.600% 12/01/17(a)	26,400,000	26,400,000
Gundersen Clinic Ltd.,

41

	Par ($)	Value ($)
Municipal Bonds – (continued)
WISCONSIN – (continued)
Series 2000 A,
Insured: FSA,
SPA: Dexia Credit Local
3.650% 12/01/15(a)	490,000	490,000
Series 2003:
Insured: MBIA
3.670% 02/15/16(a)	24,205,000	24,205,000
Insured: MBIA,
SPA: Landesbank Hessen-Thuringen
3.670% 08/15/19(a)	27,015,000	27,015,000
LOC: Bank One N.A.
3.640% 07/01/28(a)	6,570,000	6,570,000
WI Reset Optional Certificates Trust II-R
Series 2006,
Insured: FSA,
LIQ FAC: Citigroup Financial Products
3.670% 11/01/26(a)	5,865,000	5,865,000
WI State
Series 2007,
Insured: AMBAC,
LIQ FAC: DEPFA Bank PLC
3.640% 05/01/18(a)	20,345,000	20,345,000

WISCONSIN TOTAL		120,285,000
Total Municipal Bonds (cost of $6,028,219,240)		6,028,219,240
Short-Term Obligations – 2.2%
VARIABLE RATE DEMAND NOTES – 2.2%
Puttable Floating Option Tax-Exempt Receipts
Series 2001,
LIQ FAC: Merrill Lynch Capital Services
3.880% 01/01/32(a)	6,420,000	6,420,000
Series 2005,
SPA: Merrill Lynch Capital Services
3.780% 09/01/26(a)	12,515,000	12,515,000
Series 2006 A,
SPA: Merrill Lynch Capital Services
3.780% 10/01/37(a)	25,605,000	25,605,000
Series 2007:
Insured: MBIA,
LIQ FAC: Merrill Lynch Capital Services
3.750% 09/01/31(a)	4,910,000	4,910,000
Insured: XLCA,
SPA: Merrill Lynch Capital Services
3.820% 07/01/39(a)	7,500,000	7,500,000
LIQ FAC: Dexia Credit Local
3.640% 07/01/34(a)	56,335,000	56,335,000
LIQ FAC: Merrill Lynch Capital Services

42

	Par ($)	Value ($)
Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES – (continued)
3.980% 09/15/37(a)	20,145,000	20,145,000
VARIABLE RATE DEMAND NOTES TOTAL		133,430,000

Total Short-Term Obligations (cost of $133,430,000)		133,430,000

Total Investments – 101.1% (cost of $6,161,649,240) (d)		6,161,649,240

Other Assets & Liabilities, Net – (1.1)%		(68,794,313)

Net Assets – 100.0%		6,092,854,927

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund.  This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share.  These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share.  In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)

Variable rate obligation maturing in more than one year. These securities are secured by letters of credit or other credit support agreements from banks. The interest rate is changed periodically and the interest rate reflects the rate at November 30, 2007.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2007.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, this security, which is not illiquid, amounted to $34,435,000, which represents 0.6% of net assets.

(d)	Cost for federal income tax purposes is $6,161,649,240.

Acronym	Name

AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GIC	Guaranteed Investment Contract
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
SPA	Stand-by Purchase Agreement
XLCA	XL Capital Assurance, Inc.

43

INVESTMENT PORTFOLIO
November 30, 2007 (Unaudited)	Columbia Treasury Reserves

	Par ($)	Value ($)*
Repurchase Agreements – 100.2%
Repurchase agreement with Barclays Capital, dated 11/30/07, due on 12/03/07, at 3.050%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,022,041,203 (repurchase proceeds $1,002,254,675)	1,002,000,000	1,002,000,000
Repurchase agreement with Barclays Capital, dated 11/30/07, due on 12/03/07, at 4.530%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/37, market value $724,200,001 (repurchase proceeds $710,268,025)	710,000,000	710,000,000
Repurchase agreement with Bear Stearns, dated 11/30/07, due on 12/03/07, at 3.150%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $156,770,780 (repurchase proceeds $150,039,375)	150,000,000	150,000,000
Repurchase agreement with BNP Paribas, dated 11/30/07, due on 12/03/07, at 3.100%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/31, market value $4,082,040,527 (repurchase proceeds $4,003,033,850)	4,002,000,000	4,002,000,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due on 12/03/07, at 3.100%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/23, market value $1,527,807,345 (repurchase proceeds $1,498,235,944)	1,497,849,000	1,497,849,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due on 12/03/07, at 3.250%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/23, market value $204,000,352 (repurchase proceeds $200,054,167)	200,000,000	200,000,000
Repurchase agreement with Deutsche Bank Securities, dated 11/30/07, due on 12/03/07, at 4.400%, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/37, market value $1,284,180,001 (repurchase proceeds $1,259,461,633)	1,259,000,000	1,259,000,000
Repurchase agreement with Goldman Sachs, dated 11/30/07, due on 12/03/07, at 0.500%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/37, market value $414,293,851 (repurchase proceeds $406,168,923)	406,152,000	406,152,000

1

	Par ($)	Value ($)*
Repurchase Agreements – (continued)
Repurchase agreement with Goldman Sachs, dated 11/30/07, due on 12/03/07, at 1.000%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/29, market value $204,017,824 (repurchase proceeds $200,016,667)	200,000,000	200,000,000
Repurchase agreement with Goldman Sachs, dated 11/30/07, due on 12/03/07, at 4.510%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $306,116,280 (repurchase proceeds $300,112,750)	300,000,000	300,000,000
Repurchase agreement with Greenwich Capital, dated 11/30/07, due on 12/03/07, at 3.100%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/14, market value $2,040,005,055 (repurchase proceeds 2,000,516,667)	2,000,000,000	2,000,000,000
Repurchase agreement with HSBC Bank USA, dated 11/30/07, due on 12/03/07, at 3.050%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $3,570,005,547 (repurchase proceeds $3,500,889,583)	3,500,000,000	3,500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 11/30/07, due on 12/03/07, at 3.050%, collateralized by U.S. Treasury Obligations with various maturities to 02/14/08, market value $703,801,763 (repurchase proceeds $690,175,375)	690,000,000	690,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 11/30/07, due on 12/03/07, at 3.070%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $1,581,005,505 (repurchase proceeds $1,550,396,542)	1,550,000,000	1,550,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 11/30/07, due on 12/03/07, at 4.350%, collateralized by U.S. Government Agency Obligations with various maturities to 03/15/37, market value $204,004,413 (repurchase proceeds $200,072,500)	200,000,000	200,000,000
Repurchase agreement with Lehman Brothers, dated 11/30/07, due on 12/03/07, at 3.000%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/22, market value $3,474,364,541 (repurchase proceeds $3,432,858,000)	3,432,000,000	3,432,000,000

2

	Par ($)	Value ($)*
Repurchase Agreements – (continued)
Repurchase agreement with Societe Generale, dated 11/30/07, due on 12/03/07, at 3.100%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/14, market value $1,836,000,808 (repurchase proceeds $1,800,465,000)	1,800,000,000	1,800,000,000
Repurchase agreement with Societe Generale, dated 11/30/07, due on 12/03/07, at 4.450%, collateralized by U.S. Government Agency Obligations with various maturities to 09/15/37, market value $2,856,000,000 (repurchase proceeds $2,801,038,333)	2,800,000,000	2,800,000,000
Repurchase agreement with UBS Securities, Inc., dated 11/30/07, due on 12/03/07, at 3.070%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/36, market value $2,550,002,636 (repurchase proceeds $2,500,639,583)	2,500,000,000	2,500,000,000
Repurchase agreement with UBS Securities, Inc., dated 11/30/07, due on 12/03/07, at 4.440%, collateralized by U.S. Government Agency Obligations with various maturities to 04/15/43, market value $300,901,518 (repurchase proceeds $295,109,150)	295,000,000	295,000,000

Total Repurchase Agreements (cost of $28,494,001,000)		28,494,001,000

Total Investments – 100.2% (cost of $28,494,001,000)(a)		28,494,001,000

Other Assets & Liabilities, Net – (0.2)%		(42,796,374)

Net Assets – 100.0%		28,451,204,626

Notes to Investment Portfolio:

*	Security Valuation:

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, provided certain conditions are met, including that the Fund’s Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund’s Board of Trustees has established procedures intended to stabilize the Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund’s market-based net asset value per share deviates from $1.00 per share. In the event such deviation exceeds ½ of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

(a)	Cost for federal income tax purposes is $28,494,001,000.

3

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)        There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 23, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 23, 2008